As filed with the Securities and Exchange Commission on November 30, 2005

  Registration Nos.  2-38512
    811-2125

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☒

  Pre-Effective Amendment No.   ☐
  Post-Effective Amendment No. 44  ☒

  and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☒

  Amendment No. 44  ☒

EQUITRUST SERIES FUND, INC.

(Exact name of Registrant as Specified in Charter)

5400 University Avenue
West Des Moines, Iowa 50266

(Address of Principal Executive Offices) (Zip Code)

(515) 225-5586

(Registrant's Telephone Number, Including Area Code)

Stephen M. Morain, Esquire
5400 University Avenue
West Des Moines, Iowa 50266

(Name and Address of Agent for Service)

Copy to:

James A. Arpaia, Esquire
Vedder, Price, Kaufman & Kammholz, P.C.
222 North LaSalle Street
Chicago, IL 60601

It is proposed that this filing will become effective (check appropriate box)

☐  immediately upon filing pursuant to paragraph (b)

☒  on December 1, 2005 pursuant to paragraph (b)

☐  60 days after filing pursuant to paragraph (a)(1)

☐  on (date) pursuant to paragraph (a)(1)

☐  75 days after filing pursuant to paragraph (a)(2)

☐  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment

EquiTrust Series Fund, Inc.

MONEY MARKET PORTFOLIO

HIGH GRADE BOND PORTFOLIO

STRATEGIC YIELD PORTFOLIO

MANAGED PORTFOLIO

VALUE GROWTH PORTFOLIO

BLUE CHIP PORTFOLIO

PROSPECTUS

Dated December 1, 2005

CLASS A SHARES

CLASS B SHARES

EquiTrust Series Fund, Inc. (the "Fund") is an open-end, diversified management investment company consisting of six portfolios (the "Portfolio(s)"), each with its own investment objective(s), investment policies, restrictions and attendant risks. This Prospectus describes each Portfolio in some detail - please read it and retain it for future reference. This Prospectus describes the Class A Shares and Class B Shares of the Portfolios.

An investment in a Portfolio of the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency. An investment in a Portfolio of the Fund involves investment risks, including possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved shares of the Fund or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

EquiTrust Mutual Funds
5400 University Avenue
West Des Moines, Iowa 50266
877-860-2904

MONEY MARKET PORTFOLIO	3

HIGH GRADE BOND PORTFOLIO	5

STRATEGIC YIELD PORTFOLIO	7

MANAGED PORTFOLIO	9

VALUE GROWTH PORTFOLIO	11

BLUE CHIP PORTFOLIO	14

FEES AND EXPENSES	16

INVESTMENT OBJECTIVES, PORTFOLIO STRATEGIES, AND OVERALL RISKS	19

PRINCIPAL RISK FACTORS	22

General Discussion of Risks	22

Risk/Return Curve	23

Types of Investment Risk	23

OTHER SECURITIES AND INVESTMENT STRATEGIES	25

Foreign Securities	27

Lower-Rated Debt Securities	27

When-Issued and Delayed Delivery Transactions	28

Mortgage-Backed Securities	29

Asset-Backed Securities	29

Covered Call Options	29

Capital Securities	30

Securities Lending	30

Short-Term Trading	30

CHOOSING A SHARE CLASS	31

Conversion Feature - Class B Shares	31

HOW TO BUY SHARES	32

SALES CHARGES	33

Class A Shares	33

Reductions and Waivers - Class A Shares	34

Class B Shares	35

HOW TO REDEEM SHARES	36

OTHER SHAREHOLDER SERVICES	37

Periodic Withdrawal Plan	37

Automatic Investment Plan	38

Exchange Privilege	38

Facsimile Requests	39

Retirement and Education Plans	39

PORTFOLIO MANAGEMENT	39

OTHER INFORMATION	41

Distributor	41

Net Asset Value	41

Privacy Notice	42

Householding	43

Investor Education and Protection	44

Anti-Money Laundering Program	44

Disruptive Trading Practices	44

DISTRIBUTIONS AND TAXES	45

Distributions	45

Taxes	46

CLASSES OF SHARES	47

FINANCIAL HIGHLIGHTS	48

ADDITIONAL INFORMATION	Back Cover

Shareholder Inquiries	Back Cover

Annual/Semi-Annual Reports to Shareholders	Back Cover

Statement of Additional Information	Back Cover

Yield and Purchase Information

Toll Free 877-860-2904

Des Moines 515-225-5586

INVESTOR PROFILE

Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

•  require stability of principal

•  are seeking a mutual fund for the cash portion of an asset allocation program

•  need to "park" your money temporarily within the Fund

or

•  consider yourself a saver rather than an investor

You may want to invest less of your assets in this Portfolio if you:

•  are seeking an investment that is likely to outpace inflation

•  are investing for retirement or other goals that are many years in the future

or

•  are investing for growth or maximum current income

MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE

What is this Portfolio's goal?

The Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio intends to maintain a stable value of $1.00 per share.

PRIMARY INVESTMENT STRATEGIES

How does this Portfolio pursue its objective?

This Portfolio invests exclusively in U.S. dollar-denominated money market securities maturing in 13 months or less from the date of purchase, including those issued by U.S. financial institutions, corporate issuers, the U.S. Government and its agencies, instrumentalities and municipalities. At least 95% of the Portfolio's assets must be rated in the highest short-term category (or its unrated equivalent), and 100% of the Portfolio's assets must be invested in securities rated in the two highest rating categories. The Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less.

PRINCIPAL RISKS

What are the main risks of investing in this Portfolio?

As with any money market fund, the yield paid by the Portfolio will vary with changes in interest rates. Also, there is a possibility that the Portfolio's share value could fall below $1.00, which could reduce the value of your investment. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. The Portfolio could experience a high level of current income volatility because the level of its current income directly reflects short-term interest rates.

Before you invest, please carefully read the sections on "Principal Risk Factors Associated with the Portfolios' Investments" and "Other Securities and Investment Strategies."

RISK/RETURN SUMMARY - MONEY MARKET PORTFOLIO

The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance for each of the last ten years.

Best Quarter:	3	Q 2000	1.21%
Worst Quarter:	1	Q 2004	0.02%

*Contingent Deferred Sales Charges are not reflected in the bar chart or other return figures noted above. If these amounts were reflected, returns would be less than those shown. Class A Shares were not offered until December 1, 2005.

**The year-to-date return as of September 30, 2005 was 0.79%.

The following table compares the average annual total returns of the Money Market Portfolio to those of the Merrill Lynch 90-day T-Bill Index over the periods shown. The 90-day T-Bill Index is a widely recognized index of three-month Treasury bills. The 90-day T-Bill Index figures do not reflect any fees, expenses or taxes and one cannot invest directly in the Index.

Average Annual Total Returns	One Year	Five Years	Ten Years
(for periods ending December 31, 2004)
Money Market Portfolio (Class B Shares)*	(4.70)%	1.14%	2.54%
90-day T-Bill Index	1.25%	2.80%	4.01%

*Class A Shares were not offered until December 1, 2005.

The performance data was calculated after deducting all fees and charges actually incurred by the Money Market Portfolio. During certain periods shown, EquiTrust Investment Management Services, Inc. ("the Adviser") reimbursed the Portfolio for total expenses (excluding distribution fees) in excess of 1.50% of average daily net assets, which lowered the expenses for the Portfolio.

During fiscal years 2002 through 2005, the Adviser voluntarily waived custodial and transfer agent fees through October 22, 2004, and management and accounting fees through November 24, 2004; and EquiTrust Marketing Services, LLC, the Fund's distributor, waived administrative services fees through October 22, 2004. Fee waivers may be terminated at any time at the option of the Adviser or EquiTrust Marketing Services, LLC. The Portfolio's performance during these periods would have been lower absent the fee waivers and expense reimbursements.

Please remember that past performance is no indicator or guarantee of the results that the Money Market Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table.

INVESTOR PROFILE

Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

•  are seeking an investment that generates a regular stream of income

•  are seeking higher potential returns than money market funds provide and are willing to accept moderate risk of volatility

•  want to diversify your investments

•  are seeking a mutual fund for the income portion of an asset allocation program

or

•  are retired or nearing retirement

You may want to invest less of your assets in this Portfolio if you:

•  are investing for maximum return over a long time horizon

or

•  require absolute stability of your principal

HIGH GRADE BOND PORTFOLIO

INVESTMENT OBJECTIVE

What is this Portfolio's goal?

The Portfolio seeks to generate as high a level of current income as is consistent with an investment in a diversified portfolio of high grade income-bearing debt securities.

PRIMARY INVESTMENT STRATEGIES

How does this Portfolio pursue its objective?

To keep current income relatively stable and to limit share price volatility, under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high grade bonds and intends to maintain an intermediate (typically 2-7 years) average portfolio duration. High grade bonds are debt securities rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization ("NRSRO") (e.g., A or higher by either Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P")) or unrated securities that the Adviser determines are of comparable quality. (See Appendix C to the SAI for an explanation of ratings.)

The Portfolio may invest in a broad range of debt securities of domestic corporate and government issuers. The corporate securities in which the Portfolio may invest include debt securities of various types and maturities, e.g., debentures, notes, mortgage securities, equipment trust certificates and other collateralized or asset-backed securities. Collateralized securities are backed by a pool of assets such as loans or receivables which generate cash flow to cover the payments due on the securities. The Portfolio may also invest up to 25% of its net assets in debt securities of foreign issuers as consistent with its investment objective.

PRINCIPAL RISKS

What are the main risks of investing in this Portfolio?

As with most income mutual funds, the Portfolio is subject to interest rate risk. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. Other factors may affect the market price and yield of the Portfolio's securities, including investor demand and domestic and worldwide economic conditions. In addition, the Portfolio is subject to credit risk. Collateralized securities are subject to certain risks, including a decline in the value of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of mortgages or other loans backing these securities, or destruction of equipment subject to equipment trust certificates. In the event of prepayment, the Portfolio will be required to reinvest the proceeds of prepayments at interest rates prevailing at the time of reinvestment, which may be lower. To the extent that the Portfolio invests in securities of foreign issuers, the Portfolio may be affected by currency, information, natural event and political risks. Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.

These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail later in this Prospectus and in the Statement of Additional Information ("SAI"). Before you invest, please carefully read the sections, on "Principal Risk Factors Associated with the Portfolios' Investments" and "Other Securities and Investment Strategies."

RISK/RETURN SUMMARY - HIGH GRADE BOND PORTFOLIO

The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance for each of the last ten years.

Best Quarter:	1	Q 1995	4.37%
Worst Quarter:	2	Q 2004	(2.43)%

*Contingent Deferred Sales Charges are not reflected in the bar chart or other return figures noted above. If these amounts were reflected, returns would be less than those shown. Class A Shares were not offered until December 1, 2005.

**The year-to-date return as of September 30, 2005 was 1.03%.

The following table compares the average annual total returns of the High Grade Bond Portfolio to those of the Lehman Brothers U.S. Aggregate Index ("Lehman Aggregate Index") over the periods shown. The Lehman Aggregate Index is a widely recognized, unmanaged index of fixed income performance. The Lehman Aggregate Index figures do not reflect any fees, expenses or taxes and one cannot invest directly in the Index.

The table also shows returns of the Portfolio on a before- and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Portfolio shares held through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA").

Average Annual Total Returns	One Year	Five Years	Ten Years
(for periods ending December 31, 2004)
High Grade Bond Portfolio (Class B Shares)*
Return Before Taxes	(1.61)%	6.40%	6.42%
Return After Taxes on Distributions	(2.94)%	4.52%	4.27%
Return After Taxes on Distributions and Sale of Portfolio Shares	(1.07)%	4.32%	4.16%
Lehman Brothers U.S. Aggregate Index	7.72%	7.71%	4.34%

*Class A Shares were not offered until December 1, 2005.

The performance data was calculated after deducting all fees and charges actually incurred by the High Grade Bond Portfolio.

Please remember that past performance (before and after taxes) is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table.

INVESTOR PROFILE

Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

•  are seeking higher potential returns than most bond mutual funds provide and are willing to accept significant risk of volatility

•  want to diversify your investments

•  are seeking a mutual fund for the income portion of an asset allocation program

or

•  are retired or nearing retirement, if your investment in this Portfolio is held as part of a diversified investment portfolio

You may want to invest less of your assets in this Portfolio if you:

•  desire relative stability of your principal

or

•  are investing for maximum return over a long time horizon

STRATEGIC YIELD PORTFOLIO

INVESTMENT OBJECTIVE

What is this Portfolio's goal?

The Portfolio seeks as high a level of current income as is consistent with an investment in a diversified portfolio of lower-rated, higher-yielding income-bearing securities. The Portfolio also seeks capital appreciation, but only when consistent with its primary goal.

PRIMARY INVESTMENT STRATEGIES

How does this Portfolio pursue its objective?

The Portfolio invests primarily (i.e., at least 65% of total assets) in lower-rated, higher-yielding income-bearing debt securities, including "junk" bonds. Under normal market conditions, the Portfolio invests its assets in debt and other income-bearing securities rated Baa/BBB or lower by an NRSRO (and their unrated equivalents); or in other high-yielding/high-risk securities the Adviser believes offer attractive risk/return characteristics. Junk bonds are those rated, at the time of purchase, below the fourth credit grade by an NRSRO (e.g., Ba/BB or below by Moodys/S&P) or unrated securities that the Adviser determines are of comparable quality. The Portfolio generally does not invest in bonds rated Ca/CC or lower unless the Adviser believes that the financial condition of the issuer or the protection afforded to the security is stronger than the rating would otherwise indicate. (See Appendix C to the SAI for an explanation of ratings.)

PRINCIPAL RISKS

What are the main risks of investing in this Portfolio?

This Portfolio is subject to above-average interest rate and credit risks. You should expect greater fluctuations in share price, yield and total return compared to mutual funds holding bonds and other income-bearing securities with higher credit ratings and/or shorter maturities. These fluctuations, whether positive or negative, may be sharp and unanticipated. Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.

Issuers of non-investment grade securities (i.e., "junk" bonds) are typically in poor financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. "Junk" bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail later in this Prospectus and in the SAI. Before you invest, please carefully read the sections on "Principal Risk Factors Associated with the Portfolios' Investments" and "Other Securities and Investment Strategies."

RISK/RETURN SUMMARY - STRATEGIC YIELD PORTFOLIO

The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance for each of the last ten years.

Best Quarter:	1	Q 2001	5.37%
Worst Quarter:	3	Q 1999	(2.34)%

*Contingent Deferred Sales Charges are not reflected in the bar chart or other return figures noted above. If these amounts were reflected, returns would be less than those shown. Class A Shares were not offered until December 1, 2005.

**The year-to-date return as of September 30, 2005 was 1.96%.

The following table compares the average annual total returns of the Strategic Yield Portfolio to those of the Lehman Brothers U.S. Credit: Investment Grade & High Yield Index and the Lehman Brothers U.S. Corporate/High Yield Index (collectively, the "Lehman Indices") over the periods shown. The Lehman Indices are widely recognized, unmanaged indices of corporate and high yield bond market performance. The Lehman Indices' figures do not reflect any fees, expenses or taxes and one cannot invest directly in the Indices.

The table also shows returns of the Portfolio on a before- and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Portfolio shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Average Annual Total Returns	One Year	Five Years	Ten Years
(for periods ending December 31, 2004)
Strategic Yield Portfolio (Class B Shares)*
Return Before Taxes	3.37%	7.40%	7.49%
Return After Taxes on Distributions	1.38%	4.90%	4.72%
Return After Taxes on Distributions and Sale of Portfolio Shares	2.14%	4.76%	4.67%
Lehman Brothers U.S. Credit: Investment Grade and High Yield Index	8.40%	8.45%	6.50%
Lehman Brothers U.S. Corporate High Yield Index	8.13%	6.97%	11.13%

*Class A Shares were not offered until December 1, 2005.

The performance data was calculated after deducting all fees and charges actually incurred by the Strategic Yield Portfolio. During certain periods shown, the Adviser reimbursed the Portfolio for operating expenses in excess of 1.50% of average daily net assets (excluding distribution fees), which lowered expenses for the Portfolio. The Portfolio's performance during these periods would have been lower absent the Adviser's expense reimbursements.

Please remember that past performance (before and after taxes) is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table.

INVESTOR PROFILE

Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

•  are looking for a more conservative alternative to a growth-oriented mutual fund

•  want a well-diversified and relatively stable investment allocation

•  need a core investment

•  seek above-average total return over the long-term irrespective of its source

or

•  are retired or nearing retirement, if your investment in this Portfolio is held as part of a diversified investment portfolio

You may want to invest less of your assets in this Portfolio if you:

•  are investing for maximum return over a long time horizon

or

•  require a high degree of stability of your principal

MANAGED PORTFOLIO

INVESTMENT OBJECTIVE

What is this Portfolio's goal?

The Portfolio seeks the highest level of total return through income and capital appreciation.

PRIMARY INVESTMENT STRATEGIES

How does this Portfolio pursue its objective?

The Portfolio pursues its objective through a fully managed investment policy consisting of investment in the following three market sectors: (1) common stocks and other equity securities including preferred stock and warrants or rights to acquire common stock, (2) high grade debt securities and (3) money market instruments.

The Portfolio's investment policy for the equity sector is to invest in both value-oriented securities of the type in which the Value Growth Portfolio invests and securities of those companies that display more traditional growth characteristics such as established records of growth in sales and earnings. The Portfolio's criteria for selecting debt and money market securities are the same as those employed for the primary investments by the High Grade Bond and Money Market Portfolios, respectively. There are no restrictions as to the proportion of one or another type of security which the Portfolio may hold. Accordingly, at any given time, the Portfolio may be substantially invested in equity securities, debt securities or money market instruments.

PRINCIPAL RISKS

What are the main risks of investing in this Portfolio?

As with any mutual fund that invests in stocks and bonds, the Portfolio is subject to market and interest rate risks.

To the extent that it invests in certain securities, the Portfolio may be affected by additional risks relating to non-investment grade securities (above-average credit, market and other risks), securities of foreign issuers (currency, information, natural event and political risks), and mortgage-backed securities (credit, extension, prepayment and interest rate risks). Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.

In general, the Managed Portfolio may be subject to any of the principal risks discussed in connection with the Value Growth, High Grade Bond and Money Market Portfolios. These risks include the risk of value investing. Value stocks may never reach what the Adviser believes is their full market value and, even though they are undervalued, such stocks may decline further in value. In addition, the Portfolio is subject to credit risk. To the extent the Portfolio is substantially invested in money market instruments, the Portfolio could experience a high level of current income volatility because the level of its current income directly reflects short-term interest rates.

These risks, and the risks associated with other higher-risk securities that the Portfolio may utilize, are described in more detail later in this Prospectus and in the SAI. Before you invest, please carefully read the sections on "Principal Risk Factors Associated with the Portfolios' Investments" and "Other Securities and Investment Strategies."

RISK/RETURN SUMMARY - MANAGED PORTFOLIO

The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance for each of the last ten years.

Best Quarter:	2	Q 2003	12.33%
Worst Quarter:	3	Q 1998	(11.03)%

*Contingent Deferred Sales Charges are not reflected in the bar chart or other return figures noted above. If these amounts were reflected, returns would be less than those shown. Class A Shares were not offered until December 1, 2005.

**The year-to-date return as of September 30, 2005 was 3.67%.

The following table compares the average annual total returns of the Managed Portfolio to those of the S&P Composite Index of 500 Common Stocks (the "S&P 500 Index") over the periods shown. The S&P 500 Index is a widely recognized, unmanaged market capitalization-weighted index of 500 widely held common stocks. The S&P 500 Index figures do not reflect any fees, expenses or taxes and one cannot invest directly in the Index.

The table also shows returns of the Portfolio on a before- and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Portfolio shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Average Annual Total Returns	One Year	Five Years	Ten Years
(for periods ending December 31, 2004)
Managed Portfolio (Class B Shares)*
Return Before Taxes	2.70%	10.43%	8.44%
Return After Taxes on Distributions	2.57%	9.67%	6.62%
Return After Taxes on Distributions and Sale of Portfolio Shares	1.92%	8.60%	6.22%
S&P 500 Index	10.84%	(2.30)%	12.05%

*Class A Shares were not offered until December 1, 2005.

The performance data was calculated after deducting all fees and charges actually incurred by the Managed Portfolio. During certain periods shown, the Adviser reimbursed the Portfolio for operating expenses in excess of 1.50% of average daily net assets (excluding distribution fees), which lowered expenses for the Portfolio. The Portfolio's performance during these periods would have been lower absent the Adviser's expense reimbursements.

Please remember that past performance (before and after taxes) is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table.

INVESTOR PROFILE

Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

•  have a longer investment time horizon

•  are willing to accept higher ongoing short-term risk in return for the potential of higher long-term returns

•  want to diversify your investments

•  are seeking mutual funds for the growth portion of an asset allocation program

or

•  are investing for retirement or other goals that are many years in the future

You may want to invest less of your assets in this Portfolio if you:

•  are investing with a shorter investment time horizon in mind

or

•  are uncomfortable with an investment whose value may vary substantially

VALUE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

What is this Portfolio's goal?

The Portfolio seeks long-term capital appreciation.

PRIMARY INVESTMENT STRATEGIES

How does this Portfolio pursue its objective?

The Portfolio pursues its investment objective by investing primarily (i.e., at least 65% of total assets) in equity securities of companies that the Adviser believes have a potential to earn a high return on capital and/or are undervalued by the market (i.e., "value stocks"). Equity securities include common stock, preferred stock and warrants or rights to acquire common stock. The Portfolio may invest in securities of companies in cyclical industries during periods when such securities appear to the Adviser to have strong potential for capital appreciation. It also may invest in "special situation" companies. Special situation companies are ones that, in the Adviser's opinion, have potential for significant future earnings growth but have not performed well in the recent past. These companies may include ones with management changes, corporate or asset restructuring, or significantly undervalued assets.

The Adviser's strategy with the Portfolio is based on a value-oriented analysis of equity securities. Such an analysis focuses upon evaluations of key financial ratios such as stock price-to-book value, stock price-to-earnings, stock price-to-cash flow and debt-to-total capital. The Adviser attempts to determine the fundamental value of an enterprise using the foregoing ratios and by evaluating the company's balance sheet (e.g., comparing the company's assets with the purchase price of similar recently acquired assets) as well as by using dividend discounting models. The Adviser's use of a value-oriented analysis may often result in the acquisition of equity securities of medium- and smaller-size companies or in securities of companies that are out of favor in the market.

PRINCIPAL RISKS

What are the main risks of investing in this Portfolio?

As with any mutual fund that invests in equity securities, this Portfolio is subject to market risk. Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio. Because the Portfolio invests primarily in value stocks, it is subject to the risk of value investing. Value stocks may never reach what the Adviser believes is their full market value and, even though they are undervalued, such stocks may decline further in value.

Further, while the Portfolio's investments in value stocks may limit the overall downside risk of the Portfolio over time, the Portfolio may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The equity securities in which the Portfolio invests include the equity securities of "special situation" companies. The Portfolio's investments in special situation companies bear the risk that the special situation will not develop as favorably as expected, or the situation may deteriorate. For example, a merger with favorable implications may be blocked or a bankruptcy may not be as profitably resolved as had been expected. Investments in medium- and smaller-size companies are generally considered to offer greater opportunity for appreciation and to involve greater risk of depreciation than securities of larger-size companies. Because the securities of most medium- and smaller-size companies are not as broadly traded as those of larger-size companies, these securities are often subject to wider and more abrupt fluctuations in market price. In the past, there have been prolonged periods when these securities have substantially underperformed or outperformed the securities of larger-size companies. In addition, medium- and smaller-size companies generally have fewer assets available to cushion an unforeseen adverse occurrence. Therefore, such an occurrence may have a disproportionately negative impact on these companies.

These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail later in this Prospectus and in the SAI. Before you invest, please carefully read the sections on "Principal Risk Factors Associated with the Portfolios' Investments" and "Other Securities and Investment Strategies."

RISK/RETURN SUMMARY - VALUE GROWTH PORTFOLIO

The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance for each of the last ten years.

Best Quarter:	2	Q 2003	16.63%
Worst Quarter:	3	Q 1998	(22.28)%

*Contingent Deferred Sales Charges are not reflected in the bar chart or other return figures noted above. If these amounts were reflected, returns would be less than those shown. Class A Shares were not offered until December 1, 2005.

**The year-to-date return as of September 30, 2005 was 5.89%.

The following table compares the average annual total returns of the Value Growth Portfolio to those of the S&P 500 Index over the periods shown. The S&P 500 Index is a widely recognized, unmanaged market capitalization-weighted index of 500 widely held common stocks. The S&P 500 Index figures do not reflect any fees, expenses or taxes and one cannot invest directly in the Index.

The table also shows returns of the Portfolio on a before- and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Portfolio shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Average Annual Total Returns	One Year	Five Years	Ten Years
(for periods ending December 31, 2004)
Value Growth Portfolio (Class B Shares)*
Return Before Taxes	5.53%	9.05%	5.78%
Return After Taxes on Distributions	5.51%	8.88%	4.35%
Return After Taxes on Distributions and Sale of Portfolio Shares	3.62%	7.76%	4.21%
S&P 500 Index	10.84%	(2.30)%	12.05%

*Class A Shares were not offered until December 1, 2005.

The performance data was calculated after deducting all fees and charges actually incurred by the Value Growth Portfolio.

Please remember that past performance (before and after taxes) is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table.

INVESTOR PROFILE

Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

•  are looking for a stock fund that has both growth and income components

•  are looking for a more conservative alternative to a growth-oriented fund

•  need a core investment

•  seek above-average long-term total return

•  are investing for a higher return over a long time horizon

or

•  are retired or nearing retirement, if your investment in this Portfolio is held as part of a diversified investment portfolio

You may want to invest less of your assets in this Portfolio if you:

•  are investing with a shorter time horizon in mind

or

•  require a high degree of stability of your principal

BLUE CHIP PORTFOLIO

INVESTMENT OBJECTIVE

What is this Portfolio's goal?

The Portfolio seeks long-term growth of capital and income.

PRIMARY INVESTMENT STRATEGIES

How does this Portfolio pursue its objective?

Under normal circumstances, the Portfolio pursues its objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of well-capitalized, established companies that the Adviser considers to be "blue chip" companies. The Portfolio focuses on common stocks of approximately 50 large, well-known companies that the Adviser believes collectively comprise a representative cross-section of major industries. Companies of this type are commonly referred to as "blue chip." Blue chip companies are generally identified by their substantial capitalization, established history of earnings and superior management structure. The Adviser selects particular issuers on the basis of whether they, taken together, reasonably represent a cross-section of major industries, and not on the basis of any analysis of their economic or financial strength or the relative value of the securities. With respect to 25% of its total assets, the Portfolio may, from time to time, hold more than 5% of its assets in the stocks of one or more such companies.

PRINCIPAL RISKS

What are the main risks of investing in this Portfolio?

As with any mutual fund that invests in equity securities, the Portfolio is subject to market risk. The equity securities in which the Portfolio primarily invests are considered "growth stocks." Because of their perceived return potential, growth stocks are typically in demand and tend to carry relatively high prices. Growth stocks generally experience greater share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potential and broader economic activity. Because the Portfolio invests in larger, more established companies, the Portfolio may underperform in markets that do not favor growth stock funds. Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.

The Portfolio may also be subject to the risk that investment in a limited number of companies will expose the Portfolio, to a greater extent than if investments were spread across more companies, to losses arising from adverse developments affecting those companies.

These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail later in this Prospectus and in the SAI. Before you invest, please carefully read the sections on "Principal Risk Factors Associated with the Portfolios' Investments" and "Other Securities and Investment Strategies".

RISK/RETURN SUMMARY - BLUE CHIP PORTFOLIO

The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance for each of the last ten years.

Best Quarter:	4	Q 1998	17.39%
Worst Quarter:	3	Q 2002	(17.36)%

*Contingent Deferred Sales Charges are not reflected in the bar chart or other return figures noted above. If these amounts were reflected, returns would be less than those shown. Class A Shares were not offered until December 1, 2005.

**The year-to-date return as of September 30, 2005 was 0.30%.

The following table compares the average annual total returns of the Blue Chip Portfolio to those of the S&P 500 Index over the periods shown. The S&P 500 Index is a widely recognized, unmanaged market capitalization-weighted index of 500 widely held common stocks. The S&P 500 Index figures do not reflect any fees, expenses or taxes and one cannot invest directly in the Index.

The table also shows returns of the Portfolio on a before- and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Portfolio shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Average Annual Total Returns	One Year	Five Years	Ten Years
(for periods ending December 31, 2004)
Blue Chip Portfolio (Class B Shares)*
Return Before Taxes	0.24%	(4.01)%	8.69%
Return After Taxes on Distributions	0.10%	(4.16)%	8.44%
Return After Taxes on Distributions and Sale of Portfolio Shares	0.34%	(3.40)%	7.61%
S&P 500 Index	10.84%	(2.30)%	12.05%

*Class A Shares were not offered until December 1, 2005.

The performance data was calculated after deducting all fees and charges actually incurred by the Blue Chip Portfolio.

Please remember that past performance (before and after taxes) is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases	3.75%/5.75%(1)	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None(2)	5%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Exchange Fee	None	None

Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)

Portfolio	Management Fees	Distribution ("12b-1") Fees	Other Expenses	Total Annual Fund Operating Expenses(3)
Money Market Class A Shares Class B Shares	0.25% 0.25%	0.25% 0.50%	1.07%(4) 1.07%	1.57% 1.82%(5)
High Grade Bond Class A Shares Class B Shares	0.40% 0.40%	0.25% 0.50%	0.78%(4) 0.78%	1.43% 1.68%
Strategic Yield Class A Shares Class B Shares	0.55% 0.55%	0.25% 0.50%	0.87%(4) 0.87%	1.67% 1.92%
Managed Class A Shares Class B Shares	0.60% 0.60%	0.25% 0.50%	0.70%(4) 0.70%	1.55% 1.80%
Value Growth Class A Shares Class B Shares	0.50% 0.50%	0.25% 0.50%	0.60%(4) 0.60%	1.35% 1.60%
Blue Chip Class A Shares Class B Shares	0.25% 0.25%	0.25% 0.50%	0.71%(4) 0.71%	1.21% 1.46%

Examples

The following examples are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in each of the Portfolios for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio	1 Year	3 Years	5 Years	10 Years
Money Market
Class A Shares	$160	$496	$855	$1,867
Class B Shares	$685	$973	$1,185	$2,137
High Grade Bond
Class A Shares	$515	$810	$1,127	$2,024
Class B Shares	$671	$930	$1,113	$1,987
Strategic Yield
Class A Shares	$538	$882	$1,248	$2,277
Class B Shares	$695	$1,003	$1,237	$2,243
Managed
Class A Shares	$724	$1,036	$1,371	$2,314
Class B Shares	$683	$966	$1,175	$2,116
Value Growth
Class A Shares	$705	$978	$1,272	$2,105
Class B Shares	$663	$905	$1,071	$1,900
Blue Chip
Class A Shares	$691	$937	$1,202	$1,957
Class B Shares	$649	$862	$997	$1,746

Assuming no redemption, your costs would be:

Portfolio	1 Year	3 Years	5 Years	10 Years
Money Market
Class A Shares	$160	$496	$855	$1,867
Class B Shares	$185	$573	$985	$2,137
High Grade Bond
Class A Shares	$515	$810	$1,127	$2,024
Class B Shares	$171	$530	$913	$1,987
Strategic Yield
Class A Shares	$538	$882	$1,248	$2,277
Class B Shares	$195	$603	$1,037	$2,243
Managed
Class A Shares	$724	$1,036	$1,371	$2,314
Class B Shares	$183	$566	$975	$2,116
Value Growth
Class A Shares	$705	$978	$1,272	$2,105
Class B Shares	$163	$505	$871	$1,900
Blue Chip
Class A Shares	$691	$937	$1,202	$1,957
Class B Shares	$149	$462	$797	$1,746

(1)  Maximum sales charge of 3.75% for the High Grade Bond and Strategic Yield Portfolios and 5.75% for the Managed, Value Growth and Blue Chip Portfolios.

(2)  A 1% contingent deferred sales charge ("CDSC") may be assessed if a redemption occurs within one year of purchase. However, there is no CDSC on redemptions from qualified retirement accounts.

(3)  The Fund's Investment Advisory and Management Services Agreement (the "Agreement") provides that if the expenses of any Portfolio (including advisory fees payable under the Agreement, but exclusive of brokerage fees, distribution fees, interest, taxes and extraordinary expenses) exceed 1.50% of the average daily net assets of the Portfolio for a fiscal year, the Adviser will pay any such expenses in excess of 1.50%. However, under the Agreement, the Adviser is not obligated to reimburse a Portfolio in an amount exceeding its compensation for such period. This reimbursement is a contractual obligation of the Adviser and will remain in effect for so long as the Agreement continues.

(4)  "Other Expenses" are based on estimated amounts for the current fiscal year.

(5)  During fiscal years 2002 through 2005, the Adviser voluntarily waived custodial and transfer agent fees through October 22, 2004, and management and accounting fees through November 24, 2004; and EquiTrust Marketing Services, LLC, the Fund's distributor, waived administrative services fees through October 22, 2004. Fee waivers may be terminated at any time at the option of the Adviser. The Portfolio's performance during these periods would have been lower absent the fee waivers and expense reimbursements.

INVESTMENT OBJECTIVES, PORTFOLIO STRATEGIES AND OVERALL RISKS

Each Portfolio has its own investment objectives, investment policies, restrictions and attendant risks. An investor should consider each Portfolio separately to determine if it is an appropriate investment. No one can assure that a Portfolio will achieve its investment objective(s), and you should not consider any one Portfolio alone to be a complete investment program. As with all mutual funds, there is a risk that you could lose money by investing in a Portfolio. The investment objective(s) of each Portfolio and those investment restrictions of a Portfolio that are designated as fundamental cannot be changed without approval of a majority of the outstanding shares of that Portfolio as defined in the SAI. However, each Portfolio's investment policies and the strategies by which it pursues its objective(s), and those investment restrictions not specifically designated as fundamental, are nonfundamental and may be changed by the Fund's Board of Directors without shareholder approval.

The Fund will provide shareholders of the High Grade Bond Portfolio and Blue Chip Portfolio with at least 60 days' prior notice of any change in such Portfolio's 80% investment policy.

Notwithstanding its investment objective(s), each Portfolio may from time to time, for temporary defensive purposes, invest all (15% for the Blue Chip Portfolio) of its assets in cash and/or money market instruments of the type in which the Money Market Portfolio invests. As a result of taking such a temporary defensive position, a Portfolio may not achieve its investment objective(s).

Money Market Portfolio

The Money Market Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio intends to maintain a stable value of $1.00 per share.

The Portfolio invests exclusively in U.S. dollar-denominated money market securities maturing in 13 months or less from the date of purchase, including those issued by the U.S. Government and its agencies, instrumentalities and municipalities. The Adviser will invest at least 95% of the Portfolio's assets in money market instruments rated in the highest short-term category (or the unrated equivalent), and 100% of the Portfolio's assets in securities rated in the two highest short-term categories. The Adviser maintains a dollar-weighted average maturity for the Portfolio of 90 days or less.

The Money Market Portfolio is subject to little market or credit risk because it invests in high quality short-term investments that reflect current market interest rates. The Portfolio could experience a high level of current income volatility because the level of its current income directly reflects short-term interest rates.

High Grade Bond Portfolio

The High Grade Bond Portfolio seeks to generate as high a level of current income as is consistent with an investment in a diversified portfolio of high grade income-bearing debt securities.

To keep current income relatively stable and to limit share price volatility, under normal circumstances, the Adviser invests at least 80% of the Portfolio's net assets, plus the amount of any borrowings for investment purposes, in high grade fixed-income securities and typically maintains an average portfolio duration of two to seven years. The Portfolio may invest up to 20% of its total assets in unrated debt securities or debt securities rated lower than the three highest grades of S&P or Moody's; or in convertible or non-convertible preferred stocks rated within the three highest grades of S&P or Moody's. The Portfolio will not directly purchase common stocks. However, it may retain up to 10% of the value of its assets in common stocks acquired either by conversion of debt securities or by the exercise of warrants attached to debt securities.

In determining whether to sell a security, the Adviser considers the relative value of the security as compared to the relative value of the securities available for purchase based on the Adviser's outlook for interest rates, interest rate volatility, the security's asset class, credit quality of the issuer, issuer specific risks and the economy in general.

The High Grade Bond Portfolio is subject to moderate levels of interest rate risk and relatively low levels of credit risk and current income volatility.

Strategic Yield Portfolio

The Strategic Yield Portfolio seeks as high a level of current income as is consistent with an investment in a diversified portfolio of lower-rated, higher-yielding income-bearing securities. The Portfolio also seeks capital appreciation, but only when consistent with its primary goal.

Under normal circumstances, the Portfolio's assets will be invested in fixed-income securities, including convertible and non-convertible debt securities and preferred stock. The remaining assets may be held in cash or investment-grade commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements. The Portfolio does not intend to invest in common stocks or other equity securities, but may acquire or hold such securities when acquired in unit offerings with fixed-income securities or in connection with an actual or proposed conversion or exchange of fixed-income securities.

The premise of the Strategic Yield Portfolio is that over long periods of time, a broadly diversified portfolio of lower-rated, higher-yielding debt securities should, net of capital losses, provide a higher net return than a similarly diversified portfolio of higher-rated, lower-yielding debt securities. The Adviser attempts to minimize the risks of higher-yielding debt securities by:

•  constructing a portfolio of such securities diversified by industry, geography, maturity, duration and credit quality;

•  performing credit analysis independent of rating agencies and attempting to acquire securities of issuers whose financial position is more sound than ratings would indicate; and

•  acquiring or disposing of particular securities to take advantage of anticipated changes and trends in the economy and financial markets.

The Adviser's judgment of the risk of any particular security is a function of its experience with higher-yielding debt securities, its evaluation of general economic and securities market conditions, and the financial position of a security's issuer. Under certain market conditions, the Adviser may sacrifice yield in order to adopt a defensive posture designed to preserve capital. A defensive posture could include, among other strategies, acquiring discount securities.

In determining whether to sell a security, the Adviser considers the relative value of the security as compared to the relative value of the securities available for purchase based on the Adviser's outlook for interest rates, interest rate volatility, the security's asset class, credit quality of the issuer, issuer specific risks and the economy in general.

The Strategic Yield Portfolio is subject to relatively high levels of credit risk, moderate levels of interest rate risk and relatively low levels of current income volatility.

Managed Portfolio

The Managed Portfolio seeks the highest level of total return through income and capital appreciation.

The Adviser uses a fully managed approach in selecting investments for the Portfolio. The Adviser may allocate the Portfolio's investments in any manner among the equity, debt and money market sectors. Therefore, at any given time, the Portfolio may be substantially invested in equity securities, debt securities or money market instruments. The Adviser generally selects the Portfolio's equity investments using the same approach as for the Value Growth Portfolio, but with a greater bias towards value stocks and a lesser bias towards growth stocks. The Adviser selects the Portfolio's debt securities and money market instruments using the same approach as for the High Grade Bond Portfolio and the Money Market Portfolio, respectively.

The Adviser considers selling a security when its valuation is above average compared to historic norms for the individual issuer or its industry group or when the Adviser believes the overall profitability outlook for the issuer has substantially diminished.

The Managed Portfolio is subject to moderate levels of market, financial, interest rate and credit risk, and relatively low levels of current income volatility, although current income could be higher if the Portfolio is heavily invested in short-term money market instruments.

Value Growth Portfolio

The Value Growth Portfolio seeks long-term capital appreciation.

The Adviser follows a value approach in investing the Portfolio's assets. The Adviser attempts to determine the fundamental value of a company by evaluating key financial ratios, analyzing the company's balance sheet as well as its general business outlook. Current market valuation is compared to historic measures for both the company and its industry group. Based on this analysis, the Adviser focuses the Portfolio's investments on the equity securities of companies the Adviser believes are undervalued by the market.

The Adviser considers selling a security when its valuation is above average compared to historic norms for the individual issuer or its industry group or when the Adviser believes the overall profitability outlook for the issuer has substantially diminished.

The Value Growth Portfolio is subject to moderate levels of both market and financial risk.

Blue Chip Portfolio

The Blue Chip Portfolio seeks long-term growth of capital and income.

Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in securities of large, well-known companies the Adviser considers to be "blue chip" companies. The Adviser focuses the Portfolio's investments on the common stocks of approximately 50 large, well-known companies. The Adviser generally identifies blue chip companies by their substantial capitalization, established history of earnings and superior management structure. The Adviser selects the companies in which the Portfolio invests based upon whether, taken together, such companies reasonably represent a cross section of major industries.

The Adviser considers selling a security when its valuation is above average compared to historic norms for the individual issuer or its industry group or when the Adviser believes the overall profitability outlook for the issuer has substantially diminished.

The Blue Chip Portfolio is subject to moderate levels of both market and financial risk. The Portfolio is also subject to non-diversification risk.

PRINCIPAL RISK FACTORS

General Discussion of Risks

Equity Securities. To the extent that a Portfolio invests in equity securities, it is subject to market risk. In general, stock values fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions. Accordingly, the value of the equity securities that a Portfolio holds may decline over short or extended periods. The risk of such a decline is known as market risk. The U.S. equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Therefore, the value of an investment in those Portfolios that hold equity securities may increase or decrease. Equity securities are also subject to financial risk, which is the risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the security's value.

Income-Bearing Securities. To the extent that a Portfolio invests in income-bearing securities, it is subject to the risk of income volatility, market risk (interest rate risk), financial risk (credit risk) and, as to some Portfolio holdings, prepayment/extension risk. Income volatility refers to the degree and rapidity with which changes in overall market interest rates diminish the level of current income from a portfolio of income-bearing securities. In general, market risk is the risk that when prevailing interest rates decline, the market value of income-bearing securities (particularly fixed-income securities) tends to increase. Conversely, when interest rates increase, the market value of income-bearing securities (particularly fixed-income securities) tends to decline. Financial risk relates to the ability of an issuer of a debt security to pay principal and interest on such security on a timely basis and is the risk that the issuer could default on its obligations and a Portfolio will lose its investment. The credit risks of an income-bearing security may vary based on its priority for repayment. In addition, some subordinated securities such as trust preferred and capital securities notes permit the issuer to defer payments under certain circumstances. Prepayment risk and extension risk are normally present in adjustable rate mortgage loans, mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (prepayment risk) or lengthen (extension risk). In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment can be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment can be expected to decrease. In either case, a change in the prepayment rate can result in losses to investors.

Risk/Return Curve

The risk/return curve below demonstrates that for diversified portfolios of securities of various types, as short-term risk increases, the potential for long-term gains also increases. "Short-term risk" refers to the likely volatility of a portfolio's total return and its potential for gain or loss over a relatively short time period. "Long-term potential gains" means the expected average annual total return over a relatively long time period, such as 20 years.

This curve does not indicate future volatility or performance. It merely demonstrates the relationship between the ongoing short-term risk and the long-term potential for gain of each Portfolio relative to the other Portfolios and other types of investments.

Types of Investment Risk

Correlation Risk. The risk that changes in the value of a hedging instrument or hedging technique will not match those of the asset being hedged (hedging is the use of one investment to offset the possible adverse effects of another investment).

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation.

Currency Risk. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of an investment.

Current Income Volatility. For income-bearing securities, the risk that the degree and rapidity with which changes in overall market interest rates diminish the level of current income.

Extension Risk. The risk that a rise in prevailing interest rates will extend the life of an outstanding mortgage-backed security by reducing the expected number of mortgage payments, typically reducing the security's value.

Financial Risk. For income-bearing securities, credit risk. For equity securities, the risk that the issuer's earning prospects and overall financial position will deteriorate causing a decline in the security's value.

Information Risk. The risk that key information about a security or market is inaccurate or unavailable.

Interest Rate Risk. The risk of declines in market value of an income-bearing investment due to changes in prevailing interest rates. With fixed-rate securities, a risk in interest rates typically causes a decline in market values, while a fall in interest rates typically causes an increase in market values.

Leverage Risk. The risks associated with securities or investment practices that enhance return (or loss) without increasing the amount of investment, such as buying securities on margin or using certain derivative contracts or derivative securities. A Portfolio's gain or loss on a leveraged position may be greater than the actual market gain or loss in the underlying security or instrument. A Portfolio may also incur additional costs in taking a leveraged position (such as interest on borrowing) that may not be incurred in taking a non-leveraged position.

Liquidity Risk. The risk that certain securities or other investments may be difficult or impossible to sell at the time the Portfolio would like to sell them or at the price the Portfolio values them.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, due to factors that have nothing to do with the issuer. This risk is common to all income-bearing securities and mutual funds that invest in them.

Natural Event Risk. The risk of losses attributable to natural disasters, crop failures and similar events.

Non-Diversification Risk. The risk that a concentration of assets in a limited number of companies will create a greater exposure to losses arising from adverse developments affecting those companies.

Opportunity Risk. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Political Risk. The risk of losses directly attributable to government actions or political events of any sort.

Prepayment Risk. The risk that a decline in prevailing interest rates will shorten the life of an outstanding mortgage-backed security by increasing the expected number of mortgage prepayments, thereby reducing the security's return.

Valuation Risk. The risk that the market value of an investment falls substantially below the Portfolio's valuation of the investment.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The following table summarizes the other securities and investment strategies that certain of the Portfolios may employ. This table is supplemented by the narrative discussion that follows in this Prospectus and by the information included in the SAI under the heading "Investment Objectives, Policies and Techniques."

Security or Practice	Description	Related Risks
American Depository Receipts (ADRs)	ADRs are receipts typically issued by a U.S. financial institution which evidence ownership of underlying securities of foreign corporate issuers. Generally, ADRs are in registered form and are designed for trading in U.S. markets.	Market, currency, information, natural event and political risks (i.e., the risks of foreign securities).

Asset-Backed Securities	Securities that represent a participation in, or are secured by and payable from a stream of payments generated by particular assets.	Credit, extension, prepayment and interest rate risks.

Capital Securities	Securities issued by trusts or other special purpose entities created to invest in junior subordinated debt securities. Junior subordinated debt ranks before equity securities, but after more senior debt in the event of the issuer's liquidation, and usually pays a fixed rate of interest.	Credit, liquidity and interest rate risks.

Foreign Securities	Securities of companies organized outside of the United States that are traded on U.S. exchanges and payable or denominated in U.S. dollars.	Market, currency information, natural event, and political risks.

Illiquid Securities	Any investment that may be difficult or impossible to sell at the time the Portfolio would like to sell it for the price at which the Portfolio values it.	Liquidity, valuation and market risks.

Mortgage-Backed Securities	Securities backed by pools of mortgages, including pass-through certificates, planned amortization classes (PACs), targeted amortization classes (TACs), collateralized mortgage obligations (CMOs), and, when available, pools of mortgage loans generated by credit unions.	Credit, extension, prepayment and interest rate risks.

Non-Investment Grade Securities	Investing in debt securities rated below BBB/Baa by S&P/Moody's (i.e., "junk" bonds).	Credit, market, interest rate, liquidity, valuation and information risks.

Repurchase Agreements	The purchase of a security that the issuer agrees to buy back later at the same price plus interest.	Credit risk.

Security or Practice	Description	Related Risks
Restricted Securities	Securities originally issued in a private placement rather than a public offering. These securities often cannot be freely traded on the open market.	Liquidity, valuation and market risks.

Reverse Repurchase Agreements	The lending of short-term debt securities; often used to facilitate borrowing.	Leverage and credit risks.

Securities Lending	The lending of securities to financial institutions,which provide cash or government securities as collateral.	Delay in, or failure to return, lent securities, opportunity risk.

Shares of Other Investment Companies	The purchase of shares issued by other investment companies. These investments are subject to the fees and expenses of both the Portfolio and the other investment company.	Market risk and the layering of fees and expenses.

Short-Term Trading	Selling a security soon after purchase or purchasing it soon after it was sold (a Portfolio engaging in short-term trading will have higher turnover and transaction expenses).	Market risk.

Smaller Capitalization Companies	The purchase of securities issued by a company with a market capitalization (i.e., the price per share of its common stock multiplied by the number of shares of common stock outstanding) of less than $1 billion at the time of the Fund's investment.	Market risk.

When-Issued and Delayed Delivery Securities	The purchase or sale of securities for delivery at a future date; market value may change before delivery.	Market, opportunity and leverage risks.

Writing Covered Call Option Contracts on Securities	A call option is the right to purchase a security for an agreed-upon price at any time prior to an expiration date. By writing (selling) a call option, a Portfolio gives this right to a buyer for a fee. A "covered" call option contract is one where the Portfolio owns the security subject to the option for as long as the option remains outstanding.	Market, correlation, liquidity and opportunity risks.

Foreign Securities

The Value Growth Portfolio and Managed Portfolio each may invest up to 25% of its net assets in equity and debt securities of foreign issuers, and the High Grade Bond Portfolio and Strategic Yield Portfolio each may invest up to 25% of its net assets in debt securities of foreign issuers, to the extent the purchase of such foreign securities is otherwise consistent with the Portfolio's investment objectives. Investments are made only in securities of foreign issuers (i.e., companies organized outside the United States) that are traded on U.S. exchanges and payable or denominated in U.S. dollars.

Investments in securities of foreign issuers (including ADRs) may offer potential benefits not available from investments solely in securities of domestic issuers. Investing in securities of foreign issuers involves significant risks that are not typically associated with investing in domestic securities. The risks of foreign securities investments (including ADRs) include market, currency, information, natural event and political risks.

Lower-Rated Debt Securities

The Strategic Yield Portfolio normally invests primarily in income-bearing securities offering high current income. Additionally, the High Grade Bond Portfolio may invest a portion of its assets in such securities. Such high yielding income-bearing securities often do not meet the High Grade or Investment Grade quality level. Securities falling short of Investment Grade are commonly known as "junk bonds." These lower-rated securities are, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with their terms and generally entail more credit risk than higher-rated securities. The market values of such securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities and are subject to market risk. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, regarding lower-rated securities may depress prices and diminish liquidity for such securities. Factors adversely affecting the market value of lower-rated securities adversely affect a Portfolio's net asset value. In addition, a Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its income-bearing securities. Although some risk is inherent in all securities, holders of income-bearing debt securities have a claim on the assets of the issuer prior to the holders of common stock. Therefore, an investment in such securities generally entails less financial risk than an investment in equity securities of the same issuer.

Lower-rated securities may be issued by corporations in the early stages of their development. They may also be issued in connection with a corporate reorganization or as part of a corporate takeover. Companies that issue such high-yielding lower-rated securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment grade securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-rated securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated income bearing securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Lower-rated securities are also subject to interest rate risk and information risk.

Lower-rated income bearing securities frequently have call or buy-back features that would permit an issuer to call or repurchase the security from the Portfolio. If a call were exercised by the issuer during a period of declining interest rates, a Portfolio would likely have to replace such called security with a lower-yielding security, thus decreasing the net investment income to the Portfolio. The premature disposition of a lower-rated high-yielding security because of a call or buy-back feature, the deterioration of the issuer's creditworthiness or a default may also make it more difficult for a Portfolio to time its receipt of income, which may have tax implications.

A Portfolio may have difficulty disposing of certain lower-rated securities for which there is a thin trading market. Because not all dealers maintain markets in all lower-rated securities, there is no established retail secondary market for many of these securities, and the Adviser anticipates that they could be sold only to a limited number of dealers or institutional investors. To the extent there is a secondary trading market for lower-rated securities, it is generally not so liquid as that for Investment Grade securities. The lack of a liquid secondary market may have an adverse impact on market value of such securities and a Portfolio's ability to dispose of them when necessary to meet the Portfolio's liquidity needs, or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities may also make it more difficult for the Adviser to obtain accurate market quotations for purposes of valuing a Portfolio's assets. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

It is likely that a major economic recession could severely affect the market for and the values of lower-rated securities, as well as the ability of the issuers of such securities to repay principal and pay interest thereon.

A Portfolio may acquire lower-rated securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. As such, lower-rated securities may be subject to liquidity and valuation risks. The SAI contains more information about the risks of restricted securities. A Portfolio may acquire lower-rated securities during an initial offering. Such securities involve special risks because they are new issues.

Additional information regarding the rating categories for income-bearing debt securities appears in the appendices of the SAI.

When-Issued and Delayed Delivery Transactions

Any of the Portfolios may purchase newly-issued securities on a "when-issued" basis and may purchase or sell securities on a "delayed delivery" basis. When-issued or delayed delivery transactions involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery to take place at a future date. These transactions allow the Portfolio to lock in an attractive purchase price or yield on a security the Portfolio intends to purchase or an attractive sale price on a security the Portfolio intends to sell. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase or sale and settlement, no payment is made or received by a Portfolio and, for delayed delivery purchases, no interest accrues to the Portfolio. A Portfolio will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but each Portfolio reserves the right to sell such securities before the settlement date if this is deemed advisable.

At the time a Portfolio makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will segregate liquid securities at least equal in value to the commitment on the Fund's accounting records, record the transaction and reflect the amount due and the market value of the security in determining its net asset value. Likewise, at the time a Portfolio makes the commitment to sell a security on a delayed delivery basis, it will segregate the security on the Fund's accounting records, record the transaction and include the proceeds to be received in determining its net asset value. Accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are not reflected in the net asset value so long as the commitment remains in effect.

When issued and delayed delivery transactions may subject the Portfolios to market, opportunity and leverage risks.

Mortgage-Backed Securities

The High Grade Bond, Strategic Yield, and Managed Portfolios each may invest in mortgage-backed securities. Mortgage-backed securities are securities representing interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the Portfolio. Unscheduled prepayments of principal shorten the securities' weighted average life and may lower total return. The value of these securities may also change because of changes in the market's perception of the creditworthiness of the federal agency that issued them. Some mortgage-backed securities, such as GNMA certificates, are backed by the full faith and credit of the U.S. Treasury, while others, such as Freddie Mac certificates, are not.

The High Grade Bond, Strategic Yield, and Managed Portfolios each may also purchase or sell collateralized mortgage obligations ("CMOs"), which are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Depending on the type of CMOs in which the Portfolio invests, the Portfolio's investment may be subject to a greater or lesser risk of prepayment (see below) than other types of mortgage-related securities.

Such securities are subject to credit, extension, prepayment and interest rate risks.

Asset-Backed Securities

The High Grade Bond, Strategic Yield, and Managed Portfolios each may invest in various asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another such as motor vehicle receivables, credit card receivables, conditional sales contracts, equipment lease certificates and equipment trust certificates. The Adviser expects that other types of asset-backed securities will be offered to investors in the future.

Such securities are subject to credit, extension, prepayment and interest rate risks.

Covered Call Options

Each Portfolio (other than the Money Market Portfolio) may write (sell) covered call options on Portfolio securities representing up to 100% of its net assets in an attempt to enhance investment performance or to reduce the risks associated with investments. A call option gives the purchaser the right to buy, and the writer the obligation to sell, an underlying security at a particular exercise price during the option period. A Portfolio will write call options only on a covered basis, which means that the Portfolio will own the underlying security subject to the call option at all times during the option period. Options written by a

Portfolio will normally have expiration dates between three and nine months from the date written. Such options and the securities underlying the options will both be listed on national securities exchanges, except that certain transactions in debt securities and related options need not be so listed.

The advantage to a Portfolio of writing covered call options is that the Portfolio receives a premium that constitutes additional income, which serves both to enhance investment performance and to offset in whole or in part any decline in value of the underlying security. However, the disadvantage is that during the option period the Portfolio would give up the potential for capital appreciation above the exercise price if the underlying security were to rise in value; and that, unless a closing purchase transaction is effected, the Portfolio will be required to continue to hold the underlying security for the entire option period, and would bear the risk of loss if the price of the security were to decline. In addition, such transactions may subject the Portfolios to market, correlation, liquidity and opportunity risks.

Capital Securities

Each Portfolio (other than the Money Market and Blue Chip Portfolios) may invest in capital (trust-preferred) securities. Capital securities are issued by trusts or other special purpose entities created to invest in (or pool) junior subordinated debentures. Capital securities pay interest on a fixed schedule (although issuers often may defer interest payments for up to five years) and have a maturity date. Capital securities have no voting rights and have a preference over common and preferred stock, but stand behind senior debt securities in the event of the issuer's liquidation. The trust or other special purpose entity may terminate and distribute the debentures to holders of the capital securities. Generally, capital securities exhibit characteristics, and entail associated risks, of both debt securities and preferred stock. For purposes of investment limits applicable to a Portfolio, the Fund treats capital securities as debt. For tax purposes, the Internal Revenue Service currently treats them as debt securities as well. In the past, legislation has been proposed that would have changed the tax treatment of capital securities and if this treatment changes in the future, the Adviser would reconsider the appropriateness of continued investment in them.

Securities Lending

Each Portfolio may from time to time lend securities (but not in excess of 20% of its net assets) from its Portfolio to brokers, dealers and financial institutions, provided that certain conditions are met. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. In addition, if the Portfolio is not able to get the securities it lends back from the borrower on a timely basis, the Portfolio may be exposed to a loss of investment opportunities (i.e., opportunity risk).

Short-Term Trading

Each Portfolio may sell securities on a short-term basis to take advantage of market opportunities, to meet anticipated redemption requests or for other similar purposes.

It is the Money Market Portfolio's intention, generally, to hold securities to maturity. Nevertheless, the Portfolio may sell portfolio securities prior to maturity to realize gains or losses to shorten the Portfolio's average maturity and may reduce or withhold dividends if it deems such actions appropriate to maintain a stable net asset value. In addition, the Portfolio may attempt, from time to time to increase its yield by trading to take advantage of variations in the markets for short-term money market instruments.

CHOOSING A SHARE CLASS

The Fund offers two classes of shares through this prospectus, Class A Shares and Class B Shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. When you purchase shares of the Fund, you must choose a share class.

The decision as to which share class to choose depends on a number of factors, including the amount and intended length of your investment. Investors that qualify for reduced sales charges might consider Class A Shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than seven years might consider Class B Shares. If you are considering making a large purchase in Class B Shares or if you already own a large amount of Class A Shares, it may be more cost efficient for you to purchase Class A Shares. The Fund's Distributor may pay dealers different compensation depending upon which class of shares they sell.

Shares of the Fund's Portfolios are offered and sold on a continuous basis. The offering or sale price per share will be based on the net asset value ("NAV") next determined (generally 3:00 p.m. Central time) after a purchase order and payment, or redemption request, respectively, is received in proper form as described under the headings, "HOW TO BUY SHARES" and "HOW TO REDEEM SHARES." The Fund is open for business on each day the New York Stock Exchange ("NYSE") is open for trading. The Fund reserves the right to reject any purchase order or to change the minimum purchase requirements at any time.

Class A Shares are offered at NAV plus a maximum sales charge of 5.75% or 3.75%, as described under the heading "SALES CHARGES - Class A Shares." Class A Shares are also subject to a 0.25% Rule 12b-1 distribution fee and a 0.25% administrative services fee.

Class B Shares are offered at NAV without an initial sales charge, but are subject to a 0.50% Rule 12b-1 distribution fee, a 0.25% administrative services fee and a contingent deferred sales charge that declines from 5% to zero on certain redemptions made within seven years of purchase. See "SALES CHARGES - Class B Shares" for a description of the contingent deferred sales charge.

While Class B Shares do not have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum sales charge assessed on purchases of Class A Shares.

Conversion Feature - Class B Shares

Class B Shares of a Portfolio will automatically convert to Class A Shares of the same Portfolio at the end of the seventh year after purchase at the relative NAV of the two classes and the front-end sales charge associated with Class A Shares will be waived. Shares purchased through the reinvestment of dividends and capital gains distributions paid with respect to Class B Shares in a shareholder's account will be converted to Class A Shares on a pro-rata basis.

HOW TO BUY SHARES

Initial Purchase

The minimum initial purchase for each Portfolio account is $250 (which is waived for retirement accounts), except as subject to Automatic Investment Plan limitations and accounts opened under bona fide payroll deduction plans. Purchases of Class A Shares may be subject to an initial sales charge as described under the heading "SALES CHARGES - Class A Shares." An Application is included in the back of this Prospectus or may be obtained from a registered representative of any broker-dealer that sells the Fund.

Complete the Application and mail it with your check payable to the appropriate Portfolio of the Fund to: EquiTrust Series Fund, Inc., 5400 University Avenue, West Des Moines, Iowa 50266-5997.

Subsequent Purchases

Send the Fund a check (no minimum) payable to the appropriate Portfolio of the Fund accompanied by a letter indicating the dollar value of the shares to be purchased and identifying the Portfolio, the account number and registered owner(s).

Purchases by Wire

Purchases may be made in the Fund by wire transfer. Simply instruct your bank to "wire transfer" funds to JP Morgan Chase Bank, N.A., ABA #021000021, to the respective Portfolio(s) below, for further credit to your Account registration and Account number(s).

DDA ACCOUNT#	PORTFOLIO
G10544	Value Growth
G10545	High Grade Bond
G10546	Strategic Yield
G10547	Managed
G10548	Money Market
G10549	Blue Chip

Finally, if you are making an initial purchase, complete an Application and mail it to the Fund at the address listed above under "Initial Purchase."

SALES CHARGES

Class A Shares

Class A Shares of the Managed, Value Growth and Blue Chip Portfolios are offered at NAV per share plus the following sales charge:

		Sales Charge		Dealer Reallowance
As a% of Amount of Purchase		As a% of Net Offering Price	As a% of Amount Invested*	Offering Price
$0	- $24,999	5.75%	6.10%	5.00%
$25,000	- $49,999	5.00%	5.26%	4.25%
$50,000	- $99,999	4.50%	4.71%	3.75%
$100,000	- $249,999	3.50%	3.63%	2.75%
$250,000	- $499,999	2.50%	2.56%	2.00%
$500,000	- $749,999	2.00%	2.04%	1.60%
$750,000	- $999,999	1.50%	1.52%	1.20%
$1 million or more		None(1)	None(1)	Up to 1%(2)

  *  Rounded to the nearest one hundredth percent.

  (1)  A 1% contingent deferred sales charge ("CDSC") may be assessed if a redemption occurs within one year of purchase. However, there is no CDSC on redemptions from qualified retirement accounts.

  (2)  The Fund's Distributor may pay dealers up to 1% on investments made in Class A Shares.

Class A Shares of the High Grade Bond and Strategic Yield Portfolios are offered at NAV plus the following sales charge:

		Sales Charge		Dealer Reallowance
As a% of Amount of Purchase		As a% of Net Offering Price	As a% of Amount Invested*	Offering Price
$0	- $24,999	3.75%	3.90%	3.00%
$25,000	- $49,999	3.75%	3.90%	3.00%
$50,000	- $99,999	3.75%	3.90%	3.00%
$100,000	- $249,999	3.50%	3.63%	2.75%
$250,000	- $499,999	2.50%	2.56%	2.00%
$500,000	- $749,999	2.00%	2.04%	1.60%
$750,000	- $999,999	1.50%	1.52%	1.20%
$1 million or more		None(1)	None(1)	Up to 1%(2)

  *  Rounded to the nearest one hundredth percent.

  (1)  A 1% contingent deferred sales charge ("CDSC") may be assessed if a redemption occurs within one year of purchase. However, there is no CDSC on redemptions from qualified retirement accounts.

  (2)  The Fund's Distributor may pay dealers up to 1% on investments made in Class A Shares.

The offering price for Class A Shares is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge applicable to the purchase (expressed in decimals), calculated to two places using standard rounding criteria. The number of Portfolio shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to two decimal places using standard rounding criteria. For example, if the NAV per share is $10.25 and the applicable sales charge for the purchase is 5.75%, the offering price would be calculated as follows: $10.25 divided by 1 minus 0.0575 [$10.25/0.9425] equals $10.87533, which, when rounded to two decimal places, equals $10.88. The offering price would be $10.88.

Reductions and Waivers - Class A Shares

Class A shares may be purchased at the rate applicable to the discount bracket attained by combining current investments in Class A Shares of the Portfolios.

For purposes of determining whether you are eligible for a sales charge discount, you and your immediate family (your spouse and your children age 21 or younger) may aggregate your investments in Class A Shares of the Portfolios. This would include, for example, investments held in a retirement account or an employee-benefit plan. These combined investments will be valued at their current offering price to determine whether your current investment qualifies for a sales charge discount.

To receive a sales charge discount, you must let the Fund know at the time of purchase that you qualify for such a discount. You may be asked by the Fund to provide account statements or other information regarding related accounts of you and your immediate family in order to verify your eligibility for a sales charge discount.

The same reduced sales charges for Class A Shares also apply to the aggregate amount of purchases made by any purchaser within a 12-month period under a written Letter of Intent ("LOI") provided by EquiTrust Marketing Services, LLC, the Fund's Distributor. The LOI, which imposes no obligation to purchase or sell additional Class A Shares, provides for a price adjustment depending upon the actual amount purchased within such period.

Class A Shares of a Portfolio may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of a Portfolio being purchased, the value of all Class A Shares of the Portfolios (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the shareholder.

Class A Shares of a Portfolio may be purchased at NAV by any purchaser provided that the amount invested in such Portfolio or other Portfolios totals at least $1,000,000, including purchases of Class A Shares pursuant to the "Combined Purchase," "LOI" and "Discount" features described above.

Class A Shares of a Fund may also be purchased at NAV by:

•  shareholders in connection with the investment or reinvestment of dividends and capital gains distributions;

•  exchanging Class A Shares of one Portfolio for Class A Shares of another Portfolio;

•  in connection with the acquisition of the assets of or merger or consolidation with another investment company;

•  current or retired employees of FBL Financial Group, its affiliates and affiliated state Farm Bureau Federations, as well a spouse or minor child(ren) of the employee, or relative of the employee provided the employee is listed in the account registration;

•  current or retired directors and trustees of the EquiTrust Mutual Funds;

•  current registered representatives of the Distributor and assistants directly employeed by such representatives, as well as a spouse or minor child(ren) of the representative or assistant, or relative of the representative or assistant provided the representative or assistant is listed in the account registration; and

•  such other types of accounts as the Adviser of the Fund deems appropriate.

Shares are offered at NAV to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this NAV privilege, additional investments can be made at NAV for the life of the account.

The Fund makes available free of charge at www.equitrust.com information regarding the Fund's sales charges.

Class B Shares

A contingent deferred sales charge ("CDSC") may be imposed upon redemption of Class B Shares of the Fund. No such charge will be assessed upon redemption on any share appreciation or reinvested dividends. A CDSC is imposed, based upon the lower of the shares' purchase value or redemption value, in accordance with the following schedule:

Year of Redemption After Purchase	Contingent Deferred Sales Charge
First	5%
Second	4%
Third	4%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh and following	0%

The following example illustrates the operation of the CDSC. Assume that you purchase $10,000 of a Portfolio's shares and that 30 months later the value of the account has grown through investment performance and reinvestment of dividends to $14,000. You then may redeem up to $4,000 ($14,000 minus $10,000) without incurring a CDSC. If you redeem $5,000, a CDSC would be imposed on $1,000 of the redemption. The charge would be imposed at the rate of 4% ($40) because the redemption occurred in the third year after purchase. In determining whether a CDSC is payable, it is assumed that the redemption is made from the earliest purchase of shares.

The CDSC will be waived in the event of the death of the shareholder (including a registered joint owner), with respect to redemptions in connection with distributions from retirement plans of FBL Financial Group, Inc. and its affiliates, with respect to a shareholder's required minimum distribution from a qualified retirement account or with respect to withdrawals under the Fund's periodic withdrawal plan. EquiTrust Marketing Services, LLC, the Fund's Distributor, receives all contingent deferred sales charges directly.

The Fund makes available free of charge at www.equitrust.com information regarding the Fund's CDSC.

HOW TO REDEEM SHARES

Upon receipt of an executed redemption request in proper form, as described below, the Fund will redeem shares in your Portfolio account at the next determined NAV. Requests received in proper form prior to the close of regular trading on the NYSE (generally 3:00 p.m. Central time) will be effected that business day. Requests received after that time will be effected the next business day. Proceeds payable upon redemption will be reduced by the amount of any applicable CDSC for Class B shares. The Fund intends to pay redemption proceeds within one business day after receipt of an executed redemption request in proper form. However, if you sell shares which were recently purchased with a check, the Fund may delay sending you redemption proceeds until the check has cleared, which may take up to 15 days.

You can request redemption of either a number or dollar value of shares of a specified Portfolio account by writing to the Fund, 5400 University Avenue, West Des Moines, Iowa 50266-5997. Any certificates for shares to be redeemed must be included, duly endorsed. The letter (and certificates, if any) must be signed exactly as the account is registered and must be accompanied by such other documentation of authority as the Fund deems necessary in the case of estates, trusts, guardianships, corporations, unincorporated associations and pension and profit sharing plans. On a jointly owned account, all owners must sign. For redemptions greater than $50,000, or for redemptions in any amount being directed to a destination other than the address of record, signatures of account owners must be guaranteed. The following institutions may provide signature guarantees: participating commercial banks, trust companies, savings and loan associations, credit unions, brokers, dealers, and members of a national securities exchange or association. Signatures may not be guaranteed by a notary public.

Expedited Redemption Procedures

You may redeem shares of any Portfolio account by telephone. The proceeds of shares redeemed (less any CDSC for Class B Shares) will be sent by Federal wire transfer to a single designated account maintained by you at a domestic commercial bank that is a member of the Federal Reserve System or by check to your address of record. To effect a redemption, you should call the Fund at the appropriate number shown on the cover of the Prospectus between the hours of 8:00 a.m. and 4:30 p.m. (Central time) on any day when the Fund is open for business. Requests received by the Fund prior to the earlier of the close of regular trading on the NYSE or 3:00 p.m. (Central time) will result in shares being redeemed that day at the next determined NAV, and the proceeds will normally be sent to the designated bank account or your address of record the following business day. The minimum amount that may be wired is $1,000, and the minimum that may be sent by check is the lesser of $100 or the account balance. The Fund reserves the right to change these minimums or to terminate the wire redemption privilege.

If you wish to use this method of redemption, you must complete the appropriate application and it must be on file with the Fund. All applications for telephone redemption service must have signatures of shareholders guaranteed and must include such other documentation of authority as the Fund deems necessary in the case of estates, trusts, guardianships, corporations, unincorporated associations and pension and profit sharing plans. Once the completed form is on file, the Fund will honor redemption requests from any person by telephone (using the telephone numbers listed on the cover page). The Fund is not responsible for the efficiency of the federal wire system or your bank. To change the name of the single designated bank account to receive wire redemption proceeds, you must send a written request with signatures guaranteed to the Fund. Although the Fund does not currently charge for wiring funds, you will be responsible for any wire fees charged by the receiving bank. This privilege will be inactive for a shareholder for ten business days following a change of address. This procedure is not available for retirement accounts or shares for which certificates have been issued.

You may not use expedited redemption procedures until the shares being redeemed have been on the Fund's books for at least four business days. There is no such delay in redeeming shares that were purchased by wiring federal funds.

The Adviser employs procedures designed to confirm that instructions communicated by telephone are genuine to prevent unauthorized or fraudulent instructions, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmations of instructions. Accordingly, neither the Adviser nor the Fund would be liable for any losses from unauthorized or fraudulent instructions.

Involuntary Redemptions

Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem a Portfolio account that falls below $250 as a result of redemptions. Before the Fund effects such an involuntary redemption, you will be notified in writing and will be allowed 60 days to make additional purchases to bring the account up to the Portfolio's $250 minimum investment requirement. Any such involuntary redemption will not be subject to a CDSC.

Redemptions in Kind

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by the distribution in-kind of securities held by the applicable Portfolio in lieu of cash. Investors may incur brokerage charges on the sale of securities so received in payment of redemption. A redemption paid in-kind is treated as a sale for federal income tax purposes even though the shareholder may have received no cash.

OTHER SHAREHOLDER SERVICES

The Fund offers a number of shareholder services designed to facilitate the purchase and redemption of shares of its Portfolios. Full details of these services and copies of the various plans described below can be obtained from the Fund.

Periodic Withdrawal Plan

If you own $5,000 or more of a Portfolio's shares in a single account, you may establish a Periodic Withdrawal Plan to provide for regular monthly, quarterly or annual payments of a fixed dollar amount or fixed percentage of the account balance (with a minimum $100 annual payment and a maximum annual withdrawable amount of 10% of your declining account balance) to be sent to you or a designated payee.

(Account balance and withdrawal limitations may be waived if the plan is established using life expectancy factors to calculate a required minimum distribution.) Shares of a Portfolio held in your account having an NAV of the amount of the requested payment will be redeemed on the 23rd day of the applicable month (or the preceding business day if the 23rd falls on a weekend or holiday) and a check will be mailed to you within seven days thereafter. Depending upon the size of the payments requested and fluctuations in the NAV of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. The Distributor will waive the CDSC applied to Class B Shares on redemptions made pursuant to a periodic withdrawal program. Any redemption above the 10% maximum annual withdrawable amount as discussed above will be subject to any applicable CDSC. The Fund reserves the right to amend the periodic withdrawal program on 30 days' notice. The program may be terminated at any time by you or the Fund.

Automatic Investment Plan

You may elect to participate in the Fund's Automatic Investment Plan. This plan enables you to automatically purchase shares of the Fund on a monthly basis. A minimum initial investment of $50 per Portfolio account is required to establish an automatic investment plan. Minimum monthly investments of $25 per Portfolio account are necessary to maintain the plan. The Fund will debit your financial institution account and subsequently purchase shares of the Fund having an NAV of the amount of the requested deposit on or around the 16th day of the month. If you are interested in this plan, you must complete an automatic investment form available from the Fund. If you elect to participate in the Automatic Investment Plan, and all shares of an account with that option are exchanged for shares of another Portfolio account, the Automatic Investment Plan will continue under the account(s) with which the shares were exchanged, until such time as the Fund is notified in writing to discontinue the Plan.

Exchange Privilege

You may exchange all or some shares of a Portfolio for shares of the same class of any other Portfolio in the Fund on the basis of each Portfolio's relative NAV per share next determined following receipt of an exchange request in proper form, provided your accounts have "like" registrations and the Portfolio's shares are eligible for sale in your state of residence. There is no minimum amount required to exercise the exchange privilege between Portfolios, except that shareholders wishing to open an account in a new Portfolio must meet the minimum purchase requirements described under "How to Buy Shares." If the exchange involves the establishment of a new account, an application for that account must be completed and mailed to the Fund. Shares may be exchanged without any sales charge or CDSC.

Class B Share amounts exchanged retain their original cost and purchase date for purposes of the CDSC. (If shares of the Portfolio account being exchanged were acquired at different times, the shares of the Portfolio account acquired in the exchange will be deemed to possess the same holding period (or exempt status) for CDSC purposes as the shares being exchanged.)

Exercise of the exchange privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a capital gain or loss. You are automatically provided the exchange privilege upon establishment of an account with the Fund. If you are not interested in the exchange privilege you must check the appropriate box on the Application.

The exchange privilege may be provided after an account has been established by completing an exchange form (obtainable from the Fund). Once the privilege has been afforded you, exchanges may be authorized by telephone from any person by calling one of the numbers shown on the front cover of this Prospectus, from 8:00 a.m. to 4:30 p.m. (Central time) on any day that the Fund is open for business or by writing the Fund at

5400 University Avenue, West Des Moines, Iowa 50266-5997. Telephone exchange requests received prior to the close of regular trading on the NYSE (usually 3:00 p.m. Central time) will be effected at that day's relative NAV.

Shares of EquiTrust Money Market Fund, Inc. may be exchanged for shares of any Portfolio of the Fund. An exchange application must be on file with EquiTrust Money Market Fund, Inc.

The exchange privilege may be modified or terminated by the Fund at any time.

Facsimile Requests

Facsimile requests (faxes) will be accepted for redemption of shares and for changes to shareholder account information. Faxes must contain the appropriate signature(s), signature guarantee(s) and necessary accompanying documents. The transmission should also include account number(s) and a return fax number and telephone number. The Application for Shares, Application for Expedited Redemption and any change or redemption that requires the submission of a certified document must be delivered in original form. Fax requests will be accepted at 515-226-6209.

Retirement and Education Plans

Eligible shareholders of the Fund may participate in a variety of qualified retirement plans which are available through the Adviser. Some of the plans currently offered are: Individual Retirement Accounts (IRAs), Roth IRAs, Coverdell Education Savings Plans, Simplified Employee Pension Plans (SEPs), Savings Incentive Match Plans for Employees (SIMPLEs), Tax-Sheltered 403(b) Plans, Qualified Pension and Profit Sharing Plans (Keogh Plans) and Public Employer Deferred Compensation Plans. The initial investment to establish any such plan, and subsequent investments, may be in any amount (subject to Automatic Investment Plan limitations). State Street Bank and Trust Company, a Massachusetts trust company ("State Street"), provides the required services for IRAs, Roth IRAs, Coverdell Education Savings Plans, SEPs, SIMPLEs and Qualified Pension and Profit Sharing Plans. An annual custodial fee of $20 per Social Security number (rather than per account) will be collected by liquidating shares, or fractions thereof, from each participant. Information with respect to these plans is available upon request from the Fund.

Trustees of qualified retirement plans and 403(b)(7) custodial accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." However, the 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution which is transferred directly to another qualified retirement plan, 403(b)(7) account or IRA (i.e., a "trustee-to-trustee" transfer). You should consult your tax adviser regarding this 20% withholding requirement.

PORTFOLIO MANAGEMENT

EquiTrust Investment Management Services, Inc., 5400 University Avenue, West Des Moines, Iowa 50266, serves as the Fund's investment adviser and manager pursuant to an Investment Advisory and Management Services Agreement. This relationship has existed since the Fund commenced operations in 1971.

The Adviser is an indirect subsidiary of FBL Financial Group, Inc., an Iowa corporation. The following individuals are officers and/or directors of the Adviser and are officers and/or directors of the Fund: Dennis M. Marker, Stephen M. Morain, James W. Noyce, William J. Oddy, John M. Paule, JoAnn Rumelhart, Lou Ann Sandburg, Kristi Rojohn, Robert Ruisch, Karen Garza, Rebecca L. Howe, Jennifer Morgan and Jodi

Winslow. The Adviser also acts as the investment adviser to individuals, institutions and two other investment companies: EquiTrust Money Market Fund, Inc. and EquiTrust Variable Insurance Series Fund. Personnel of the Adviser also manage investments for the portfolios of insurance companies.

The Adviser handles the investment and reinvestment of the Fund's assets, and is responsible for the overall management of the Fund's business affairs, subject to the review of the Board of Directors.

Charles T. Happel and Robert J. Rummelhart serve as managers for various portfolios of the Fund. Mr. Happel, Securities Vice President, joined EquiTrust in 1987 and has served as a Portfolio Manager since 1994. Mr. Happel is primarily responsible for the management of the Value Growth, Managed and Blue Chip Portfolios. Mr. Happel assumed responsibility for these Portfolios on March 1, 2000. He received his undergraduate degree from the University of Northern Iowa and his MBA degree from Drake University and is a Chartered Financial Analyst.

Mr. Rummelhart, Investment Vice President, is primarily responsible for the management of the High Grade Bond and Strategic Yield Portfolios. Mr. Rummelhart has managed these Portfolios since their inception in 1987. He received his BA and MBA degrees from the University of Iowa and is a Chartered Financial Analyst.

The SAI contains additional information about the managers' compensation, other accounts they oversee and their ownership of shares in the Portfolios.

As compensation for the advisory and management services provided by the Adviser, the Fund has agreed to pay the Adviser an annual management fee, accrued daily and payable monthly, based on the average daily net assets of each Portfolio as follows: .50% of the average daily net assets of the Value Growth Portfolio, .40% of the average daily net assets of the High Grade Bond Portfolio, .55% of the average daily net assets of the Strategic Yield Portfolio, .60% of the average daily net assets of the Managed Portfolio and .25% of the average daily net assets of the Money Market and Blue Chip Portfolios.

The Adviser, at its expense, furnishes the Fund with office space and facilities, equipment, advisory services, research and statistical facilities, and clerical services and personnel to administer the business affairs of the Fund. The Fund pays its other expenses which include, but are not limited to, the following: net asset value calculations; interest on Fund obligations; miscellaneous reports; membership dues; reports and notices to shareholders; all expenses of registration of its shares under federal and state securities laws; investor services (including allocable telephone and personnel expenses); all taxes and fees payable to federal, state or other governmental authorities; fees of Directors who are not affiliated with the Adviser; fees and expenses of independent registered public accounting firm, legal counsel, custodian, and transfer and dividend disbursing agents; and other general expenses.

The Adviser has agreed to reimburse any Portfolio to the extent that the annual operating expenses (including the investment advisory fee but excluding brokerage, interest, taxes and extraordinary expenses) of that Portfolio exceed 1.50% of the average daily net assets of that Portfolio for any fiscal year of the Portfolio. However, the amount reimbursed shall not exceed the amount of the advisory fee paid by the Portfolio for such period. This reimbursement obligation will remain in effect for as long as the Investment Advisory and Management Services Agreement remains in effect and cannot be changed without shareholder approval.

A discussion regarding the Board of Directors' basis for approving the Investment Advisory and Management Services Agreement is included in the SAI and will be available in the Fund's semi-annual report to shareholders for the six months ending January 31, 2006.

OTHER INFORMATION

Distributor

EquiTrust Marketing Services, LLC (the "Distributor"), an affiliate of the Adviser, serves as principal underwriter and a distributor of the Fund's shares. The Fund pays the Distributor for distribution services pursuant to a Distribution Plan and Agreement (the "Agreement") under Rule 12b-1. Under the Agreement, the Fund pays the Distributor a fee, payable monthly, at the annual rate of .25% of average daily net assets of the Class A Shares of the Fund and .50% of average daily net assets of the Class B Shares of the Fund. Because the fee is continually paid out of the Portfolios' assets, over time it will increase the cost of your investment and could potentially cost you more than paying other types of sales charges.

Pursuant to the Agreement, the Distributor may appoint various broker-dealer firms to assist in providing distribution services for the Fund. The Distributor generally compensates firms for sales of Class A Shares at a commission rate of up to 3% for the High Grade Bond and Strategic Yield Portfolios and up to 5% for the Managed, Value Growth and Blue Chip Portfolios. The Distributor receives any initial sales charges. The Distributor compensates firms for sales of Class B Shares at a commission rate of up to 4%. The Distributor may from time to time pay additional commissions, fees or other incentives to firms that sell shares of the Fund. In some instances, such additional commissions, fees or other incentives may be offered only to certain firms who sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund, or of other funds underwritten by the Distributor. The Distributor receives any contingent deferred sales charges. See "How to Redeem Shares."

The Distributor provides information and administrative services for Fund shareholders of Class A and Class B Shares pursuant to an Administrative Services Agreement ("Administrative Agreement"). For such services, the Fund pays the Distributor a fee, payable monthly, at an annual rate of .25% of average daily net assets of the Class A and Class B Shares of the Fund. The Distributor may enter into related agreements with various financial services firms, such as broker/dealer firms or banks ("firms"), to provide services and facilities for their clients who are shareholders of the Fund. The services that may be provided by the Distributor or such firms may include, but are not limited to, assisting in the establishment and maintenance of shareholder accounts and records, furnishing information as to the status of shareholder accounts, processing shareholder service requests, forwarding purchase and redemption requests, responding to telephone inquiries, assisting shareholders with tax information or such other services as may be agreed upon from time to time and as may be permitted by applicable statute, rule or regulation. The Distributor pays each firm a service fee, payable monthly, at the annual rate of .15 of 1% on assets attributable to the firm for Class B shares and .25 of 1% for Class A shares that have been maintained and serviced in Fund accounts.

Net Asset Value

The NAV per share of each Portfolio is determined as of the earlier of 3:00 p.m. (Central time) or the close of regular trading on the NYSE, on each day that (i) the NYSE is open for business and (ii) an order for purchase or redemption of shares of the Portfolio is received. The NAV per share of each Portfolio is computed by dividing the total value of the Portfolio's securities and other assets, less liabilities, by the total number of outstanding shares of such Portfolio.

The Fund reserves the right to calculate or estimate the NAV of a Portfolio more frequently than once daily if it is deemed desirable. If the Fund offices should be closed because of a weather-related or comparable type of emergency and the Fund is unable to segregate orders and redemption requests received on that day, the Fund will price those orders and redemptions at the NAV next determined for each Portfolio.

Money Market Portfolio. The Money Market Portfolio's securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity. For further discussion of the manner in which such values are determined, see the SAI under the heading "Net Asset Value."

Other Portfolios. Portfolio securities that are traded on a national exchange are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing-bid and asked prices. If the mean is not available, exchange-traded securities are valued using the prior day's closing price. Securities, other than money market instruments, traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on a national exchange are valued according to the broadest and most representative market: it is expected that for debt securities this ordinarily will be the over-the-counter market.

In certain cases, events that occur after certain markets have closed may render prices unreliable. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. When a portfolio manager believes a market price does not reflect a security's true value, the Portfolio may substitute a fair value estimate through procedures established by, or under the direction of, the Board of Directors. These procedures may also be used to value securities that do not have a readily available current market value. Using fair value methods to price securities may result in a value that is different from the prices used by other mutual funds to calculate their NAVs. Each Portfolio, except the Money Market Portfolio, is subject to the risk that it has valued certain securities at a higher price than it can sell them.

Money market instruments are valued at market value, except that debt instruments maturing in 60 days or less are valued using the amortized cost method of valuation described above with respect to the Money Market Portfolio.

Privacy Notice

The Fund and its affiliates, such as FBL Financial Group, Inc. and Farm Bureau Life Insurance Company ("we," "us" or "our"), have a strong tradition of protecting the confidentiality of our customers' personal information and are highly aware of the importance of properly maintaining this information. This notice explains our information practices and is required of financial institutions such as ours by state and federal law.

Information We Collect. In order to help us serve your financial needs and in order to comply with legal and regulatory requirements, we collect certain information about you. This information varies depending on the products or services you request from a particular entity, but may include:

•  Information we receive from you on your application or other forms (such as name, address, social security number and financial and health information);

•  Information you authorize us to collect (such as health information for underwriting purposes) or information we are authorized or required by law to collect (such as medical records in a workers compensation case);

•  Information about your transactions with us, our affiliates, or others (including payment history or account balances);

•  Information we receive from a consumer reporting agency (such as credit relationships and history); and

•  Information we receive from public records (such as your driving record).

Information we obtain from a report prepared by an insurance-support organization may be retained by the insurance-support organization and disclosed to other persons.

To the extent provided by law, you have the right to access and correct the information we have collected about you. You are also entitled to certain information regarding disclosures of medical information we may have made. To exercise these rights, you should provide a written request to the address below.

The Security of Your Information. We have internal procedures regarding access to customer information. The individuals who have access to this information are required to protect it and keep it confidential. In addition, we maintain physical, electronic, and procedural safeguards that comply with state and federal regulations to guard your personal information.

Information We Share. We may share the previously described information with our affiliates in order to provide necessary services for your products or account. We may also share information with our affiliates about your account history or experiences with us, although this information is not used by our affiliates for marketing purposes.

In addition, we may share some of the information we obtain about you with certain business partners in order to conduct company business. In sharing this information, we comply with all federal and state regulations, and limit the information to that which is necessary to accomplish the purposes for which the information is shared. Examples of this type of sharing would be:

•  Sharing information with companies that perform services for us such as printing companies or mailing services, who are limited in their ability to further disclose this information.

•  Sharing information with companies with whom we have a joint marketing agreement. A joint marketing agreement is one where another financial institution offers a product or service jointly with us. These institutions must limit their use of information shared to the purpose for which it was shared.

We may also disclose information to non-affiliated third parties as permitted or required by law. For example, we may share information in response to a subpoena, to prevent fraud, or in order to process a transaction you request or authorize.

We do not share medical information, information from a consumer reporting agency or motor vehicle reports for marketing purposes. We do not disclose information about former customers with non-affiliated third parties except in accordance with this Privacy Notice.

A list of affiliated companies subject to this Privacy Notice can be obtained from the Fund. Inquiries regarding this Privacy Notice should be sent to Farm Bureau Financial Services, Customer Privacy, 5400 University Avenue, West Des Moines, Iowa 50266.

Householding

In order to reduce expenses and the amount of mail that you receive, we have initiated "householding" of our fund reports (annual and semi-annual reports, disclosure documents, prospectuses, proxies, etc.). This means that rather than send one report to each accountholder in your household, we will deliver a single report or document to your household. If you do not wish the mailing of these documents to be combined with those for other members of your household, please call our toll free number, 1-877-860-2904, Monday through Friday between 8 a.m. and 4:30 p.m. We will begin sending individual documents to you within 30 days after receiving notice from you.

Investor Education and Protection

Under the Public Disclosure Program, the NASD provides certain information regarding the disciplinary history of NASD member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. The NASD's toll-free Public Disclosure Program Hotline telephone number is 1-800-289-9999 and their Web site address is www.nasd.com. An investor brochure that includes information describing the Public Disclosure Program is available from the NASD.

Anti-Money Laundering Program

The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to report certain customer activity to the federal government and/or "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency. The Fund may also be required to reject a purchase payment, block a shareholder's account and consequently refuse to implement requests for transfers and withdrawals.

Federal law requires the Fund to obtain, verify and record identifying information, which may include the name, street address, taxpayer identification number or other identifying information for shareholders who open an account with the Fund. The Fund may also ask to see a shareholder's driver's license or other identifying documents. Applications without this information may not be accepted and orders may not be processed. The Fund reserves the right to place limits on transactions in any account until the identity of the shareholder is verified; to refuse an investment in the Fund or involuntarily redeem a shareholder's shares and close an account in the event that a shareholder's identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Fund and its agents will not be responsible for any loss resulting from the shareholder's delay in providing all required identifying information or from closing an account and redeeming a shareholder's shares when a shareholder's identity cannot be verified.

Disruptive Trading Practices

The Board of Directors has adopted a policy to make reasonable efforts to discourage, and does not intend to accommodate, frequent purchases and redemptions of Portfolio shares that may disrupt the orderly management of any Portfolio, often referred to as "market timing." Such transactions are potentially harmful to shareholders that invest in the Portfolios in various ways. These include: (1) the dilution of interests of long-term investors where frequent trades attempt to take advantage of market fluctuations that are not fully reflected in a Portfolio's net asset value; (2) the disruption of ordinary portfolio management, such as necessitating that a Portfolio maintain a cash level higher than would otherwise be necessary or that a Portfolio sell securities prematurely or at inopportune times in order to generate cash to meet redemption requests; and (3) increased Portfolio costs, such as brokerage commissions and administrative costs.

Typically, each Portfolio will realize purchases or redemptions of shares each business day. The Fund does not consider such transactions disruptive to a Portfolio unless they are large in relation to the Portfolio's size and not the random result of net transactions by its shareholders. However, the Fund considers large purchases or redemptions of shares resulting from shareholders engaging in: (1) market timing; (2) arbitrage based on the lag between the time the value of certain Portfolio investments change and the time it computes its net asset value, or (3) other trading strategies that entail rapid or frequent transfers of shares from one Portfolio to another, to be disruptive trading.

The Fund has instituted policies and procedures reasonably designed to detect the use of a shareholder's account(s) for frequent trading; the Fund's policies and procedures address the level of trading that will be considered excessive and the Fund monitors shareholder transactions to identify excessive trading; and the Fund applies such procedures uniformly.

The Fund also uses other procedures to halt or reduce the risk of disruptive trading. The Fund may stop disruptive trading by ceasing sales of additional shares of one or more Portfolios through which offending shareholders operate. In such an event, all other shareholders invested in the Portfolio may be disadvantaged. Because enforcement of the procedures involves some level of discretion, it is possible some shareholder(s) may engage in disruptive trading while others may bear the harm associated with such activity. The Fund applies such procedures uniformly.

The Fund monitors potential price differentials following the close of trading in foreign markets and changes in indications of value for relatively illiquid securities to determine whether the application of fair value pricing procedures is warranted.

An investment in any of the Portfolios is subject to the risks of disruptive trading. In its sole discretion, the Board of Directors of the Fund may revise these policies and procedures at any time without prior notice.

DISTRIBUTIONS AND TAXES

Distributions

Money Market Portfolio Distributions: On each day that the NAV per share of the Money Market Portfolio is determined, the Portfolio's net investment income will be declared, as of the close of the NYSE, as a dividend to shareholders of record prior to the declaration. Distributions will be distributed monthly. If you withdraw your entire account, all dividends accrued to the time of withdrawal will be paid at that time.

High Grade Bond and Strategic Yield Portfolio Distributions: Each Portfolio normally follows the practice of distributing substantially all net investment income monthly, and substantially all net long-term capital gains after the close of the Fund's fiscal year.

Managed Portfolio Distributions: The Portfolio normally follows the practice of distributing substantially all net investment income quarterly, and substantially all net short-term and long-term capital gains after the close of the Fund's fiscal year.

Value Growth and Blue Chip Portfolio Distributions: Each Portfolio normally follows the practice of distributing substantially all net investment income and substantially all net short-term and long-term capital gains, if any, after the close of the Fund's fiscal year.

Dividends and capital gains distributions are automatically reinvested in shares of the Portfolio unless you indicate in writing to receive them in cash; however, no cash payment will be made for dividends in an amount under $10. Any such dividend amount under $10 will be reinvested in shares of that same Portfolio.

If you elect to receive cash dividends and/or capital gains distributions from an account that remains open and the postal or other delivery service is unable to deliver those monies to your address of record, or the check remains uncashed for over one year, your distribution option will automatically be converted to reinvestment in additional shares. The outstanding check(s) will be voided and allocable shares purchased in your account as of the day the check(s) was voided. If you have elected to receive cash dividends and/or capital gains distributions from an account that is subsequently closed and the postal or other delivery service is unable to deliver those monies to your address of record, such monies will remain outstanding until turned over to the appropriate state agency for escheat purposes. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

How Distributions Affect a Portfolio's NAV. Distributions are paid to shareholders as of the record date of a distribution from a Portfolio, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in each Portfolio's daily NAV. The share price of a Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. You should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

"Buying a Dividend." If you purchase shares of a Portfolio just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." Of course, a Portfolio's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions may occur even in a year when a Portfolio has a negative return. Unless your account is set up as a tax-deferred account, dividends paid to you will be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

Taxes

Taxation of the Portfolios. Because the Fund is a regulated investment company, the Fund's Portfolios generally pay no federal income tax on the income and gains that they distribute to you. Accordingly, each Portfolio intends to distribute net investment income and any net capital gains realized on its investments annually.

Taxation of Shareholders. A Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as dividends. Net realized long-term capital gains are paid to shareholders as capital gains distributions.

Except for those shareholders exempt from federal income taxes, dividends and capital gain distributions will be taxable to shareholders, whether paid in cash or reinvested in additional shares of the Portfolio. You will be notified annually as to the federal income tax status of dividends and capital gains distributions. Such dividends and distributions may also be subject to state and local taxes.

Long-term capital gain distributions are taxable as long-term capital gain regardless of how long you have held shares of the Portfolio. Long-term capital gain distributions (derived from assets held by the Portfolio for more than 12 months) made to individual shareholders are currently taxed at rates up to 15%(which will increase to 20% after 2008). Dividends representing net investment income and net realized short-term capital gains are taxed as ordinary income for federal income tax purposes at rates up to a maximum marginal rate of 35% for individuals. Dividends representing "qualified dividend income" are currently taxed at rates up to 15% although this favorable treatment is set to expire after 2008. In addition, certain dividends may qualify for the 70% dividends received deduction available to corporate shareholders. Any dividends and distributions declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated for federal income tax purposes as paid on December 31 of the calendar year in which they are declared.

Distributions to Retirement Plans. Fund distributions received by your qualified retirement plan, such as a 401(k) Plan or IRA, are generally tax deferred. This means that you are not required to report Portfolio distributions on your income tax return, but, rather, when your plan makes payments to you. Special rules apply to payments from Roth IRAs and Coverdell Education Savings Plans.

Backup Withholding. When you open an account, Internal Revenue Service ("IRS") regulations require that you provide your taxpayer identification number ("TIN"), certify that it is correct and that you are not subject to backup withholding under IRS rules. If you fail to provide a correct TIN or the proper tax certifications, each Portfolio is required to withhold 28% of all taxable distributions (including dividends and capital distributions) and redemption proceeds paid to you. Each Portfolio is also required to begin backup withholding on your account if the IRS instructs it to do so. Amounts withheld may be credited against your federal income tax liability and you may file a tax return and obtain a refund from the IRS if withholding results in an overpayment of taxes for such year.

Because everyone's tax situation is unique, you are advised to consult with your own tax adviser as to the federal, state and local tax consequences of owning shares of each Portfolio.

For more information about the tax status of the Portfolios, see "Taxes" in the SAI.

CLASSES OF SHARES

Currently, the Fund offers three classes of shares - Class A Shares, Class B Shares and Class I Shares - which have different expenses that will affect performance. Class I Shares are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) the following investment advisory clients of the Adviser: (1) affiliated and unaffiliated benefit plans such as qualified retirement plans, and (2) affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, its affiliates, and affiliated state Farm Bureau Federations; (d) directors and trustees of the EquiTrust Mutual Funds; and (e) such other types of accounts as the Adviser of the Fund deems appropriate.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Portfolio's Class B Shares financial performance for the past five years through July 31 of each fiscal year shown. Financial performance for the Class A shares is not shown because Class A Shares were not offered until December 1, 2005. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements that have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Portfolios' financial statements, is included in the Annual Report, which is available, without charge, upon request from the Fund. The Fund's financial statements are incorporated by reference in the SAI.

	Year Ended July 31,
	Money Market Portfolio					High Grade Bond Portfolio
	2005	2004	2003	2002	2001	2005	2004	2003	2002	2001
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$10.52	$10.46	$10.49	$10.36	$9.69
Income from Investment Operations:
Net investment income	0.01 (2)	- (2)	- (2)	0.01 (2)	0.04	0.41	0.41	0.39	0.48	0.58
Net realized and unrealized gain (loss) on investments	-	-	-	-	-	-	0.09	(0.01)	0.15	0.67
Total from investment operations	0.01	-	-	0.01	0.04	0.41	0.50	0.38	0.63	1.25
Less Distributions:
Dividends from net investment income	(0.01)	-	-	(0.01)	(0.04)	(0.41)	(0.41)	(0.39)	(0.48)	(0.58)
Distributions from capital gains	-	-	-	-	-	-	(0.03)	(0.02)	(0.02)	-
Total distributions	(0.01)	-	-	(0.01)	(0.04)	(0.41)	(0.44)	(0.41)	(0.50)	(0.58)
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$10.52	$10.52	$10.46	$10.49	$10.36
Total Return:
Total investment return based on net asset value(1)	0.74%	0.14%	0.22%	0.69%	3.82%	3.93%	4.79%	3.58%	6.29%	13.32%
Ratios/Supplemental Data:
Net assets at end of period in thousands	$2,953	$2,986	$2,978	$3,135	$3,614	$11,153	$12,287	$13,138	$13,554	$12,070
Ratio of total expenses to average net assets	1.82%	1.83%	1.82%	1.75%	1.74%	1.68%	1.67%	1.74%	1.66%	1.70%
Ratio of net expenses to average net assets	1.54%	0.88%	1.14%	1.48%	1.73%	1.68%	1.67%	1.74%	1.66%	1.68%
Ratio of net investment income to average net assets	0.74%	0.14%	0.22%	0.71%	3.82%	3.86%	3.81%	3.64%	4.68%	5.84%
Portfolio turnover rate	0%	0%	0%	0%	0%	13%	12%	23%	21%	9%

Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Contingent deferred sales charges are not reflected in the calculation of total investment return.

(2)  Without the Adviser's reimbursement of a portion of certain of its expenses for the periods indicated, the Money Market Portfolio would have had per share net investment income as shown:

Year	Per Share Net Investment Income	Amount Reimbursed
2002	$0.00	$8,374
2003	$0.00	$20,717
2004	$0.00	$27,788
2005	$0.00	$8,339

	Year Ended July 31,
	Strategic Yield Portfolio					Managed Portfolio
	2005	2004	2003	2002	2001	2005	2004	2003	2002	2001
Net asset value at beginning of period	$9.71	$9.30	$9.43	$9.55	$9.35	$13.79	$12.50	$11.26	$12.46	$10.06
Income from Investment Operations:
Net investment income	0.50	0.54	0.59 (2)	0.60	0.62	0.13	0.15	0.18	0.22	0.30
Net realized and unrealized gain (loss) on investments	0.20	0.41	(0.13)	(0.12)	0.20	1.48	1.29	1.24	(1.20)	2.40
Total from investment operations	0.70	0.95	0.46	0.48	0.82	1.61	1.44	1.42	(0.98)	2.70
Less Distributions:
Dividends from net investment income	(0.50)	(0.54)	(0.59)	(0.60)	(0.62)	(0.13)	(0.15)	(0.18)	(0.22)	(0.30)
Distributions from capital gains	-	-	-	-	-	-	-	-	-	-
Total distributions	(0.50)	(0.54)	(0.59)	(0.60)	(0.62)	(0.13)	(0.15)	(0.18)	(0.22)	(0.30)
Net asset value at end of period	$9.91	$9.71	$9.30	$9.43	$9.55	$15.27	$13.79	$12.50	$11.26	$12.46
Total Return:
Total investment return based on net asset value(1)	7.34%	10.33%	5.05%	5.13%	9.03%	11.73%	11.50%	12.74%	(7.91)%	27.00%
Ratios/Supplemental Data:
Net assets at end of period in thousands	$9,927	$10,309	$10,530	$10,552	$10,288	$38,193	$36,152	$34,540	$31,813	$35,847
Ratio of total expenses to average net assets	1.92%	1.91%	2.00%	1.93%	1.96%	1.80%	1.79%	1.96%	1.85%	1.89%
Ratio of net expenses to average net assets	1.92%	1.91%	2.00%	1.93%	1.94%	1.80%	1.79%	1.95%	1.84%	1.88%
Ratio of net investment income to average net assets	5.06%	5.55%	6.33%	6.27%	6.55%	0.90%	1.06%	1.55%	1.80%	2.54%
Portfolio turnover rate	7%	31%	44%	33%	20%	27%	14%	22%	20%	50%

Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Contingent deferred sales charges are not reflected in the calculation of total investment return.

(2)  Without the Adviser's reimbursement of $291 of its expenses for the period indicated, the Strategic Yield Portfolio would have had per share net investment income of 0.59.

	Year Ended July 31,
	Value Growth Portfolio					Blue Chip Portfolio
	2005	2004	2003	2002	2001	2005	2004	2003	2002	2001
Net asset value at beginning of period	$11.71	$10.17	$8.99	$10.28	$8.53	$37.26	$34.44	$32.16	$41.06	$47.32
Income from Investment Operations:
Net investment income	0.05	0.02	0.03	0.04	0.08	0.40	0.21	0.14	0.08	0.02
Net realized and unrealized gain (loss) on investments	2.05	1.55	1.17	(1.26)	1.75	2.57	2.79	2.23	(8.94)	(5.37)
Total from investment operations	2.10	1.57	1.20	(1.22)	1.83	2.97	3.00	2.37	(8.86)	(5.35)
Less Distributions:
Dividends from net investment income	(0.02)	(0.03)	(0.02)	(0.07)	(0.08)	(0.35)	(0.18)	(0.09)	(0.04)	(0.01)
Distributions from capital gains	-	-	-	-	-	-	-	-	-	(0.90)
Total distributions	(0.02)	(0.03)	(0.02)	(0.07)	(0.08)	(0.35)	(0.18)	(0.09)	(0.04)	(0.91)
Net asset value at end of period	$13.79	$11.71	$10.17	$8.99	$10.28	$39.88	$37.26	$34.44	$32.16	$41.06
Total Return:
Total investment return based on net asset value(1)	17.91%	15.42%	13.37%	(11.98)%	21.49%	7.98%	8.70%	7.42%	(21.59)%	(11.45)%
Ratios/Supplemental Data:
Net assets at end of period in thousands	$75,905	$69,495	$63,473	$58,231	$68,667	$49,326	$48,373	$44,919	$41,510	$52,670
Ratio of total expenses to average net assets	1.60%	1.62%	1.78%	1.66%	1.70%	1.46%	1.45%	1.64%	1.49%	1.49%
Ratio of net expenses to average net assets	1.60%	1.61%	1.78%	1.65%	1.69%	1.46%	1.45%	1.64%	1.49%	1.48%
Ratio of net investment income to average net assets	0.36%	0.13%	0.29%	0.40%	0.82%	1.03%	0.57%	0.44%	0.21%	0.05%
Portfolio turnover rate	17%	14%	11%	20%	43%	0%	1%	20%	0%	0%

Note: Per share amounts have been calculated on the basis of monthly per share amounts (using average monthly outstanding shares) accumulated for the period.

(1)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Contingent deferred sales charges are not reflected in the calculation of total investment return.

APPLICATION FOR SHARES - CLASS A & CLASS B

Please Complete and Mail to:

EquiTrust Series Fund, Inc.
5400 University Avenue
West Des Moines, Iowa 50266-5997

If you have any questions, please call toll-free 1-877-860-2904.

Type of Account (Select one)

☐ Individual	☐ IRA	☐ Education Savings Plan

☐ Joint	☐ SEP	☐ Roth

☐ Custodial	☐ Simple	☐ Tax Deferred 403B

☐ Other Entity/Trust/Corporation	☐ Qualified Pension & Profit Sharing	☐ Transfer of Death (Additional form required)

Owner Information

Owner/Minor Name

Birthdate	Social Security Number

Joint Owner/Custodian/Responsible Individual Name

Birthdate	Social Security Number

Name of Trust, Corporation or Other Entity

Trustee(s) or Type of Entity

Date of Trust	Tax ID

Address Information (Post Office Boxes will not be accepted)

Residential Address	Mailing Address (if different)
Street	Street

City, State, Zip	City, State, Zip

Portfolio Selection*    Class A    Class B

Minimum Initial Investment $250 per Portfolio

Money Market	$	Managed	$

High Grade Bond	$	Value Growth	$

Strategic Yield	$	Blue Chip	$

You must complete a separate application if you wish to invest in both Class A and Class B Shares.

Rights of Accumulation (Cumulative Discount)

☐ Account owner, spouse and minor children (under 21) can aggregate accounts of any share class to reduce sales charges. The Social Security or account number(s) on those accounts are:

Letter of Intention (LOI)

☐ I plan to invest over a 13-month period in one or more EquiTrust Series Funds accounts (if I do not invest the intended amount within 13 months, the sales charge will be adjusted). The aggregate amount will be at least:

☐ $25,000  ☐ $50,000  ☐ $100,000  ☐ $250,000  ☐ $500,000  ☐ $750,000  ☐ $1,000,000

☐ I am already investing under an existing Letter of Intention.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

Complete reverse side

737-018A (12/05)

Dividend/Capital Gain Distributions

Your dividends and capital gain distributions will be reinvested unless you indicate otherwise.
(No cash payment will be made for dividends in an amount less than $10.)

☐ Cash Dividends	☐ Cash Capital Gain Distributions

Special Shareholder Privileges

Exchange Privilege*  ☐ Yes  ☐ No

I authorize exchanges between Portfolios upon instruction from any person by telephone. If neither box is checked, the telephone exchange privilege will be provided. Shares held in certificated form may not be exchanged.

☐  Please send information on the Automatic Investment Plan

☐  Please send information on the Expedited (Telephone) Redemption Plan (non-qualified accounts only)

Tax Qualified Plans Only

(A qualified application must be submitted in addition to this form.)

Designated Beneficiary

Primary Beneficiary	Relationship

Social Security Number	Birthdate

Contingent Beneficiary	Relationship

Social Security Number	Birthdate

Contingent Beneficiary	Relationship

Social Security Number	Birthdate

Spousal Consent of Non-Spouse Beneficiary

SIGNATURES

I certify that I have received, read and agree to the terms of the Prospectus for EquiTrust Series Fund, Inc. I have the authority and legal capacity to purchase mutual fund shares, am a U.S. Citizen, am of legal age in my state of residence and believe such investment is suitable for me. Under penalties of perjury, I certify that the number shown on this form is a true and correct social security or tax identification number and, to the best of my knowledge, I am not subject to backup withholding.

Signature of Applicant	Signature of Joint Applicant

Representative's Signature	Date

Dealer/Registered Representative Information

Firm Name

Dealer #	Branch #	Rep #

Representative Name	Daytime Phone

Branch Mailing Address

City/State/Zip

This Application must be accompanied or preceded by a current Prospectus.

ADDITIONAL INFORMATION

Shareholder Inquiries

You may make inquiries either by contacting your registered representative or by writing or calling the Fund at the address or telephone numbers as shown on the front cover.

You may obtain copies of year-end account statements by calling the Fund at our toll-free number 877-860-2904 (in the Des Moines metropolitan area, call 515-225-5586), or by writing a letter to the Fund. The prior year statement for regular accounts and prior two-year statements for fiduciary accounts will be provided to you at no charge; thereafter, there will be a charge of $3 per copy. The cost of the copies will be collected by redemption of shares, or fractions thereof, from your account. If your account has been closed, the applicable fees must be remitted with the request.

Annual/Semi-Annual Reports to Shareholders

Additional information about each Portfolio's investments is available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report to shareholders contains a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during the fiscal year covered by the report. You may obtain a free copy of the Fund's annual and semi-annual reports by calling the Fund at 877-860-2904 or by writing the Fund at 5400 University Avenue, West Des Moines, Iowa 50266. The Fund's annual and semi-annual reports to shareholders are also available free of charge on the Fund's website at www.equitrust.com.

Statement of Additional Information

The SAI, which contains additional information about the Fund, has been filed with the SEC and is incorporated herein by reference. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of this information are available, upon paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

You may obtain a free copy of the Fund's SAI and you may make further inquiries by calling the Fund at 877-860-2904 or by writing the Fund at 5400 University Avenue, West Des Moines, Iowa 50266. The Fund's SAI is also available free of charge on the Fund's website at www.equitrust.com.

The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities.

INVESTMENT ADVISER, SHAREHOLDER SERVICE, DIVIDEND DISBURSING AND TRANSFER AGENT

EquiTrust Investment Management
Services, Inc.
5400 University Avenue
West Des Moines, Iowa 50266

LEGAL COUNSEL

Vedder, Price, Kaufman & Kammholz, P.C.
222 North LaSalle Street
Suite 2600
Chicago, Illinois 60601

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
801 Grand Avenue
Suite 3000
Des Moines, Iowa 50309

CUSTODIAN

JP Morgan Chase Bank, N.A.
3 Chase Metrotech Center
Brooklyn, NY 11245

The Fund's Investment Company Act of 1940 File Number is 811-2125.

Prospectus
December 1, 2005

EquiTrust Series Fund, Inc. -
Class A Shares
Class B Shares

5400 University Avenue
West Des Moines, IA 50266
1-877-860-2904
1-515-225-5586 (Des Moines)

www.equitrust.com

Shareholder Account Access now

available at www.equitrust.com.

737-018(12/05)

EquiTrust Series Fund, Inc.

MONEY MARKET PORTFOLIO

HIGH GRADE BOND PORTFOLIO

STRATEGIC YIELD PORTFOLIO

MANAGED PORTFOLIO

VALUE GROWTH PORTFOLIO

BLUE CHIP PORTFOLIO

PROSPECTUS
Dated December 1, 2005

INSTITUTIONAL SHARES

EquiTrust Series Fund, Inc. (the "Fund") is an open-end, diversified management investment company consisting of six portfolios (the "Portfolio(s)"), each with its own investment objective(s), investment policies, restrictions and attendant risks. This Prospectus describes each Portfolio in some detail - please read it and retain it for future reference. This Prospectus describes the Institutional ("Class I") Shares of the Portfolio.

An investment in a Portfolio of the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency. An investment in a Portfolio of the Fund involves investment risks, including possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved shares of the Fund or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

EquiTrust Mutual Funds
5400 University Avenue
West Des Moines, Iowa 50266
877-860-2904

MONEY MARKET PORTFOLIO	3

HIGH GRADE BOND PORTFOLIO	5

STRATEGIC YIELD PORTFOLIO	7

MANAGED PORTFOLIO	9

VALUE GROWTH PORTFOLIO	11

BLUE CHIP PORTFOLIO	14

FEES AND EXPENSES	16

INVESTMENT OBJECTIVES, PORTFOLIO STRATEGIES, AND OVERALL RISKS	17

PRINCIPAL RISK FACTORS	20

General Discussion of Risks	20

Risk/Return Curve	21

Types of Investment Risk	21

OTHER SECURITIES AND INVESTMENT STRATEGIES	23

Foreign Securities	25

Lower-Rated Debt Securities	25

When-Issued and Delayed Delivery Transactions	26

Mortgage-Backed Securities	27

Asset-Backed Securities	27

Covered Call Options	27

Capital Securities	28

Securities Lending	28

Short-Term Trading	28

HOW TO BUY SHARES	29

HOW TO REDEEM SHARES	30

OTHER SHAREHOLDER SERVICES	31

Periodic Withdrawal Plan	31

Automatic Investment Plan	32

Exchange Privilege	32

Facisimile Requests	32

1

Retirement and Education Plans	33

PORTFOLIO MANAGEMENT	33

OTHER INFORMATION	34

Distributor	34

Net Asset Value	34

Privacy Notice	35

Householding	36

Investor Education and Protection	37

Anti-Money Laundering Program	37

Disruptive Trading Practices	37

DISTRIBUTIONS AND TAXES	38

Distributions	38

Taxes	39

CLASSES OF SHARES	40

FINANCIAL HIGHLIGHTS	41

ADDITIONAL INFORMATION	Back Cover

Shareholder Inquiries	Back Cover

Annual/Semi-Annual Reports to Shareholders	Back Cover

Statement of Additional Information	Back Cover

Yield and Purchase Information

Toll Free 877-860-2904

Des Moines 515-225-5586

2

INVESTOR PROFILE

Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

•  require stability of principal

•  are seeking a mutual fund for the cash portion of an asset allocation program

•  need to "park" your money temporarily within the Fund

or

•  consider yourself a saver rather than an investor

You may want to invest less of your assets in this Portfolio if you:

•  are seeking an investment that is likely to outpace inflation

•  are investing for retirement or other goals that are many years in the future

or

•  are investing for growth or maximum current income

MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE

What is this Portfolio's goal?

The Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio intends to maintain a stable value of $1.00 per share.

PRIMARY INVESTMENT STRATEGIES

How does this Portfolio pursue its objective?

This Portfolio invests exclusively in U.S. dollar-denominated money market securities maturing in 13 months or less from the date of purchase, including those issued by U.S. financial institutions, corporate issuers, the U.S. Government and its agencies, instrumentalities and municipalities. At least 95% of the Portfolio's assets must be rated in the highest short-term category (or its unrated equivalent), and 100% of the Portfolio's assets must be invested in securities rated in the two highest rating categories. The Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less.

PRINCIPAL RISKS

What are the main risks of investing in this Portfolio?

As with any money market fund, the yield paid by the Portfolio will vary with changes in interest rates. Also, there is a possibility that the Portfolio's share value could fall below $1.00, which could reduce the value of your investment. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. The Portfolio could experience a high level of current income volatility because the level of its current income directly reflects short-term interest rates.

Before you invest, please carefully read the sections on "Principal Risk Factors Associated with the Portfolios' Investments" and "Other Securities and Investment Strategies."

3

RISK/RETURN SUMMARY - MONEY MARKET PORTFOLIO

The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance for each of the last ten years.

Best Quarter:	4	Q 2000	1.35%
Worst Quarter:	1	Q 2004	0.06%

*The year-to-date return as of September 30, 2005 was 1.40%.

The following table compares the average annual total returns of the Money Market Portfolio to those of the Merrill Lynch 90-day T-Bill Index over the periods shown. The 90-day T-Bill Index is a widely recognized index of three-month Treasury bills. The 90-day T-Bill Index figures do not reflect any fees, expenses or taxes and one cannot invest directly in the Index.

Average Annual Total Returns	One Year	Five Years	Life of Class (Inception 12/1/97)
(for periods ended December 31, 2004)
Money Market Portfolio	0.60%	2.06%	2.47%
90-day T-Bill Index*	1.25%	2.80%	3.42%

*  The 90-day T-Bill Index is a widely recognized index of three-month treasury bills.

The performance data was calculated after deducting all fees and charges incurred by the Money Market Portfolio. During certain periods shown, EquiTrust Investment Management Services, Inc. ("EquiTrust" or the "Adviser") reimbursed the Portfolio for operating expenses in excess of 1.50% of average daily net assets, which lowered expenses for the Portfolio. During fiscal years 2003 through 2005, the Adviser voluntarily waived management, accounting and custodial fees for the Money Market Portfolio. Effective October 22, 2004, the custodial fee waiver was terminated and effective November 24, 2004 the management fee and accounting fee waivers were terminated. The Portfolio's performance during these periods would have been lower absent the Adviser's fee waivers and expense reimbursements.

Please remember that past performance is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table.

4

INVESTOR PROFILE

Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

•  are seeking an investment that generates a regular stream of income

•  are seeking higher potential returns than money market funds provide and are willing to accept moderate risk of volatility

•  want to diversify your investments

•  are seeking a mutual fund for the income portion of an asset allocation program

or

•  are retired or nearing retirement

You may want to invest less of your assets in this Portfolio if you:

•  are investing for maximum return over a long time horizon

or

•  require absolute stability of your principal

HIGH GRADE BOND PORTFOLIO

INVESTMENT OBJECTIVE

What is this Portfolio's goal?

The Portfolio seeks to generate as high a level of current income as is consistent with an investment in a diversified portfolio of high grade income-bearing debt securities.

PRIMARY INVESTMENT STRATEGIES

How does this Portfolio pursue its objective?

To keep current income relatively stable and to limit share price volatility, under normal circumstances, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in high grade bonds and intends to maintain an intermediate (typically 2-7 years) average portfolio duration. High grade bonds are debt securities rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization ("NRSRO") (e.g., A or higher by either Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P")) or unrated securities that the Adviser determines are of comparable quality. (See Appendix C to the SAI for an explanation of ratings.)

The Portfolio may invest in a broad range of debt securities of domestic corporate and government issuers. The corporate securities in which the Portfolio may invest include debt securities of various types and maturities, e.g., debentures, notes, mortgage securities, equipment trust certificates and other collateralized or asset-backed securities. Collateralized securities are backed by a pool of assets such as loans or receivables which generate cash flow to cover the payments due on the securities. The Portfolio may also invest up to 25% of its net assets in debt securities of foreign issuers as consistent with its investment objective.

PRINCIPAL RISKS

What are the main risks of investing in this Portfolio?

As with most income mutual funds, the Portfolio is subject to interest rate risk. Typically, a rise in interest rates causes a decline in the market value of income-bearing securities. Other factors may affect the market price and yield of the Portfolio's securities, including investor demand and domestic and worldwide economic conditions. In addition, the Portfolio is subject to credit risk. Collateralized securities are subject to certain risks, including a decline in the value of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of mortgages or other loans backing these securities, or destruction of equipment subject to equipment trust certificates. In the event of prepayment, the Portfolio will be required to reinvest the proceeds of prepayments at interest rates prevailing at the time of reinvestment, which may be lower. To the extent that the Portfolio invests in securities of foreign issuers, the Portfolio may be affected by currency, information, natural event and political risks. Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.

These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail later in this Prospectus and in the Statement of Additional Information ("SAI"). Before you invest, please carefully read the sections, on "Principal Risk Factors Associated with the Portfolios' Investments" and "Other Securities and Investment Strategies."

5

RISK/RETURN SUMMARY - HIGH GRADE BOND PORTFOLIO

The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance for each of the last ten years.

Best Quarter:	3	Q 2001	4.10%
Worst Quarter:	2	Q 2004	(2.19)%

*The year-to-date return as of September 30, 2005 was 1.68%.

The following table compares the average annual total returns of the High Grade Bond Portfolio to those of the Lehman Brothers U.S. Aggregate Index ("Lehman Aggregate Index") over the periods shown. The Lehman Aggregate Index is a widely recognized, unmanaged index of fixed income performance. The Lehman Aggregate Index figures do not reflect any fees, expenses or taxes and one cannot invest directly in the Index.

The table also shows returns of the Portfolio on a before- and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Portfolio shares held through a tax-deferred account, such as a 401(k) plan or an individual retirement account ("IRA").

Average Annual Total Returns	One Year	Five Years	Life of Class (Inception 12/1/97)
(for periods ending December 31, 2004)
High Grade Bond Portfolio
Return Before Taxes	4.38%	7.65%	6.17%
Return After Taxes on Distributions	2.70%	5.44%	3.89%
Return After Taxes on Distributions and Sale of Portfolio Shares	2.82%	5.20%	3.85%
Lehman Brothers U.S. Aggregate Index	7.72%	7.71%	4.34%

The performance data was calculated after deducting all fees and charges actually incurred by the High Grade Bond Portfolio.

Please remember that past performance (before and after taxes) is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table.

6

INVESTOR PROFILE

Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

•  are seeking higher potential returns than most bond mutual funds provide and are willing to accept significant risk of volatility

•  want to diversify your investments

•  are seeking a mutual fund for the income portion of an asset allocation program

or

•  are retired or nearing retirement, if your investment in this Portfolio is held as part of a diversified investment portfolio

You may want to invest less of your assets in this Portfolio if you:

•  desire relative stability of your principal

or

•  are investing for maximum return over a long time horizon

STRATEGIC YIELD PORTFOLIO

INVESTMENT OBJECTIVE

What is this Portfolio's goal?

The Portfolio seeks as high a level of current income as is consistent with an investment in a diversified portfolio of lower-rated, higher-yielding income-bearing securities. The Portfolio also seeks capital appreciation, but only when consistent with its primary goal.

PRIMARY INVESTMENT STRATEGIES

How does this Portfolio pursue its objective?

The Portfolio invests primarily (i.e., at least 65% of total assets) in lower-rated, higher-yielding income-bearing debt securities, including "junk" bonds. Under normal market conditions, the Portfolio invests its assets in debt and other income-bearing securities rated Baa/BBB or lower by an NRSRO (and their unrated equivalents); or in other high-yielding/high-risk securities the Adviser believes offer attractive risk/return characteristics. Junk bonds are those rated, at the time of purchase, below the fourth credit grade by an NRSRO (e.g., Ba/BB or below by Moodys/S&P) or unrated securities that the Adviser determines are of comparable quality. The Portfolio generally does not invest in bonds rated Ca/CC or lower unless the Adviser believes that the financial condition of the issuer or the protection afforded to the security is stronger than the rating would otherwise indicate. (See Appendix C to the SAI for an explanation of ratings.)

PRINCIPAL RISKS

What are the main risks of investing in this Portfolio?

This Portfolio is subject to above-average interest rate and credit risks. You should expect greater fluctuations in share price, yield and total return compared to mutual funds holding bonds and other income-bearing securities with higher credit ratings and/or shorter maturities. These fluctuations, whether positive or negative, may be sharp and unanticipated. Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.

Issuers of non-investment grade securities (i.e., "junk" bonds) are typically in poor financial health and their ability to pay interest and principal is uncertain. Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them. "Junk" bond markets may react strongly to adverse news about an issuer or the economy, or to the perception or expectation of adverse news.

These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail later in this Prospectus and in the SAI. Before you invest, please carefully read the sections on "Principal Risk Factors Associated with the Portfolios' Investments" and "Other Securities and Investment Strategies."

7

RISK/RETURN SUMMARY - STRATEGIC YIELD PORTFOLIO

The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance for each of the last ten years.

Best Quarter:	1	Q 2001	5.62%
Worst Quarter:	3	Q 1999	(2.22)%

*The year-to-date return as of September 30, 2005 was 2.76%.

The following table compares the average annual total returns of the Strategic Yield Portfolio to those of the Lehman Brothers U.S. Credit: Investment Grade & High Yield Index and the Lehman Brothers U.S. Corporate/High Yield Index (collectively, the "Lehman Indices") over the periods shown. The Lehman Indices are widely recognized, unmanaged indices of corporate and high yield bond market performance. The Lehman Indices' figures do not reflect any fees, expenses or taxes and one cannot invest directly in the Indices.

The table also shows returns of the Portfolio on a before- and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Portfolio shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Average Annual Total Returns	One Year	Five Years	Life of Class (Inception 12/1/97)
(for periods ending December 31, 2004)
Strategic Yield Portfolio
Return Before Taxes	9.41%	8.72%	6.69%
Return After Taxes on Distributions	7.01%	5.85%	3.80%
Return After Taxes on Distributions and Sale of Portfolio Shares	6.05%	5.67%	3.87%
Lehman Brothers U.S. Credit: Investment Grade and High Yield Index	8.40%	8.45%	6.50%
Lehman Brothers U.S. Corporate/High Yield Index	8.13%	6.97%	11.13%

The performance data was calculated after deducting all fees and charges actually incurred by the Strategic Yield Portfolio. During certain periods shown, the Adviser reimbursed the Portfolio for operating expenses in excess of 1.50% of average daily net assets, which lowered expenses for the Portfolio. The Portfolio's performance during these periods would have been lower absent the Adviser's expense reimbursements.

Please remember that past performance (before and after taxes) is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table.

8

INVESTOR PROFILE

Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

•  are looking for a more conservative alternative to a growth-oriented mutual fund

•  want a well-diversified and relatively stable investment allocation

•  need a core investment

•  seek above-average total return over the long-term irrespective of its source

or

•  are retired or nearing retirement, if your investment in this Portfolio is held as part of a diversified investment portfolio

You may want to invest less of your assets in this Portfolio if you:

•  are investing for maximum return over a long time horizon

or

•  require a high degree of stability of your principal

MANAGED PORTFOLIO

INVESTMENT OBJECTIVE

What is this Portfolio's goal?

The Portfolio seeks the highest level of total return through income and capital appreciation.

PRIMARY INVESTMENT STRATEGIES

How does this Portfolio pursue its objective?

The Portfolio pursues its objective through a fully managed investment policy consisting of investment in the following three market sectors: (1) common stocks and other equity securities including preferred stock and warrants or rights to acquire common stock, (2) high grade debt securities and (3) money market instruments.

The Portfolio's investment policy for the equity sector is to invest in both value-oriented securities of the type in which the Value Growth Portfolio invests and securities of those companies that display more traditional growth characteristics such as established records of growth in sales and earnings. The Portfolio's criteria for selecting debt and money market securities are the same as those employed for the primary investments by the High Grade Bond and Money Market Portfolios, respectively. There are no restrictions as to the proportion of one or another type of security which the Portfolio may hold. Accordingly, at any given time, the Portfolio may be substantially invested in equity securities, debt securities or money market instruments.

PRINCIPAL RISKS

What are the main risks of investing in this Portfolio?

As with any mutual fund that invests in stocks and bonds, the Portfolio is subject to market and interest rate risks.

To the extent that it invests in certain securities, the Portfolio may be affected by additional risks relating to non-investment grade securities (above-average credit, market and other risks), securities of foreign issuers (currency, information, natural event and political risks), and mortgage-backed securities (credit, extension, prepayment and interest rate risks). Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.

In general, the Managed Portfolio may be subject to any of the principal risks discussed in connection with the Value Growth, High Grade Bond and Money Market Portfolios. These risks include the risks of value investing. Value stocks may never reach what the Adviser believes is their full market value and, even though they are undervalued, such stocks may decline further in value. In addition, the Portfolio is subject to credit risk. To the extent the Portfolio is substantially invested in money market instruments, the Portfolio could experience a high level of current income volatility because the level of its current income directly reflects short-term interest rates.

These risks, and the risks associated with other higher-risk securities that the Portfolio may utilize, are described in more detail later in this Prospectus and in the SAI. Before you invest, please carefully read the sections on "Principal Risk Factors Associated with the Portfolios' Investments" and "Other Securities and Investment Strategies."

9

RISK/RETURN SUMMARY - MANAGED PORTFOLIO

The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance for each of the last ten years.

Best Quarter:	2	Q 2003	12.65%
Worst Quarter:	3	Q 1998	(10.91)%

*The year-to-date return as of September 30, 2005 was 4.44%.

The following table compares the average annual total returns of the Managed Portfolio to those of the S&P Composite Index of 500 Common Stocks (the "S&P 500 Index") over the periods shown. The S&P 500 Index is a widely recognized, unmanaged market capitalization-weighted index of 500 widely held common stocks. The S&P 500 Index figures do not reflect any fees, expenses or taxes and one cannot invest directly in the Index.

The table also shows returns of the Portfolio on a before- and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Portfolio shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Average Annual Total Returns	One Year	Five Years	Life of Class (Inception 12/1/97)
(for periods ending December 31, 2004)
Managed Portfolio
Return Before Taxes	8.68%	11.75%	5.88%
Return After Taxes on Distributions	8.40%	10.69%	4.20%
Return After Taxes on Distributions and Sale of Portfolio Shares	5.99%	9.60%	4.01%
S&P 500 Index	10.84%	(2.30)%	12.05%

The performance data was calculated after deducting all fees and charges actually incurred by the Managed Portfolio. During certain periods shown, the Adviser reimbursed the Portfolio for operating expenses in excess of 1.50% of average daily net assets, which lowered expenses for the Portfolio. The Portfolio's performance during these periods would have been lower absent the Adviser's expense reimbursements.

Please remember that past performance (before and after taxes) is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table.

10

INVESTOR PROFILE

Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

•  have a longer investment time horizon

•  are willing to accept higher ongoing short-term risk in return for the potential of higher long-term returns

•  want to diversify your investments

•  are seeking mutual funds for the growth portion of an asset allocation program

or

•  are investing for retirement or other goals that are many years in the future

You may want to invest less of your assets in this Portfolio if you:

•  are investing with a shorter investment time horizon in mind

or

•  are uncomfortable with an investment whose value may vary substantially

VALUE GROWTH PORTFOLIO

INVESTMENT OBJECTIVE

What is this Portfolio's goal?

The Portfolio seeks long-term capital appreciation.

PRIMARY INVESTMENT STRATEGIES

How does this Portfolio pursue its objective?

The Portfolio pursues its investment objective by investing primarily (i.e., at least 65% of total assets) in equity securities of companies that the Adviser believes have a potential to earn a high return on capital and/or are undervalued by the market (i.e., "value stocks"). Equity securities include common stock, preferred stock and warrants or rights to acquire common stock. The Portfolio may invest in securities of companies in cyclical industries during periods when such securities appear to the Adviser to have strong potential for capital appreciation. It also may invest in "special situation" companies. Special situation companies are ones that, in the Adviser's opinion, have potential for significant future earnings growth but have not performed well in the recent past. These companies may include ones with management changes, corporate or asset restructuring, or significantly undervalued assets.

The Adviser's strategy with the Portfolio is based on a value-oriented analysis of equity securities. Such an analysis focuses upon evaluations of key financial ratios such as stock price-to-book value, stock price-to-earnings, stock price-to-cash flow and debt-to-total capital. The Adviser attempts to determine the fundamental value of an enterprise using the foregoing ratios and by evaluating the company's balance sheet (e.g., comparing the company's assets with the purchase price of similar recently acquired assets) as well as by using dividend discounting models. The Adviser's use of a value-oriented analysis may often result in the acquisition of equity securities of medium- and smaller-size companies or in securities of companies that are out of favor in the market.

PRINCIPAL RISKS

What are the main risks of investing in this Portfolio?

As with any mutual fund that invests in equity securities, this Portfolio is subject to market risk. Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio. Because the Portfolio invests primarily in value stocks, it is subject to the risk of value investing. Value stocks may never reach what the Adviser believes is their full market value and, even though they are undervalued, such stocks may decline further in value.

Further, while the Portfolio's investments in value stocks may limit the overall downside risk of the Portfolio over time, the Portfolio may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk. The equity securities in which the Portfolio invests include the equity securities of "special situation" companies. The Portfolio's investments in special situation companies bear the risk that the special situation will not develop as favorably as expected, or the situation may deteriorate. For example, a merger with favorable

11

implications may be blocked or a bankruptcy may not be as profitably resolved as had been expected. Investments in medium- and smaller-size companies are generally considered to offer greater opportunity for appreciation and to involve greater risk of depreciation than securities of larger-size companies. Because the securities of most medium- and smaller-size companies are not as broadly traded as those of larger-size companies, these securities are often subject to wider and more abrupt fluctuations in market price. In the past, there have been prolonged periods when these securities have substantially underperformed or outperformed the securities of larger-size companies. In addition, medium- and smaller-size companies generally have fewer assets available to cushion an unforeseen adverse occurrence. Therefore, such an occurrence may have a disproportionately negative impact on these companies.

These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail later in this Prospectus and in the SAI. Before you invest, please carefully read the sections on "Principal Risk Factors Associated with the Portfolios' Investments" and "Other Securities and Investment Strategies."

12

RISK/RETURN SUMMARY - VALUE GROWTH PORTFOLIO

The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance for each of the last ten years.

Best Quarter:	2	Q 2003	17.01%
Worst Quarter:	3	Q 1998	(22.13)%

  *The year-to-date return as of September 30, 2005 was 6.63%.

The following table compares the average annual total returns of the Value Growth Portfolio to those of the S&P 500 Index over the periods shown. The S&P 500 Index is a widely recognized, unmanaged market capitalization-weighted index of 500 widely held common stocks. The S&P 500 Index figures do not reflect any fees, expenses or taxes and one cannot invest directly in the Index.

The table also shows returns of the Portfolio on a before- and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Portfolio shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Average Annual Total Returns	One Year	Five Years	Life of Class (Inception 12/1/97)
(for periods ending December 31, 2004)
Value Growth Portfolio
Return Before Taxes	11.57%	10.32%	1.48%
Return After Taxes on Distributions	11.41%	9.87%	0.27%
Return After Taxes on Distributions and Sale of Portfolio Shares	7.72%	8.71%	0.60%
S&P 500 Index	10.84%	(2.30)%	12.05%

The performance data was calculated after deducting all fees and charges actually incurred by the Value Growth Portfolio.

Please remember that past performance (before and after taxes) is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table.

13

INVESTOR PROFILE

Who should consider investing in this Portfolio?

You may want to invest more of your assets in this Portfolio if you:

•  are looking for a stock fund that has both growth and income components

•  are looking for a more conservative alternative to a growth-oriented fund

•  need a core investment

•  seek above-average long-term total return

•  are investing for a higher return over a long time horizon

or

•  are retired or nearing retirement, if your investment in this Portfolio is held as part of a diversified investment portfolio

You may want to invest less of your assets in this Portfolio if you:

•  are investing with a shorter time horizon in mind

or

•  require a high degree of stability of your principal

BLUE CHIP PORTFOLIO

INVESTMENT OBJECTIVE

What is this Portfolio's goal?

The Portfolio seeks long-term growth of capital and income.

PRIMARY INVESTMENT STRATEGIES

How does this Portfolio pursue its objective?

Under normal circumstances, the Portfolio pursues its objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of well-capitalized, established companies that the Adviser considers to be "blue chip" companies. The Portfolio focuses on common stocks of approximately 50 large, well-known companies that the Adviser believes collectively comprise a representative cross-section of major industries. Companies of this type are commonly referred to as "blue chip." Blue chip companies are generally identified by their substantial capitalization, established history of earnings and superior management structure. The Adviser selects particular issuers on the basis of whether they, taken together, reasonably represent a cross-section of major industries, and not on the basis of any analysis of their economic or financial strength or the relative value of the securities. With respect to 25% of its total assets, the Portfolio may, from time to time, hold more than 5% of its assets in the stocks of one or more such companies.

PRINCIPAL RISKS

What are the main risks of investing in this Portfolio?

As with any mutual fund that invests in equity securities, the Portfolio is subject to market risk. The equity securities in which the Portfolio primarily invests are considered "growth stocks." Because of their perceived return potential, growth stocks are typically in demand and tend to carry relatively high prices. Growth stocks generally experience greater share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potential and broader economic activity. Because the Portfolio invests in larger, more established companies, the Portfolio may underperform in markets that do not favor growth stock funds. Like all mutual fund investments, loss of money upon redemption is a risk of investing in this Portfolio.

The Portfolio may also be subject to the risk that investment in a limited number of companies will expose the Portfolio, to a greater extent than if investments were spread across more companies, to losses arising from adverse developments affecting those companies.

These risks, and the risks associated with other higher-risk securities and practices that the Portfolio may utilize, are described in more detail later in this Prospectus and in the SAI. Before you invest, please carefully read the sections on "Principal Risk Factors Associated with the Portfolios' Investments" and "Other Securities and Investment Strategies".

14

RISK/RETURN SUMMARY - BLUE CHIP PORTFOLIO

The following bar chart provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance for each of the last ten years.

Best Quarter:	4	Q 1998	17.55%
Worst Quarter:	3	Q 2002	(17.14)%

*The year-to-date return as of September 30, 2005 was 1.03%.

The following table compares the average annual total returns of the Blue Chip Portfolio to those of the S&P 500 Index over the periods shown. The S&P 500 Index is a widely recognized, unmanaged market capitalization-weighted index of 500 widely held common stocks. The S&P 500 Index figures do not reflect any fees, expenses or taxes and one cannot invest directly in the Index.

The table also shows returns of the Portfolio on a before- and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Portfolio shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

Average Annual Total Returns	One Year	Five Years	Life of Class (Inception 12/1/97)
(for periods ending December 31, 2004)
Blue Chip Portfolio
Return Before Taxes	6.30%	(2.66)%	2.89%
Return After Taxes on Distributions	6.01%	(3.11)%	2.39%
Return After Taxes on Distributions and Sale of Portfolio Shares	4.48%	(2.44)%	2.25%
S&P 500 Index	10.84%	(2.30)%	12.05%

The performance data was calculated after deducting all fees and charges actually incurred by the Blue Chip Portfolio.

Please remember that past performance (before and after taxes) is no indicator or guarantee of the results that the Portfolio may achieve in the future. Future annual returns may be greater or less than the returns shown in the chart and table.

15

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

Shareholder Fees (fees paid directly from your investments)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)

Portfolio	Management Fees	12b-1 Fees	Other Expenses	Total Annual Fund Operating Expenses
Money Market	0.25%	None	0.81%	1.06%
High Grade Bond	0.40%	None	0.30%	0.70%
Strategic Yield	0.55%	None	0.31%	0.86%
Managed	0.60%	None	0.22%	0.82%
Value Growth	0.50%	None	0.21%	0.71%
Blue Chip	0.25%	None	0.19%	0.44%

Example

The following example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in each of the Portfolios for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% return each year and that the Portfolios' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio	1 Year	3 Years	5 Years	10 Years
Money Market	$108	$337	$585	$1,294
High Grade Bond	$72	$224	$390	$871
Strategic Yield	$88	$274	$477	$1,061
Managed	$84	$262	$455	$1,014
Value Growth	$73	$227	$395	$883
Blue Chip	$45	$141	$246	$555

16

INVESTMENT OBJECTIVES, PORTFOLIO STRATEGIES AND OVERALL RISKS

Each Portfolio has its own investment objectives, investment policies, restrictions and attendant risks. An investor should consider each Portfolio separately to determine if it is an appropriate investment. No one can assure that a Portfolio will achieve its investment objective(s), and you should not consider any one Portfolio alone to be a complete investment program. As with all mutual funds, there is a risk that you could lose money by investing in a Portfolio. The investment objective(s) of each Portfolio and those investment restrictions of a Portfolio that are designated as fundamental cannot be changed without approval of a majority of the outstanding shares of that Portfolio as defined in the SAI. However, each Portfolio's investment policies and the strategies by which it pursues its objective(s), and those investment restrictions not specifically designated as fundamental, are nonfundamental and may be changed by the Fund's Board of Directors without shareholder approval.

The Fund will provide shareholders of the High Grade Bond Portfolio and Blue Chip Portfolio with at least 60 days' prior notice of any change in such Portfolio's 80% investment policy.

Notwithstanding its investment objective(s), each Portfolio may from time to time, for temporary defensive purposes, invest all (15% for the Blue Chip Portfolio) of its assets in cash and/or money market instruments of the type in which the Money Market Portfolio invests. As a result of taking such a temporary defensive position, a Portfolio may not achieve its investment objective(s).

Money Market Portfolio

The Money Market Portfolio seeks maximum current income consistent with liquidity and stability of principal. The Portfolio intends to maintain a stable value of $1.00 per share.

The Portfolio invests exclusively in U.S. dollar-denominated money market securities maturing in 13 months or less from the date of purchase, including those issued by the U.S. Government and its agencies, instrumentalities and municipalities. The Adviser will invest at least 95% of the Portfolio's assets in money market instruments rated in the highest short-term category (or the unrated equivalent), and 100% of the Portfolio's assets in securities rated in the two highest short-term categories. The Adviser maintains a dollar-weighted average maturity for the Portfolio of 90 days or less.

The Money Market Portfolio is subject to little market or credit risk because it invests in high quality short-term investments that reflect current market interest rates. The Portfolio could experience a high level of current income volatility because the level of its current income directly reflects short-term interest rates.

High Grade Bond Portfolio

The High Grade Bond Portfolio seeks to generate as high a level of current income as is consistent with an investment in a diversified portfolio of high grade income-bearing debt securities.

To keep current income relatively stable and to limit share price volatility, under normal circumstances, the Adviser invests at least 80% of the Portfolio's net assets, plus the amount of any borrowings for investment purposes, in high grade fixed-income securities and typically maintains an average portfolio duration of two to seven years. The Portfolio may invest up to 20% of its total assets in unrated debt securities or debt securities rated lower than the three highest grades of S&P or Moody's; or in convertible or non-convertible preferred stocks rated within the three highest grades of S&P or Moody's. The Portfolio will not directly

17

purchase common stocks. However, it may retain up to 10% of the value of its assets in common stocks acquired either by conversion of debt securities or by the exercise of warrants attached to debt securities.

In determining whether to sell a security, the Adviser considers the relative value of the security as compared to the relative value of the securities available for purchase based on the Adviser's outlook for interest rates, interest rate volatility, the security's asset class, credit quality of the issuer, issuer specific risks and the economy in general.

The High Grade Bond Portfolio is subject to moderate levels of interest rate risk and relatively low levels of credit risk and current income volatility.

Strategic Yield Portfolio

The Strategic Yield Portfolio seeks as high a level of current income as is consistent with an investment in a diversified portfolio of lower-rated, higher-yielding income-bearing securities. The Portfolio also seeks capital appreciation, but only when consistent with its primary goal.

Under normal circumstances, the Portfolio's assets will be invested in fixed-income securities, including convertible and non-convertible debt securities and preferred stock. The remaining assets may be held in cash or investment-grade commercial paper, obligations of banks and savings institutions, U.S. Government securities, government agency securities and repurchase agreements. The Portfolio does not intend to invest in common stocks or other equity securities, but may acquire or hold such securities when acquired in unit offerings with fixed-income securities or in connection with an actual or proposed conversion or exchange of fixed-income securities.

The premise of the Strategic Yield Portfolio is that over long periods of time, a broadly diversified portfolio of lower-rated, higher-yielding debt securities should, net of capital losses, provide a higher net return than a similarly diversified portfolio of higher-rated, lower-yielding debt securities. The Adviser attempts to minimize the risks of higher-yielding debt securities by:

•  constructing a portfolio of such securities diversified by industry, geography, maturity, duration and credit quality;

•  performing credit analysis independent of rating agencies and attempting to acquire securities of issuers whose financial position is more sound than ratings would indicate; and

•  acquiring or disposing of particular securities to take advantage of anticipated changes and trends in the economy and financial markets.

The Adviser's judgment of the risk of any particular security is a function of its experience with higher-yielding debt securities, its evaluation of general economic and securities market conditions, and the financial position of a security's issuer. Under certain market conditions, the Adviser may sacrifice yield in order to adopt a defensive posture designed to preserve capital. A defensive posture could include, among other strategies, acquiring discount securities.

In determining whether to sell a security, the Adviser considers the relative value of the security as compared to the relative value of the securities available for purchase based on the Adviser's outlook for interest rates, interest rate volatility, the security's asset class, credit quality of the issuer, issuer specific risks and the economy in general.

The Strategic Yield Portfolio is subject to relatively high levels of credit risk, moderate levels of interest rate risk and relatively low levels of current income volatility.

18

Managed Portfolio

The Managed Portfolio seeks the highest level of total return through income and capital appreciation.

The Adviser uses a fully managed approach in selecting investments for the Portfolio. The Adviser may allocate the Portfolio's investments in any manner among the equity, debt and money market sectors. Therefore, at any given time, the Portfolio may be substantially invested in equity securities, debt securities or money market instruments. The Adviser generally selects the Portfolio's equity investments using the same approach as for the Value Growth Portfolio, but with a greater bias towards value stocks and a lesser bias towards growth stocks. The Adviser selects the Portfolio's debt securities and money market instruments using the same approach as for the High Grade Bond Portfolio and the Money Market Portfolio, respectively.

The Adviser considers selling a security when its valuation is above average compared to historic norms for the individual issuer or its industry group or when the Adviser believes the overall profitability outlook for the issuer has substantially diminished.

The Managed Portfolio is subject to moderate levels of market, financial, interest rate and credit risk, and relatively low levels of current income volatility, although current income could be higher if the Portfolio is heavily invested in short-term money market instruments.

Value Growth Portfolio

The Value Growth Portfolio seeks long-term capital appreciation.

The Adviser follows a value approach in investing the Portfolio's assets. The Adviser attempts to determine the fundamental value of a company by evaluating key financial ratios, analyzing the company's balance sheet as well as its general business outlook. Current market valuation is compared to historic measures for both the company and its industry group. Based on this analysis, the Adviser focuses the Portfolio's investments on the equity securities of companies the Adviser believes are undervalued by the market.

The Adviser considers selling a security when its valuation is above average compared to historic norms for the individual issuer or its industry group or when the Adviser believes the overall profitability outlook for the issuer has substantially diminished.

The Value Growth Portfolio is subject to moderate levels of both market and financial risk.

Blue Chip Portfolio

The Blue Chip Portfolio seeks long-term growth of capital and income.

Under normal circumstances, the Portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in securities of large, well-known companies the Adviser considers to be "blue chip" companies. The Adviser focuses the Portfolio's investments on the common stocks of approximately 50 large, well-known companies. The Adviser generally identifies blue chip companies by their substantial capitalization, established history of earnings and superior management structure. The Adviser selects the companies in which the Portfolio invests based upon whether, taken together, such companies reasonably represent a cross section of major industries.

The Adviser considers selling a security when its valuation is above average compared to historic norms for the individual issuer or its industry group or when the Adviser believes the overall profitability outlook for the issuer has substantially diminished.

The Blue Chip Portfolio is subject to moderate levels of both market and financial risk. The Portfolio is also subject to non-diversification risk.

19

PRINCIPAL RISK FACTORS

General Discussion of Risks

Equity Securities. To the extent that a Portfolio invests in equity securities, it is subject to market risk. In general, stock values fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions. Accordingly, the value of the equity securities that a Portfolio holds may decline over short or extended periods. The risk of such a decline is known as market risk. The U.S. equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Therefore, the value of an investment in those Portfolios that hold equity securities may increase or decrease. Equity securities are also subject to financial risk, which is the risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the security's value.

Income-Bearing Securities. To the extent that a Portfolio invests in income-bearing securities, it is subject to the risk of income volatility, market risk (interest rate risk), financial risk (credit risk) and, as to some Portfolio holdings, prepayment/extension risk. Income volatility refers to the degree and rapidity with which changes in overall market interest rates diminish the level of current income from a portfolio of income-bearing securities. In general, market risk is the risk that when prevailing interest rates decline, the market value of income-bearing securities (particularly fixed-income securities) tends to increase. Conversely, when interest rates increase, the market value of income-bearing securities (particularly fixed-income securities) tends to decline. Financial risk relates to the ability of an issuer of a debt security to pay principal and interest on such security on a timely basis and is the risk that the issuer could default on its obligations and a Portfolio will lose its investment. The credit risks of an income-bearing security may vary based on its priority for repayment. In addition, some subordinated securities such as trust preferred and capital securities notes permit the issuer to defer payments under certain circumstances. Prepayment risk and extension risk are normally present in adjustable rate mortgage loans, mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (prepayment risk) or lengthen (extension risk). In general, if interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment can be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment can be expected to decrease. In either case, a change in the prepayment rate can result in losses to investors.

20

Risk/Return Curve

The risk/return curve below demonstrates that for diversified portfolios of securities of various types, as short-term risk increases, the potential for long-term gains also increases. "Short-term risk" refers to the likely volatility of a portfolio's total return and its potential for gain or loss over a relatively short time period. "Long-term potential gains" means the expected average annual total return over a relatively long time period, such as 20 years.

This curve does not indicate future volatility or performance. It merely demonstrates the relationship between the ongoing short-term risk and the long-term potential for gain of each Portfolio relative to the other Portfolios and other types of investments.

Types of Investment Risk

Correlation Risk. The risk that changes in the value of a hedging instrument or hedging technique will not match those of the asset being hedged (hedging is the use of one investment to offset the possible adverse effects of another investment).

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation.

Currency Risk. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of an investment.

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Current Income Volatility. For income-bearing securities, the risk that the degree and rapidity with which changes in overall market interest rates diminish the level of current income.

Extension Risk. The risk that a rise in prevailing interest rates will extend the life of an outstanding mortgage-backed security by reducing the expected number of mortgage payments, typically reducing the security's value.

Financial Risk. For income-bearing securities, credit risk. For equity securities, the risk that the issuer's earning prospects and overall financial position will deteriorate causing a decline in the security's value.

Information Risk. The risk that key information about a security or market is inaccurate or unavailable.

Interest Rate Risk. The risk of declines in market value of an income-bearing investment due to changes in prevailing interest rates. With fixed-rate securities, a risk in interest rates typically causes a decline in market values, while a fall in interest rates typically causes an increase in market values.

Leverage Risk. The risks associated with securities or investment practices that enhance return (or loss) without increasing the amount of investment, such as buying securities on margin or using certain derivative contracts or derivative securities. A Portfolio's gain or loss on a leveraged position may be greater than the actual market gain or loss in the underlying security or instrument. A Portfolio may also incur additional costs in taking a leveraged position (such as interest on borrowing) that may not be incurred in taking a non-leveraged position.

Liquidity Risk. The risk that certain securities or other investments may be difficult or impossible to sell at the time the Portfolio would like to sell them or at the price the Portfolio values them.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, due to factors that have nothing to do with the issuer. This risk is common to all income-bearing securities and mutual funds that invest in them.

Natural Event Risk. The risk of losses attributable to natural disasters, crop failures and similar events.

Non-Diversification Risk. The risk that a concentration of assets in a limited number of companies will create a greater exposure to losses arising from adverse developments affecting those companies.

Opportunity Risk. The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Political Risk. The risk of losses directly attributable to government actions or political events of any sort.

Prepayment Risk. The risk that a decline in prevailing interest rates will shorten the life of an outstanding mortgage-backed security by increasing the expected number of mortgage prepayments, thereby reducing the security's return.

Valuation Risk. The risk that the market value of an investment falls substantially below the Portfolio's valuation of the investment.

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OTHER SECURITIES AND INVESTMENT STRATEGIES

The following table summarizes the other securities and investment strategies that certain of the Portfolios may employ. This table is supplemented by the narrative discussion that follows in this Prospectus and by the information included in the SAI under the heading "Investment Objectives, Policies and Techniques."

Security or Practice	Description	Related Risks
American Depository Receipts (ADRs)	ADRs are receipts typically issued by a U.S. financial institution which evidence ownership of underlying securities of foreign corporate issuers. Generally, ADRs are in registered form and are designed for trading in U.S. markets.	Market, currency, information, natural event and political risks (i.e., the risks of foreign securities).

Asset-Backed Securities	Securities that represent a participation in, or are secured by and payable from a stream of payments generated by particular assets.	Credit, extension, prepayment and interest rate risks.

Capital Securities	Securities issued by trusts or other special purpose entities created to invest in junior subordinated debt securities. Junior subordinated debt ranks before equity securities, but after more senior debt in the event of the issuer's liquidation, and usually pays a fixed rate of interest.	Credit, liquidity and interest rate risks.

Foreign Securities	Securities of companies organized outside of the United States that are traded on U.S. exchanges and payable or denominated in U.S. dollars.	Market, currency information, natural event, and political risks.

Illiquid Securities	Any investment that may be difficult or impossible to sell at the time the Portfolio would like to sell it for the price at which the Portfolio values it.	Liquidity, valuation and market risks.

Mortgage-Backed Securities	Securities backed by pools of mortgages, including pass-through certificates, planned amortization classes (PACs), targeted amortization classes (TACs), collateralized mortgage obligations (CMOs), and, when available, pools of mortgage loans generated by credit unions.	Credit, extension, prepayment and interest rate risks.

Non-Investment Grade Securities	Investing in debt securities rated below BBB/Baa by S&P/Moody's (i.e., "junk" bonds).	Credit, market, interest rate, liquidity, valuation and information risks.

Repurchase Agreements	The purchase of a security that the issuer agrees to buy back later at the same price plus interest.	Credit risk.

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Security or Practice	Description	Related Risks
Restricted Securities	Securities originally issued in a private placement rather than a public offering. These securities often cannot be freely traded on the open market.	Liquidity, valuation and market risks.

Reverse Repurchase Agreements	The lending of short-term debt securities; often used to facilitate borrowing.	Leverage and credit risks.

Securities Lending	The lending of securities to financial institutions,which provide cash or government securities as collateral.	Delay in, or failure to return, lent securities, opportunity risk.

Shares of Other Investment Companies	The purchase of shares issued by other investment companies. These investments are subject to the fees and expenses of both the Portfolio and the other investment company.	Market risk and the layering of fees and expenses.

Short-Term Trading	Selling a security soon after purchase or purchasing it soon after it was sold (a Portfolio engaging in short-term trading will have higher turnover and transaction expenses).	Market risk.

Smaller Capitalization Companies	The purchase of securities issued by a company with a market capitalization (i.e., the price per share of its common stock multiplied by the number of shares of common stock outstanding) of less than $1 billion at the time of the Fund's investment.	Market risk.

When-Issued and Delayed Delivery Securities	The purchase or sale of securities for delivery at a future date; market value may change before delivery.	Market, opportunity and leverage risks.

Writing Covered Call Option Contracts on Securities	A call option is the right to purchase a security for an agreed-upon price at any time prior to an expiration date. By writing (selling) a call option, a Portfolio gives this right to a buyer for a fee. A "covered" call option contract is one where the Portfolio owns the security subject to the option for as long as the option remains outstanding.	Market, correlation, liquidity and opportunity risks.

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Foreign Securities

The Value Growth Portfolio and Managed Portfolio each may invest up to 25% of its net assets in equity and debt securities of foreign issuers, and the High Grade Bond Portfolio and Strategic Yield Portfolio each may invest up to 25% of its net assets in debt securities of foreign issuers, to the extent the purchase of such foreign securities is otherwise consistent with the Portfolio's investment objectives. Investments are made only in securities of foreign issuers (i.e., companies organized outside the United States) that are traded on U.S. exchanges and payable or denominated in U.S. dollars.

Investments in securities of foreign issuers (including ADRs) may offer potential benefits not available from investments solely in securities of domestic issuers. Investing in securities of foreign issuers involves significant risks that are not typically associated with investing in domestic securities. The risks of foreign securities investments (including ADRs) include market, currency, information, natural event and political risks.

Lower-Rated Debt Securities

The Strategic Yield Portfolio normally invests primarily in income-bearing securities offering high current income. Additionally, the High Grade Bond Portfolio may invest a portion of its assets in such securities. Such high yielding income-bearing securities often do not meet the High Grade or Investment Grade quality level. Securities falling short of Investment Grade are commonly known as "junk bonds." These lower-rated securities are, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with their terms and generally entail more credit risk than higher-rated securities. The market values of such securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities and are subject to market risk. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, regarding lower-rated securities may depress prices and diminish liquidity for such securities. Factors adversely affecting the market value of lower-rated securities adversely affect a Portfolio's net asset value. In addition, a Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its income-bearing securities. Although some risk is inherent in all securities, holders of income-bearing debt securities have a claim on the assets of the issuer prior to the holders of common stock. Therefore, an investment in such securities generally entails less financial risk than an investment in equity securities of the same issuer.

Lower-rated securities may be issued by corporations in the early stages of their development. They may also be issued in connection with a corporate reorganization or as part of a corporate takeover. Companies that issue such high-yielding lower-rated securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment grade securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-rated securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated income bearing securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. Lower-rated securities are also subject to interest rate risk and information risk.

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Lower-rated income bearing securities frequently have call or buy-back features that would permit an issuer to call or repurchase the security from the Portfolio. If a call were exercised by the issuer during a period of declining interest rates, a Portfolio would likely have to replace such called security with a lower-yielding security, thus decreasing the net investment income to the Portfolio. The premature disposition of a lower-rated high-yielding security because of a call or buy-back feature, the deterioration of the issuer's creditworthiness or a default may also make it more difficult for a Portfolio to time its receipt of income, which may have tax implications.

A Portfolio may have difficulty disposing of certain lower-rated securities for which there is a thin trading market. Because not all dealers maintain markets in all lower-rated securities, there is no established retail secondary market for many of these securities, and the Adviser anticipates that they could be sold only to a limited number of dealers or institutional investors. To the extent there is a secondary trading market for lower-rated securities, it is generally not so liquid as that for Investment Grade securities. The lack of a liquid secondary market may have an adverse impact on market value of such securities and a Portfolio's ability to dispose of them when necessary to meet the Portfolio's liquidity needs, or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities may also make it more difficult for the Adviser to obtain accurate market quotations for purposes of valuing a Portfolio's assets. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

It is likely that a major economic recession could severely affect the market for and the values of lower-rated securities, as well as the ability of the issuers of such securities to repay principal and pay interest thereon.

A Portfolio may acquire lower-rated securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. As such, lower-rated securities may be subject to liquidity and valuation risks. The SAI contains more information about the risks of restricted securities. A Portfolio may acquire lower-rated securities during an initial offering. Such securities involve special risks because they are new issues.

Additional information regarding the rating categories for income-bearing debt securities appears in the appendices of the SAI.

When-Issued and Delayed Delivery Transactions

Any of the Portfolios may purchase newly-issued securities on a "when-issued" basis and may purchase or sell securities on a "delayed delivery" basis. When-issued or delayed delivery transactions involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery to take place at a future date. These transactions allow the Portfolio to lock in an attractive purchase price or yield on a security the Portfolio intends to purchase or an attractive sale price on a security the Portfolio intends to sell. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase or sale and settlement, no payment is made or received by a Portfolio and, for delayed delivery purchases, no interest accrues to the Portfolio. A Portfolio will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but each Portfolio reserves the right to sell such securities before the settlement date if this is deemed advisable.

At the time a Portfolio makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will segregate liquid securities at least equal in value to the commitment on the Fund's accounting records, record the transaction and reflect the amount due and the market value of the security in

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determining its net asset value. Likewise, at the time a Portfolio makes the commitment to sell a security on a delayed delivery basis, it will segregate the security on the Fund's accounting records, record the transaction and include the proceeds to be received in determining its net asset value. Accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are not reflected in the net asset value so long as the commitment remains in effect.

When issued and delayed delivery transactions may subject the Portfolios to market, opportunity and leverage risks.

Mortgage-Backed Securities

The High Grade Bond, Strategic Yield, and Managed Portfolios each may invest in mortgage-backed securities. Mortgage-backed securities are securities representing interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the Portfolio. Unscheduled prepayments of principal shorten the securities' weighted average life and may lower total return. The value of these securities may also change because of changes in the market's perception of the creditworthiness of the federal agency that issued them. Some mortgage-backed securities, such as GNMA certificates, are backed by the full faith and credit of the U.S. Treasury, while others, such as Freddie Mac certificates, are not.

The High Grade Bond, Strategic Yield, and Managed Portfolios each may also purchase or sell collateralized mortgage obligations ("CMOs"), which are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Depending on the type of CMOs in which the Portfolio invests, the Portfolio's investment may be subject to a greater or lesser risk of prepayment (see below) than other types of mortgage-related securities.

Such securities are subject to credit, extension, prepayment and interest rate risks.

Asset-Backed Securities

The High Grade Bond, Strategic Yield, and Managed Portfolios each may invest in various asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another such as motor vehicle receivables, credit card receivables, conditional sales contracts, equipment lease certificates and equipment trust certificates. The Adviser expects that other types of asset-backed securities will be offered to investors in the future.

Such securities are subject to credit, extension, prepayment and interest rate risks.

Covered Call Options

Each Portfolio (other than the Money Market Portfolio) may write (sell) covered call options on Portfolio securities representing up to 100% of its net assets in an attempt to enhance investment performance or to reduce the risks associated with investments. A call option gives the purchaser the right to buy, and the writer the obligation to sell, an underlying security at a particular exercise price during the option period. A Portfolio will write call options only on a covered basis, which means that the Portfolio will own the underlying security subject to the call option at all times during the option period. Options written by a

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Portfolio will normally have expiration dates between three and nine months from the date written. Such options and the securities underlying the options will both be listed on national securities exchanges, except that certain transactions in debt securities and related options need not be so listed.

The advantage to a Portfolio of writing covered call options is that the Portfolio receives a premium that constitutes additional income, which serves both to enhance investment performance and to offset in whole or in part any decline in value of the underlying security. However, the disadvantage is that during the option period the Portfolio would give up the potential for capital appreciation above the exercise price if the underlying security were to rise in value; and that, unless a closing purchase transaction is effected, the Portfolio will be required to continue to hold the underlying security for the entire option period, and would bear the risk of loss if the price of the security were to decline. In addition, such transactions may subject the Portfolios to market, correlation, liquidity and opportunity risks.

Capital Securities

Each Portfolio (other than the Money Market and Blue Chip Portfolios) may invest in capital (trust-preferred) securities. Capital securities are issued by trusts or other special purpose entities created to invest in (or pool) junior subordinated debentures. Capital securities pay interest on a fixed schedule (although issuers often may defer interest payments for up to five years) and have a maturity date. Capital securities have no voting rights and have a preference over common and preferred stock, but stand behind senior debt securities in the event of the issuer's liquidation. The trust or other special purpose entity may terminate and distribute the debentures to holders of the capital securities. Generally, capital securities exhibit characteristics, and entail associated risks, of both debt securities and preferred stock. For purposes of investment limits applicable to a Portfolio, the Fund treats capital securities as debt. For tax purposes, the Internal Revenue Service currently treats them as debt securities as well. In the past, legislation has been proposed that would have changed the tax treatment of capital securities and if this treatment changes in the future, the Adviser would reconsider the appropriateness of continued investment in them.

Securities Lending

Each Portfolio may from time to time lend securities (but not in excess of 20% of its net assets) from its Portfolio to brokers, dealers and financial institutions, provided that certain conditions are met. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. In addition, if the Portfolio is not able to get the securities it lends back from the borrower on a timely basis, the Portfolio may be exposed to a loss of investment opportunities (i.e., opportunity risk).

Short-Term Trading

Each Portfolio may sell securities on a short-term basis to take advantage of market opportunities, to meet anticipated redemption requests or for other similar purposes.

It is the Money Market Portfolio's intention, generally, to hold securities to maturity. Nevertheless, the Portfolio may sell portfolio securities prior to maturity to realize gains or losses to shorten the Portfolio's average maturity and may reduce or withhold dividends if it deems such actions appropriate to maintain a stable net asset value. In addition, the Portfolio may attempt, from time to time to increase its yield by trading to take advantage of variations in the markets for short-term money market instruments.

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HOW TO BUY SHARES

Shares of the Fund's Portfolios are offered and sold on a continuous basis. The offering price per share will be set at the net asset value ("NAV") next determined (generally 3:00 p.m. Central time) after a purchase order and payment is received in proper form as described below. The Fund is open for business on each day the New York Stock Exchange ("NYSE") is open for trading. The Fund reserves the right to reject any purchase order and to change the minimum purchase requirements at any time.

Class I shares are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) the following investment advisory clients of EquiTrust: (1) affiliated and unaffiliated benefit plans, such as qualified retirement plans, and (2) affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, Inc., its affiliates, and affiliated state Farm Bureau Federations; (d) directors and trustees of the EquiTrust Mutual Funds; and (e) such other types of accounts as EquiTrust Marketing Services, LLC, the Fund's distributor, deems appropriate. Class I shares currently are available for purchase only from EquiTrust.

Initial Purchase

The minimum initial purchase for each Portfolio account is $250 (which is waived for retirement accounts), except as subject to Automatic Investment Plan limitations and accounts opened under bona fide payroll deduction plans. There is no initial sales charge. An Application is included in the back of this Prospectus.

Complete the Application and mail it with your check payable to the appropriate Portfolio of the Fund to: EquiTrust Series Fund, Inc., 5400 University Avenue, West Des Moines, Iowa 50266-5997.

Subsequent Purchases

Send the Fund a check (no minimum) payable to the appropriate Portfolio of the Fund accompanied by a letter indicating the dollar value of the shares to be purchased and identifying the Portfolio, the account number and registered owner(s).

Purchases by Wire

Purchases may be made in the Fund by wire transfer. Simply instruct your bank to "wire transfer" funds to JP Morgan Chase Bank, N.A., ABA #021000021, to the respective Portfolio(s) below, for further credit to your Account registration and Account number(s).

Finally, if you are making an initial purchase, complete an Application and mail it to the Fund at the address listed above under "Initial Purchase."

ABA Account #	Portfolio
G10544	Value Growth
G10545	High Grade Bond
G10546	Strategic Yield
G10547	Managed
G10548	Money Market
G10549	Blue Chip

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HOW TO REDEEM SHARES

Upon receipt of an executed redemption request in proper form, as described below, the Fund will redeem shares in your Portfolio account at the next determined NAV. Requests received in proper form prior to the close of regular trading on the NYSE (generally 3:00 p.m. Central time) will be effected that business day. Requests received after that time will be effected the next business day. The Fund intends to pay redemption proceeds within one business day after receipt of an executed redemption request in proper form. However, if you sell shares which were recently purchased with a check, the Fund may delay sending you redemption proceeds until the check has cleared, which may take up to 15 days.

You can request redemption of either a number or dollar value of shares of a specified Portfolio account by writing to the Fund, 5400 University Avenue, West Des Moines, Iowa 50266-5997. The letter must be signed exactly as the account is registered and must be accompanied by such other documentation of authority as the Fund deems necessary in the case of estates, trusts, guardianships, corporations, unincorporated associations and pension and profit sharing plans. On a jointly owned account, all owners must sign. For redemptions greater than $50,000, or for redemptions in any amount being directed to a destination other than the address of record, signatures of account owners must be guaranteed. The following institutions may provide signature guarantees: participating commercial banks, trust companies, savings and loan associations, credit unions, brokers, dealers, and members of a national securities exchange or association. Signatures may not be guaranteed by a notary public.

Expedited Redemption Procedures

You may redeem shares of any Portfolio account by telephone. The proceeds of shares redeemed will be sent by Federal wire transfer to a single designated account maintained by you at a domestic commercial bank that is a member of the Federal Reserve System or by check to your address of record. To effect a redemption, you should call the Fund at the appropriate number shown on the cover of the Prospectus between the hours of 8:00 a.m. and 4:30 p.m. (Central time) on any day when the Fund is open for business. Requests received by the Fund prior to the earlier of the close of regular trading on the NYSE or 3:00 p.m. (Central time) will result in shares being redeemed that day at the next determined NAV, and the proceeds will normally be sent to the designated bank account or your address of record the following business day. The minimum amount that may be wired is $1,000, and the minimum that may be sent by check is the lesser of $100 or the account balance. The Fund reserves the right to change these minimums or to terminate the wire redemption privilege.

If you wish to use this method of redemption, you must complete the appropriate application and it must be on file with the Fund. All applications for telephone redemption service must have signatures of shareholders guaranteed and must include such other documentation of authority as the Fund deems necessary in the case of estates, trusts, guardianships, corporations, unincorporated associations and pension and profit sharing plans. Once the completed form is on file, the Fund will honor redemption requests from any person by telephone (using the telephone numbers listed on the cover page). The Fund is not responsible for the efficiency of the federal wire system or your bank. To change the name of the single designated bank account to receive wire redemption proceeds, you must send a written request with signatures guaranteed to the Fund. Although the Fund does not currently charge for wiring funds, you will be responsible for any wire fees charged by the receiving bank. This privilege will be inactive for a shareholder for ten business days following a change of address. This procedure is not available for retirement accounts or shares for which certificates have been issued.

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You may not use expedited redemption procedures until the shares being redeemed have been on the Fund's books for at least four business days. There is no such delay in redeeming shares that were purchased by wiring federal funds.

The Adviser employs procedures designed to confirm that instructions communicated by telephone are genuine to prevent unauthorized or fraudulent instructions, including requiring certain identifying information prior to acting upon instructions, recording all telephone instructions and sending written confirmations of instructions. Accordingly, neither the Adviser nor the Fund would be liable for any losses from unauthorized or fraudulent instructions.

Involuntary Redemptions

Due to the high cost of maintaining small accounts, the Fund reserves the right to redeem a Portfolio account that falls below $250 as a result of redemptions. Before the Fund effects such an involuntary redemption, you will be notified in writing and will be allowed 60 days to make additional purchases to bring the account up to the Portfolio's $250 minimum investment requirement. Any such involuntary redemption will not be subject to a contingent deferred sales charge.

Redemptions in Kind

If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by the distribution in-kind of securities held by the applicable Portfolio in lieu of cash. Investors may incur brokerage charges on the sale of securities so received in payment of redemption. A redemption paid in-kind is treated as a sale for federal income tax purposes even though the shareholder may have received no cash.

OTHER SHAREHOLDER SERVICES

The Fund offers a number of shareholder services designed to facilitate the purchase and redemption of shares of its Portfolios. Full details of these services and copies of the various plans described below can be obtained from the Fund.

Periodic Withdrawal Plan

If you own $5,000 or more of a Portfolio's shares in a single account, you may establish a Periodic Withdrawal Plan to provide for regular monthly, quarterly or annual payments of a fixed dollar amount or fixed percentage of the account balance (with a minimum $100 annual payment and a maximum annual withdrawable amount of 10% of your declining account balance) to be sent to you or a designated payee. (Account balance and withdrawal limitations may be waived if the plan is established using life expectancy factors to calculate a required minimum distribution.) Shares of a Portfolio held in your account having an NAV of the amount of the requested payment will be redeemed on the 23rd day of the applicable month (or the preceding business day if the 23rd falls on a weekend or holiday) and a check will be mailed to you within seven days thereafter. Depending upon the size of the payments requested and fluctuations in the NAV of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. The Fund reserves the right to amend the periodic withdrawal program on 30 days' notice. The program may be terminated at any time by you or the Fund.

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Automatic Investment Plan

You may elect to participate in the Fund's Automatic Investment Plan. This plan enables you to automatically purchase shares of the Fund on a monthly basis. A minimum initial investment of $50 per Portfolio account is required to establish an automatic investment plan. Minimum monthly investments of $25 per Portfolio account are necessary to maintain the plan. The Fund will debit your financial institution account and subsequently purchase shares of the Fund having an NAV of the amount of the requested deposit on or around the 16th day of the month. If you are interested in this plan, you must complete an automatic investment form available from the Fund. If you elect to participate in the Automatic Investment Plan, and all shares of an account with that option are exchanged for shares of another Portfolio account, the Automatic Investment Plan will continue under the account(s) with which the shares were exchanged, until such time as the Fund is notified in writing to discontinue the Plan.

Exchange Privilege

You may exchange all or some shares of a Portfolio for Class I shares of any other Portfolio in the Fund on the basis of each Portfolio's relative NAV per share next determined following receipt of an exchange request in proper form, provided your accounts have "like" registrations and the Portfolio's shares are eligible for sale in your state of residence. There is no minimum amount required to exercise the exchange privilege between Portfolios, except that shareholders wishing to open an account in a new Portfolio must meet the minimum purchase requirements described under "How to Buy Shares." If the exchange involves the establishment of a new account, an application for that account must be completed and mailed to the Fund. Exercise of the exchange privilege is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a capital gain or loss. You are automatically provided the exchange privilege upon establishment of an account with the Fund. If you are not interested in the exchange privilege you must check the appropriate box on the Application.

The exchange privilege may be provided after an account has been established by completing an exchange form (obtainable from the Fund). Once the privilege has been afforded you, exchanges may be authorized by telephone from any person by calling one of the numbers shown on the front cover of this Prospectus, from 8:00 a.m. to 4:30 p.m. (Central time) on any day that the Fund is open for business or by writing the Fund at 5400 University Avenue, West Des Moines, Iowa 50266-5997. Telephone exchange requests received prior to the close of regular trading on the NYSE (usually 3:00 p.m. Central time) will be effected at that day's relative NAV.

Shares of EquiTrust Money Market Fund, Inc. may be exchanged for shares of any Portfolio of the Fund provided that an exchange application is on file with EquiTrust Money Market Fund, Inc.

The exchange privilege may be modified or terminated by the Fund at any time.

Facsimile Requests

Facsimile requests (faxes) will be accepted for redemption of shares and for changes to shareholder account information. Faxes must contain the appropriate signature(s), signature guarantee(s) and necessary accompanying documents. The transmission should also include account number(s) and a return fax number and telephone number. The Application for Shares, Application for Expedited Redemption and any change or redemption that requires the submission of a certified document must be delivered in original form. Fax requests will be accepted at 515-226-6209.

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Retirement and Education Plans

Eligible shareholders of the Fund may participate in a variety of qualified retirement plans which are available through the Adviser. Some of the plans currently offered are: Individual Retirement Accounts (IRAs), Roth IRAs, Coverdell Education Savings Plans, Simplified Employee Pension Plans (SEPs), Savings Incentive Match Plans for Employees (SIMPLEs), Tax-Sheltered 403(b) Plans, Qualified Pension and Profit Sharing Plans (Keogh Plans) and Public Employer Deferred Compensation Plans. The initial investment to establish any such plan, and subsequent investments, may be in any amount (subject to Automatic Investment Plan limitations). State Street Bank and Trust Company, a Massachusetts trust company ("State Street"), serves as custodian and provides the required services for IRAs, Roth IRAs, Coverdell Education Savings Plans, SEPs, SIMPLEs and Qualified Pension and Profit Sharing Plans. An annual custodial fee of $20 per Social Security number (rather than per account) will be collected by liquidating shares, or fractions thereof, from each participant. Information with respect to these plans is available upon request from the Fund.

Trustees of qualified retirement plans and 403(b)(7) custodial accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." However, the 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution which is transferred directly to another qualified retirement plan, 403(b)(7) account or IRA (i.e., a "trustee-to-trustee" transfer). You should consult your tax adviser regarding this 20% withholding requirement.

PORTFOLIO MANAGEMENT

EquiTrust Investment Management Services, Inc., 5400 University Avenue, West Des Moines, Iowa 50266, serves as the Fund's investment adviser and manager pursuant to an Investment Advisory and Management Services Agreement. This relationship has existed since the Fund commenced operations in 1971.

The Adviser is an indirect subsidiary of FBL Financial Group, Inc., an Iowa corporation. The following individuals are officers and/or directors of the Adviser and are officers and/or directors of the Fund: Dennis M. Marker, Stephen M. Morain, James W. Noyce, William J. Oddy, John M. Paule, JoAnn Rumelhart, Lou Ann Sandburg, Kristi Rojohn, Robert Ruisch, Karen Garza, Rebecca L. Howe, Jennifer Morgan and Jodi Winslow. The Adviser also acts as the investment adviser to individuals, institutions and two other investment companies: EquiTrust Money Market Fund, Inc. and EquiTrust Variable Insurance Series Fund. Personnel of the Adviser also manage investments for the portfolios of insurance companies.

The Adviser handles the investment and reinvestment of the Fund's assets, and is responsible for the overall management of the Fund's business affairs, subject to the review of the Board of Directors.

Charles T. Happel and Robert J. Rummelhart serve as managers for various portfolios of the Fund. Mr. Happel, Securities Vice President, joined EquiTrust in 1987 and has served as a Portfolio Manager since 1994. Mr. Happel is primarily responsible for the management of the Value Growth, Managed and Blue Chip Portfolios. Mr. Happel assumed responsibility for these Portfolios on March 1, 2000. He received his undergraduate degree from the University of Northern Iowa and his MBA degree from Drake University and is a Chartered Financial Analyst.

Mr. Rummelhart, Investment Vice President, is primarily responsible for the management of the High Grade Bond and Strategic Yield Portfolios. Mr. Rummelhart has managed these Portfolios since their inception in 1987. He received his BA and MBA degrees from the University of Iowa and is a Chartered Financial Analyst.

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The SAI contains additional information about the managers' compensation, other accounts they oversee and their ownership of shares in the Portfolios.

As compensation for the advisory and management services provided by the Adviser, the Fund has agreed to pay the Adviser an annual management fee, accrued daily and payable monthly, based on the average daily net assets of each Portfolio as follows: .50% of the average daily net assets of the Value Growth Portfolio, .40% of the average daily net assets of the High Grade Bond Portfolio, .55% of the average daily net assets of the Strategic Yield Portfolio, .60% of the average daily net assets of the Managed Portfolio and .25% of the average daily net assets of the Money Market and Blue Chip Portfolios.

The Adviser, at its expense, furnishes the Fund with office space and facilities, equipment, advisory services, research and statistical facilities, and clerical services and personnel to administer the business affairs of the Fund. The Fund pays its other expenses which include, but are not limited to, the following: net asset value calculations; interest on Fund obligations; miscellaneous reports; membership dues; reports and notices to shareholders; all expenses of registration of its shares under federal and state securities laws; investor services (including allocable telephone and personnel expenses); all taxes and fees payable to federal, state or other governmental authorities; fees of Directors who are not affiliated with the Adviser; fees and expenses of independent registered public accounting firm, legal counsel, custodian, and transfer and dividend disbursing agents; and other general expenses.

The Adviser has agreed to reimburse any Portfolio to the extent that the annual operating expenses (including the investment advisory fee but excluding brokerage, interest, taxes and extraordinary expenses) of that Portfolio exceed 1.50% of the average daily net assets of that Portfolio for any fiscal year of the Portfolio. However, the amount reimbursed shall not exceed the amount of the advisory fee paid by the Portfolio for such period. This reimbursement obligation will remain in effect for as long as the Investment Advisory and Management Services Agreement remains in effect and cannot be changed without shareholder approval.

A discussion regarding the Board of Directors' basis for approving the Investment Advisory and Management Services Agreement is included in the SAI and will be available in the Fund's semi-annual report to shareholders for the six months ending January 31, 2006.

OTHER INFORMATION

Distributor

EquiTrust Marketing Services, LLC (the "Distributor"), an affiliate of the Adviser, serves as principal underwriter and a distributor of the Fund's shares.

Net Asset Value

The NAV per share of each Portfolio is determined as of the earlier of 3:00 p.m. (Central time) or the close of regular trading on the NYSE, on each day that (i) the NYSE is open for business and (ii) an order for purchase or redemption of shares of the Portfolio is received. The NAV per share of each Portfolio is computed by dividing the total value of the Portfolio's securities and other assets, less liabilities, by the total number of outstanding shares of such Portfolio.

The Fund reserves the right to calculate or estimate the NAV of a Portfolio more frequently than once daily if it is deemed desirable. If the Fund offices should be closed because of a weather-related or comparable type of emergency and the Fund is unable to segregate orders and redemption requests received on that day, the Fund will price those orders and redemptions at the NAV next determined for each Portfolio.

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Money Market Portfolio. The Money Market Portfolio's securities are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity. For further discussion of the manner in which such values are determined, see the SAI under the heading "Net Asset Value."

Other Portfolios. Portfolio securities that are traded on a national exchange are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing-bid and asked prices. If the mean is not available, exchange-traded securities are valued using the prior day's closing price. Securities, other than money market instruments, traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on a national exchange are valued according to the broadest and most representative market: it is expected that for debt securities this ordinarily will be the over-the-counter market.

In certain cases, events that occur after certain markets have closed may render prices unreliable. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. When a portfolio manager believes a market price does not reflect a security's true value, the Portfolio may substitute a fair value estimate through procedures established by, or under the direction of, the Board of Directors. These procedures may also be used to value securities that do not have a readily available current market value. Using fair value methods to price securities may result in a value that is different from the prices used by other mutual funds to calculate their NAVs. Each Portfolio, except the Money Market Portfolio, is subject to the risk that it has valued certain securities at a higher price than it can sell them.

Money market instruments are valued at market value, except that debt instruments maturing in 60 days or less are valued using the amortized cost method of valuation described above with respect to the Money Market Portfolio.

Privacy Notice

The Fund and its affiliates, such as FBL Financial Group, Inc. and Farm Bureau Life Insurance Company ("we," "us" or "our"), have a strong tradition of protecting the confidentiality of our customers' personal information and are highly aware of the importance of properly maintaining this information. This notice explains our information practices and is required of financial institutions such as ours by state and federal law.

Information We Collect. In order to help us serve your financial needs and in order to comply with legal and regulatory requirements, we collect certain information about you. This information varies depending on the products or services you request from a particular entity, but may include:

•  Information we receive from you on your application or other forms (such as name, address, social security number and financial and health information);

•  Information you authorize us to collect (such as health information for underwriting purposes) or information we are authorized or required by law to collect (such as medical records in a workers compensation case);

•  Information about your transactions with us, our affiliates, or others (including payment history or account balances);

•  Information we receive from a consumer reporting agency (such as credit relationships and history); and

•  Information we receive from public records (such as your driving record).

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Information we obtain from a report prepared by an insurance-support organization may be retained by the insurance-support organization and disclosed to other persons.

To the extent provided by law, you have the right to access and correct the information we have collected about you. You are also entitled to certain information regarding disclosures of medical information we may have made. To exercise these rights, you should provide a written request to the address below.

The Security of Your Information. We have internal procedures regarding access to customer information. The individuals who have access to this information are required to protect it and keep it confidential. In addition, we maintain physical, electronic, and procedural safeguards that comply with state and federal regulations to guard your personal information.

Information We Share. We may share the previously described information with our affiliates in order to provide necessary services for your products or account. We may also share information with our affiliates about your account history or experiences with us, although this information is not used by our affiliates for marketing purposes.

In addition, we may share some of the information we obtain about you with certain business partners in order to conduct company business. In sharing this information, we comply with all federal and state regulations, and limit the information to that which is necessary to accomplish the purposes for which the information is shared. Examples of this type of sharing would be:

•  Sharing information with companies that perform services for us such as printing companies or mailing services, who are limited in their ability to further disclose this information.

•  Sharing information with companies with whom we have a joint marketing agreement. A joint marketing agreement is one where another financial institution offers a product or service jointly with us. These institutions must limit their use of information shared to the purpose for which it was shared.

We may also disclose information to non-affiliated third parties as permitted or required by law. For example, we may share information in response to a subpoena, to prevent fraud, or in order to process a transaction you request or authorize.

We do not share medical information, information from a consumer reporting agency or motor vehicle reports for marketing purposes. We do not disclose information about former customers with non-affiliated third parties except in accordance with this Privacy Notice.

A list of affiliated companies subject to this Privacy Notice can be obtained from the Fund. Inquiries regarding this Privacy Notice should be sent to Farm Bureau Financial Services, Customer Privacy, 5400 University Avenue, West Des Moines, Iowa 50266.

Householding

In order to reduce expenses and the amount of mail that you receive, we have initiated "householding" of our fund reports (annual and semi-annual reports, disclosure documents, prospectuses, proxies, etc.). This means that rather than send one report to each accountholder in your household, we will deliver a single report or document to your household. If you do not wish the mailing of these documents to be combined with those for other members of your household, please call our toll free number, 1-877-860-2904, Monday through Friday between 8 a.m. and 4:30 p.m. We will begin sending individual documents to you within 30 days after receiving notice from you.

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Investor Education and Protection

Under the Public Disclosure Program, the NASD provides certain information regarding the disciplinary history of NASD member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. The NASD's toll-free Public Disclosure Program Hotline telephone number is 1-800-289-9999 and their Web site address is www.nasd.com. An investor brochure that includes information describing the Public Disclosure Program is available from the NASD.

Anti-Money Laundering Program

The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to report certain customer activity to the federal government and/or "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency. The Fund may also be required to reject a purchase payment, block a shareholder's account and consequently refuse to implement requests for transfers and withdrawals.

Federal law requires the Fund to obtain, verify and record identifying information, which may include the name, street address, taxpayer identification number or other identifying information for shareholders who open an account with the Fund. The Fund may also ask to see a shareholder's driver's license or other identifying documents. Applications without this information may not be accepted and orders may not be processed. The Fund reserves the right to place limits on transactions in any account until the identity of the shareholder is verified; to refuse an investment in the Fund or involuntarily redeem a shareholder's shares and close an account in the event that a shareholder's identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Fund and its agents will not be responsible for any loss resulting from the shareholder's delay in providing all required identifying information or from closing an account and redeeming a shareholder's shares when a shareholder's identity cannot be verified.

Disruptive Trading Practices

The Board of Directors has adopted a policy to make reasonable efforts to discourage, and does not intend to accommodate, frequent purchases and redemptions of Portfolio shares that may disrupt the orderly management of any Portfolio, often referred to as "market timing." Such transactions are potentially harmful to shareholders that invest in the Portfolios in various ways. These include: (1) the dilution of interests of long-term investors where frequent trades attempt to take advantage of market fluctuations that are not fully reflected in a Portfolio's net asset value; (2) the disruption of ordinary portfolio management, such as necessitating that a Portfolio maintain a cash level higher than would otherwise be necessary or that a Portfolio sell securities prematurely or at inopportune times in order to generate cash to meet redemption requests; and (3) increased Portfolio costs, such as brokerage commissions and administrative costs.

Typically, each Portfolio will realize purchases or redemptions of shares each business day. The Fund does not consider such transactions disruptive to a Portfolio unless they are large in relation to the Portfolio's size and not the random result of net transactions by its shareholders. However, the Fund considers large purchases or redemptions of shares resulting from shareholders engaging in: (1) market timing; (2) arbitrage based on the lag between the time the value of certain Portfolio investments change and the time it computes

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its net asset value, or (3) other trading strategies that entail rapid or frequent transfers of shares from one Portfolio to another, to be disruptive trading.

The Fund has instituted policies and procedures reasonably designed to detect the use of a shareholder's account(s) for frequent trading; the Fund's policies and procedures address the level of trading that will be considered excessive and the Fund monitors shareholder transactions to identify excessive trading; and the Fund applies such procedures uniformly.

The Fund also uses other procedures to halt or reduce the risk of disruptive trading. The Fund may stop disruptive trading by ceasing sales of additional shares of one or more Portfolios through which offending shareholders operate. In such an event, all other shareholders invested in the Portfolio may be disadvantaged. Because enforcement of the procedures involves some level of discretion, it is possible some shareholder(s) may engage in disruptive trading while others may bear the harm associated with such activity. The Fund applies such procedures uniformly.

The Fund monitors potential price differentials following the close of trading in foreign markets and changes in indications of value for relatively illiquid securities to determine whether the application of fair value pricing procedures is warranted.

An investment in any of the Portfolios is subject to the risks of disruptive trading. In its sole discretion, the Board of Directors of the Fund may revise these policies and procedures at any time without prior notice.

DISTRIBUTIONS AND TAXES

Distributions

Money Market Portfolio Distributions: On each day that the NAV per share of the Money Market Portfolio is determined, the Portfolio's net investment income will be declared, as of the close of the NYSE, as a dividend to shareholders of record prior to the declaration. Distributions will be distributed monthly. If you withdraw your entire account, all dividends accrued to the time of withdrawal will be paid at that time.

High Grade Bond and Strategic Yield Portfolio Distributions: Each Portfolio normally follows the practice of distributing substantially all net investment income monthly, and substantially all net long-term capital gains after the close of the Fund's fiscal year.

Managed Portfolio Distributions: The Portfolio normally follows the practice of distributing substantially all net investment income quarterly, and substantially all net short-term and long-term capital gains after the close of the Fund's fiscal year.

Value Growth and Blue Chip Portfolio Distributions: Each Portfolio normally follows the practice of distributing substantially all net investment income and substantially all net short-term and long-term capital gains, if any, after the close of the Fund's fiscal year.

Dividends and capital gains distributions are automatically reinvested in shares of the Portfolio unless you indicate in writing to receive them in cash; however, no cash payment will be made for dividends in an amount under $10. Any such dividend amount under $10 will be reinvested in shares of that same Portfolio.

If you elect to receive cash dividends and/or capital gains distributions from an account that remains open and the postal or other delivery service is unable to deliver those monies to your address of record, or the check remains uncashed for over one year, your distribution option will automatically be converted to reinvestment in additional shares. The outstanding check(s) will be voided and allocable shares purchased in

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your account as of the day the check(s) was voided. If you have elected to receive cash dividends and/or capital gains distributions from an account that is subsequently closed and the postal or other delivery service is unable to deliver those monies to your address of record, such monies will remain outstanding until turned over to the appropriate state agency for escheat purposes. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

How Distributions Affect a Portfolio's NAV. Distributions are paid to shareholders as of the record date of a distribution from a Portfolio, regardless of how long the shares have been held. Dividends and capital gains awaiting distribution are included in each Portfolio's daily NAV. The share price of a Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. You should be aware that distributions from a taxable mutual fund are not value-enhancing and may create income tax obligations.

"Buying a Dividend." If you purchase shares of a Portfolio just before the distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as "buying a dividend." Of course, a Portfolio's share price may, at any time, reflect undistributed capital gains or income and unrealized appreciation, which may result in future taxable distributions. Such distributions may occur even in a year when a Portfolio has a negative return. Unless your account is set up as a tax-deferred account, dividends paid to you will be included in your gross income for tax purposes, even though you may not have participated in the increase in NAV of the Fund, whether or not you reinvested the dividends.

Taxes

Taxation of the Portfolios. Because the Fund is a regulated investment company, the Fund's Portfolios generally pay no federal income tax on the income and gains that they distribute to you. Accordingly, each Portfolio intends to distribute net investment income and any net capital gains realized on its investments annually.

Taxation of Shareholders. A Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as dividends. Net realized long-term capital gains are paid to shareholders as capital gains distributions.

Except for those shareholders exempt from federal income taxes, dividends and capital gain distributions will be taxable to shareholders, whether paid in cash or reinvested in additional shares of the Portfolio. You will be notified annually as to the federal income tax status of dividends and capital gains distributions. Such dividends and distributions may also be subject to state and local taxes.

Long-term capital gain distributions are taxable as long-term capital gain regardless of how long you have held shares of the Portfolio. Long-term capital gain distributions (derived from assets held by the Portfolio for more than 12 months) made to individual shareholders are currently taxed at rates up to 15% (which will increase to 20% after 2008). Dividends representing net investment income and net realized short-term capital gains are taxed as ordinary income for federal income tax purposes at rates up to a maximum marginal rate of 35% for individuals. Dividends representing "qualified dividend income" are currently taxed at rates up to 15% although this favorable treatment is set to expire after 2008. In addition, certain dividends may qualify for the 70% dividends received deduction available to corporate shareholders. Any dividends and distributions declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated for federal income tax purposes as paid on December 31 of the calendar year in which they are declared.

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Distributions to Retirement Plans. Fund distributions received by your qualified retirement plan, such as a 401(k) Plan or IRA, are generally tax deferred. This means that you are not required to report Portfolio distributions on your income tax return, but, rather, when your plan makes payments to you. Special rules apply to payments from Roth IRAs and Coverdell Education Savings Plans.

Backup Withholding. When you open an account, Internal Revenue Service ("IRS") regulations require that you provide your taxpayer identification number ("TIN"), certify that it is correct and that you are not subject to backup withholding under IRS rules. If you fail to provide a correct TIN or the proper tax certifications, each Portfolio is required to withhold 28% of all taxable distributions (including dividends and capital distributions) and redemption proceeds paid to you. Each Portfolio is also required to begin backup withholding on your account if the IRS instructs it to do so. Amounts withheld may be credited against your federal income tax liability and you may file a tax return and obtain a refund from the IRS if withholding results in an overpayment of taxes for such year.

Because everyone's tax situation is unique, you are advised to consult with your own tax adviser as to the federal, state and local tax consequences of owning shares of each Portfolio.

For more information about the tax status of the Portfolios, see "Taxes" in the SAI.

CLASSES OF SHARES

Currently, the Fund offers three classes of shares - Class A Shares, Class B Shares and Class I Shares - which have different expenses that will affect performance. Class I Shares are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) the following investment advisory clients of the Adviser: (1) affiliated and unaffiliated benefit plans such as qualified retirement plans, and (2) affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, its affiliates, and affiliated state Farm Bureau Federations; (d) directors and trustees of the EquiTrust Mutual Funds; and (e) such other types of accounts as the Adviser of the Fund deems appropriate.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolios' financial performance for the past five years through July 31 of each fiscal year shown. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each of the Portfolios (assuming reinvestment of all dividends and distributions). This information has been derived from financial statements that have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Portfolios' financial statements, is included in the Annual Report, which is available, without charge, upon request from the Fund. The Portfolios' financial statements are incorporated by reference in the SAI.

	Money Market
	Year Ended July 31,
	2005	2004	2003	2002	2001
Net asset value at beginning of period $	1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.01 (2)	0.01 (2)	0.01 (2)	0.01 (2)	0.05
Net realized and unrealized gain (loss) on investments	-	-	-	-	-
Total from investment operations	0.01	0.01	0.01	0.01	0.05
Less Distributions:
Dividends from net investment income	(0.01)	(0.01)	(0.01)	(0.01)	(0.05)
Distributions from capital gains	-	-	-	-	-
Total distributions	(0.01)	(0.01)	(0.01)	(0.01)	(0.05)
Net asset value at end of period $	1.00	$1.00	$1.00	$1.00	$1.00
Total Return:
Total investment return based on net asset value(1)	1.37%	0.46%	0.79%	1.42%	4.61%
Ratios/Supplemental Data:
Net assets at end of period in thousands	$500	$500	$1,794	$1,175	$983
Ratio of total expenses to average net assets	1.06%	0.99%	0.84%	0.90%	0.97%
Ratio of net expenses to average net assets	0.92%	0.51%	0.56%	0.74%	0.95%
Ratio of net investment income to average net assets	1.36%	0.51%	0.79%	1.39%	4.47%
Portfolio turnover rate	0%	0%	0%	0%	0%

	High Grade Bond
	Year Ended July 31,
	2005	2004	2003	2002	2001
Net asset value at beginning of period $	$10.53	$10.46	$10.49	$10.37	$9.69
Income from Investment Operations:
Net investment income	0.51	0.51	0.49 (3)	0.57	0.66
Net realized and unrealized gain (loss) on investments	-	0.10	(0.01)	0.14	0.68
Total from investment operations	0.51	0.61	0.48	0.71	1.34
Less Distributions:
Dividends from net investment income	(0.51)	(0.51)	(0.49)	(0.57)	(0.66)
Distributions from capital gains	-	(0.03)	(0.02)	(0.02)	-
Total distributions	(0.51)	(0.54)	(0.51)	(0.59)	(0.66)
Net asset value at end of period $	$10.53	$10.53	$10.46	$10.49	$10.37
Total Return:
Total investment return based on net asset value(1)	4.95%	5.89%	4.58%	7.06%	14.35%
Ratios/Supplemental Data:
Net assets at end of period in thousands	$3,917	$4,641	$4,429	$2,280	$1,895
Ratio of total expenses to average net assets	0.70%	0.70%	0.83%	0.83%	0.86%
Ratio of net expenses to average net assets	0.70%	0.70%	0.77%	0.82%	0.84%
Ratio of net investment income to average net assets	4.82%	4.77%	4.52%	5.51%	6.66%
Portfolio turnover rate	13%	12%	23%	21%	9%

(1)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(2)  Without the Adviser's reimbursement of a portion of certain of its expenses for the periods indicated, the Money Market Portfolio would have had per share net investment income as shown:

Year	Per Share Net Investment Income	Amount Reimbursed
2002	$0.01	$1,603
2003	$0.01	$4,854
2004	$0.01	$4,537
2005	$0.01	$668

(3)  Without the Adviser's reimbursement of $1,935 of its expenses for the period indicated, the High Grade Portfolio would have had per share net investment income of $0.48.

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	Strategic Yield
	Year Ended July 31,
	2005	2004	2003	2002	2001
Net asset value at beginning of period	$9.70	$9.29	$9.43	$9.55	$9.34
Income from Investment Operations:
Net investment income	0.61	0.63	0.69	0.68	0.70
Net realized and unrealized gain (loss) on investments	0.21	0.41	(0.14)	(0.12)	0.21
Total from investment operations	0.82	1.04	0.55	0.56	0.91
Less Distributions:
Dividends from net investment income	(0.61)	(0.63)	(0.69)	(0.68)	(0.70)
Distributions from capital gains	-	-	-	-	-
Total distributions	(0.61)	(0.63)	(0.69)	(0.68)	(0.70)
Net asset value at end of period	$9.91	$9.70	$9.29	$9.43	$9.55
Total Return:
Total investment return based on net asset value(1)	8.59%	11.46%	5.99%	6.11%	10.14%
Ratios/Supplemental Data:
Net assets at end of period in thousands	$3,256	$2,952	$2,736	$2,130	$1,852
Ratio of total expenses to average net assets	0.86%	0.89%	0.99%	0.98%	1.04%
Ratio of net expenses to average net assets	0.86%	0.89%	0.98%	0.97%	1.02%
Ratio of net investment income to average net assets	6.11%	6.53%	7.29%	7.22%	7.47%
Portfolio turnover rate	7%	31%	44%	33%	20%

	Managed
	Year Ended July 31,
	2005	2004	2003	2002	2001
Net asset value at beginning of period	$13.82	$12.53	$11.29	$12.49	$10.08
Income from Investment Operations:
Net investment income	0.27	0.27	0.31 (2)	0.34	0.40
Net realized and unrealized gain (loss) on investments	1.50	1.29	1.24	(1.20)	2.41
Total from investment operations	1.77	1.56	1.55	(0.86)	2.81
Less Distributions:
Dividends from net investment income	(0.27)	(0.27)	(0.31)	(0.34)	(0.40)
Distributions from capital gains	-	-	-	-	-
Total distributions	(0.27)	(0.27)	(0.31)	(0.34)	(0.40)
Net asset value at end of period	$15.32	$13.82	$12.53	$11.29	$12.49
Total Return:
Total investment return based on net asset value(1)	12.91%	12.50%	13.96%	(7.01)%	28.13%
Ratios/Supplemental Data:
Net assets at end of period in thousands	$6,808	$5,726	$4,664	$3,482	$3,544
Ratio of total expenses to average net assets	0.82%	0.84%	0.95%	0.89%	0.94%
Ratio of net expenses to average net assets	0.82%	0.84%	0.92%	0.88%	0.93%
Ratio of net investment income to average net assets	1.88%	2.00%	2.57%	2.76%	3.46%
Portfolio turnover rate	27%	14%	22%	20%	50%

(1)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(2)  Without the Adviser's reimbursement of $1,275 of its expenses for the period indicated, the Managed Portfolio would have had per share net investment income of $0.31.

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	Value Growth
	Year Ended July 31,
	2005	2004	2003	2002	2001
Net asset value at beginning of period $	11.81	$10.26	$9.06	$10.35	$8.58
Income from Investment Operations:
Net investment income	0.16	0.11	0.16	0.13	0.16
Net realized and unrealized gain (loss) on investments	2.07	1.57	1.14	(1.26)	1.77
Total from investment operations	2.23	1.68	1.30	(1.13)	1.93
Less Distributions:
Dividends from net investment income	(0.12)	(0.13)	(0.10)	(0.16)	(0.16)
Distributions from capital gains	-	-	-	-	-
Total distributions	(0.12)	(0.13)	(0.10)	(0.16)	(0.16)
Net asset value at end of period	$13.92	$11.81	$10.26	$9.06	$10.35
Total Return:
Total investment return based on net asset value(1)	18.98%	16.40%	14.48%	(11.14)%	22.55%
Ratios/Supplemental Data:
Net assets at end of period in thousands	$6,131	$5,215	$4,205	$4,852	$5,366
Ratio of total expenses to average net assets	0.71%	0.73%	0.81%	0.76%	0.77%
Ratio of net expenses to average net assets	0.70%	0.73%	0.81%	0.75%	0.76%
Ratio of net investment income to average net assets	1.25%	1.02%	1.30%	1.30%	1.74%
Portfolio turnover rate	17%	14%	11%	20%	43%

	Blue Chip
	Year Ended July 31,
	2005	2004	2003	2002	2001
Net asset value at beginning of period $	$37.49	$34.65	$32.45	$41.42	$47.70
Income from Investment Operations:
Net investment income	0.80	0.59	0.56 (2)	0.43	0.42
Net realized and unrealized gain (loss) on investments	2.61	2.80	2.15	(8.97)	(5.37)
Total from investment operations	3.41	3.39	2.71	(8.54)	(4.95)
Less Distributions:
Dividends from net investment income	(0.73)	(0.55)	(0.51)	(0.43)	(0.43)
Distributions from capital gains	-	-	-	-	(0.90)
Total distributions	(0.73)	(0.55)	(0.51)	(0.43)	(1.33)
Net asset value at end of period	$40.17	$37.49	$34.65	$32.45	$41.42
Total Return:
Total investment return based on net asset value(1)	9.11%	9.77%	8.56%	(20.80)%	(10.56)%
Ratios/Supplemental Data:
Net assets at end of period in thousands	$10,569	$10,048	$9,417	$5,026	$5,640
Ratio of total expenses to average net assets	0.44%	0.45%	0.65%	0.49%	0.52%
Ratio of net expenses to average net assets	0.44%	0.45%	0.56%	0.49%	0.51%
Ratio of net investment income to average net assets	2.04%	1.57%	1.50%	1.21%	1.01%
Portfolio turnover rate	0%	1%	20%	0%	0%

(1)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(2)  Without the Adviser's reimbursement of $6,140 of its expenses for the period indicated, the Blue Chip Portfolio would have had per share net investment income of $0.54.

43

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APPLICATION FOR SHARES - INSTITUTIONAL

Please Complete and Mail to:

EquiTrust Series Fund, Inc.
5400 University Avenue
West Des Moines, Iowa 50266-5997

If you have any questions, please call toll-free 1-877-860-2904.

Type of Account (Select one)

☐ Individual	☐ IRA	☐ Education Savings Plan

☐ Joint	☐ SEP	☐ Roth

☐ Custodial	☐ Simple	☐ Tax Deferred 403B

☐ Other Entity/Trust/Corporation	☐ Qualified Pension & Profit Sharing	☐ Transfer of Death (Additional form required)

Owner Information

Owner/Minor Name

Birthdate	Social Security Number

Joint Owner/Custodian/Responsible Individual Name

Birthdate	Social Security Number

Name of Trust, Corporation or Other Entity

Trustee(s) or Type of Entity

Date of Trust	Tax ID

Address Information (Post Office Boxes will not be accepted)

Residential Address	Mailing Address (if different)
Street	Street

City, State, Zip	City, State, Zip

Portfolio Selection*

Money Market	$	Managed	$

High Grade Bond	$	Value Growth	$

Strategic Yield	$	Blue Chip	$

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

Complete reverse side

737-018AI (12/05)

Dividend/Capital Gain Distributions

Your dividends and capital gain distributions will be reinvested unless you indicate otherwise.
(No cash payment will be made for dividends in an amount less than $10.)

☐ Cash Dividends	☐ Cash Capital Gain Distributions

Special Shareholder Privileges

Exchange Privilege  ☐ Yes  ☐ No

I authorize exchanges between Portfolios upon instruction from any person by telephone. If neither box is checked, the telephone exchange privilege will be provided.

☐  Please send information on the Automatic Investment Plan

☐  Please send information on the Expedited (Telephone) Redemption Plan (non-qualified accounts only)

Tax Qualified Plans Only

(A qualified application must be submitted in addition to this form.)

Designated Beneficiary

Primary Beneficiary	Relationship

Social Security Number	Birthdate

Contingent Beneficiary	Relationship

Social Security Number	Birthdate

Contingent Beneficiary	Relationship

Social Security Number	Birthdate

Spousal Consent of Non-Spouse Beneficiary

SIGNATURES

I certify that I have received, read and agree to the terms of the Prospectus for EquiTrust Series Fund, Inc. I have the authority and legal capacity to purchase mutual fund shares, am a U.S. Citizen, am of legal age in my state of residence and believe such investment is suitable for me. Under penalties of perjury, I certify that the number shown on this form is a true and correct social security or tax identification number and, to the best of my knowledge, I am not subject to backup withholding.

Signature of Applicant	Signature of Joint Applicant

Representative's Signature	Date

Dealer/Registered Representative Information

Firm Name

Dealer #	Branch #	Rep #

Representative Name	Daytime Phone

Branch Mailing Address

City/State/Zip

This Application must be accompanied or preceded by a current Prospectus.

ADDITIONAL INFORMATION

Shareholder Inquiries

You may make inquiries either by contacting the Fund at the address or telephone numbers as shown on the front cover.

You may obtain copies of year-end account statements by calling the Fund at our toll-free number 877-860-2904 (in the Des Moines metropolitan area, call 515-225-5586), or by writing a letter to the Fund. The prior year statement for regular accounts and prior two-year statements for fiduciary accounts will be provided to you at no charge; thereafter, there will be a charge of $3 per copy. The cost of the copies will be collected by redemption of shares, or fractions thereof, from your account. If your account has been closed, the applicable fees must be remitted with the request.

Annual/Semi-Annual Reports to Shareholders

Additional information about each Portfolio's investments is available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report to shareholders contains a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during the fiscal year covered by the report. You may obtain a free copy of the Fund's annual and semi-annual reports by calling the Fund at 877-860-2904 or by writing the Fund at 5400 University Avenue, West Des Moines, Iowa 50266. The Fund's annual and semi-annual reports to shareholders are also available free of charge on the Fund's website at www.equitrust.com.

Statement of Additional Information

The SAI, which contains additional information about the Fund, has been filed with the SEC and is incorporated herein by reference. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of this information are available, upon paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

You may obtain a free copy of the Fund's SAI and you may make further inquiries by calling the Fund at 877-860-2904 or by writing the Fund at 5400 University Avenue, West Des Moines, Iowa 50266. The Fund's SAI is also available free of charge on the Fund's website at www.equitrust.com.

The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities.

INVESTMENT ADVISER, SHAREHOLDER SERVICE, DIVIDEND DISBURSING AND TRANSFER AGENT

EquiTrust Investment Management
Services, Inc.
5400 University Avenue
West Des Moines, Iowa 50266

LEGAL COUNSEL

Vedder, Price, Kaufman & Kammholz, P.C.
222 North LaSalle Street
Suite 2600
Chicago, Illinois 60601

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
801 Grand Avenue
Suite 3000
Des Moines, Iowa 50309

CUSTODIAN

JP Morgan Chase Bank, N.A.
3 Chase Metrotech Center
Brooklyn, NY 11245

The Fund's Investment Company Act of 1940 File Number is 811-2125.

Prospectus
December 1, 2005

EquiTrust Series Fund, Inc. -
Institutional Shares

5400 University Avenue
West Des Moines, IA 50266
1-877-860-2904
1-515-225-5586 (Des Moines)

www.equitrust.com

Shareholder Account Access now

available at www.equitrust.com.

737-018I(12/05)

EquiTrust Series Fund, Inc.

STATEMENT OF ADDITIONAL INFORMATION

December 1, 2005

EquiTrust Series Fund, Inc. (the "Fund") is an open-end diversified management investment company which consists of six portfolios (the "Portfolio(s)"). Each Portfolio has distinct investment objectives and policies, and each is in effect a separate fund issuing its own shares.

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the applicable Prospectus of the Fund dated December 1, 2005. The audited financial statements of the Fund, including the notes thereto, contained in the Annual Report to Shareholders of EquiTrust Series Fund for the fiscal year ended July 31, 2005 were filed with the Securities and Exchange Commission (the "Commission") on October 4, 2005 and are incorporated by reference.

A copy of a Prospectus or the Annual Report may be obtained without charge by writing or calling the Fund at the address and telephone number shown below. Terms not defined herein shall have the same meanings given them in the Prospectuses.

EquiTrust Mutual Funds
5400 University Avenue
West Des Moines, Iowa 50266
877-860-2904

INVESTMENT OBJECTIVES, POLICIES AND TECHNIQUES	1

The Fund	1

Investment Objectives	1

Investment Strategies and Techniques	1

INVESTMENT RESTRICTIONS	9

Fundamental Policies	9

Non-Fundamental (Operating) Policies	11

OFFICERS AND DIRECTORS	12

Committees of Board of Directors	16

INVESTMENT ADVISER	17

Portfolio Manager Information	21

Material Conflicts of Interest	21

Ownership of Securities	22

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS	22

UNDERWRITING AND DISTRIBUTION EXPENSES	24

PROXY VOTING	25

PORTFOLIO HOLDINGS INFORMATION	26

PORTFOLIO TURNOVER	27

PURCHASES AND REDEMPTIONS	28

NET ASSET VALUE	29

Money Market Portfolio	29

Other Portfolios	30

TAXES	30

DIVIDENDS AND DISTRIBUTIONS	32

Money Market Portfolio	32

High Grade Bond and Strategic Yield Portfolios	32

Value Growth, Blue Chip and Managed Portfolios	32

ORGANIZATION OF THE FUND	32

SHAREHOLDER VOTING RIGHTS	33

RETIREMENT PLANS	34

OTHER INFORMATION	34

Principal Holders of Securities	34

Custodian	34

Independent Registered Public Accounting Firm	34

Accounting Services	35

Shareholder Service, Dividend Disbursing and Transfer Agent	35

Code of Ethics	35

Legal Matters	35

Registration Statement	35

FINANCIAL STATEMENTS	36

APPENDIX A – Money Market Instruments	A-1

APPENDIX B – Quality Composition of Bond Portfolios	B-1

APPENDIX C – Description of Corporate Bond Ratings	C-1

APPENDIX D – Proxy Voting Policies and Procedures	D-1

i

INVESTMENT OBJECTIVES, POLICIES AND TECHNIQUES

The Fund

EquiTrust Series Fund, Inc. (the "Fund") was established as a Maryland corporation under Articles of Incorporation dated August 14, 1970. The Fund is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). It is a series-type investment company consisting of the Money Market Portfolio, High Grade Bond Portfolio, Strategic Yield Portfolio, Managed Portfolio, Value Growth Portfolio and Blue Chip Portfolio (individually, a "Portfolio"; collectively, the "Portfolios"). The Board of Directors of the Fund (the "Board of Directors") may provide for additional portfolios at any time.

Investment Objectives

The investment objective(s) of each Portfolio is set forth below.

Money Market Portfolio	Seeks maximum current income consistent with liquidity and stability of principal.

High Grade Bond Portfolio	Seeks to generate as high a level of current income as is consistent with an investment in a diversified portfolio of high grade income-bearing debt securities.

Strategic Yield Portfolio	Seeks as high a level of current income as is consistent with an investment in a diversified portfolio of lower-rated, higher-yielding income-bearing securities. The Portfolio also seeks capital appreciation, but only when consistent with its primary goal.

Managed Portfolio	Seeks the highest level of total return through income and capital appreciation.

Value Growth Portfolio	Seeks long-term capital appreciation.

Blue Chip Portfolio	Seeks long-term growth of capital and income.

Investment Strategies and Techniques

A description of certain investment strategies and techniques applicable to some or all of the Portfolios is set forth in the Prospectus under the headings "Principal Risk Factors Associated with the Portfolios' Investments" and "Other Securities and Investment Strategies." A description of the money market instruments in which the Money Market Portfolio may invest is contained in Appendix A to this SAI. A description of the corporate bond and commercial paper ratings of Moody's Investors Services, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") is contained in Appendix C to this SAI.

1

The following is intended to augment the explanation in the Prospectus of certain investment strategies and techniques applicable to one or more of the Portfolios.

Securities of Foreign Issuers

The Managed Portfolio and Value Growth Portfolio each may invest up to 25% of its net assets in equity and debt securities of foreign issuers, and the High Grade Bond Portfolio and Strategic Yield Portfolio each may invest up to 25% of its net assets in debt securities of foreign issuers, to the extent the purchase of such foreign securities is otherwise consistent with the Portfolio's investment objectives. Investments are made only in securities of foreign issuers that are traded on U.S. exchanges and payable or denominated in U.S. dollars.

Investments in securities of foreign issuers (including ADRs) may offer potential benefits not available from investments solely in securities of domestic issuers. Investing in securities of foreign issuers involves significant risks that are not typically associated with investing in domestic securities. Such investments may be affected by changes in currency rates and changes in foreign or U.S. laws, in restrictions applicable to such investments and in exchange control regulations.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the U.S. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of cash or other assets of a Portfolio, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Although ADRs acquired by the Portfolios are traded on domestic exchanges, their values largely reflect the values of the underlying securities on foreign securities markets. The values of such underlying securities are a function of a number of factors. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the U.S. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Loans of Portfolio Securities

Each Portfolio may from time to time lend securities (but not in excess of 20% of its net assets) from its portfolio to brokers, dealers and financial institutions, provided that: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, government agency securities, or cash or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned plus accrued interest; (ii) the Portfolio may at any time call the loan and regain the securities loaned; and (iii) EquiTrust Investment Management Services, Inc., (the "Adviser") (under the review of the Board of Directors) has reviewed the creditworthiness of the borrower and found such creditworthiness satisfactory. The collateral will be invested in short-term securities, the income from which will increase the return to the Portfolio.

2

The Portfolio will retain all rights of beneficial ownership in the loaned securities, including voting rights and rights to interest or other distributions, and will have the right to regain record ownership of loaned securities to exercise such beneficial rights. The Portfolio may pay reasonable administrative, custodial and finders' fees to persons unaffiliated with the Fund in connection with the arranging of such loans. Unless certain requirements contained in the Internal Revenue Code of 1986, as amended (the "Code"), are satisfied, the dividends, interest and other distributions received by the Portfolio on loaned securities may not be treated for tax purposes as qualified income for the purposes of the 90% income test discussed under "Taxes." Each Portfolio intends to loan portfolio securities only to the extent that such activity does not jeopardize the Portfolio's qualification as a regulated investment company under Subchapter M of the Code.

Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and the value of the collateral falls. These events could trigger adverse tax consequences to the Fund. In addition, if the Fund is not able to get securities that it lends back from the borrower on a timely basis, the Fund may be exposed to a loss of investment opportunities.

Writing Covered Call Options

The writing of covered call options is a conservative investment technique that is generally considered to involve relatively little risk as compared to other options transactions. Each Portfolio (other than the Money Market Portfolio) may write (sell) covered call options on portfolio securities representing up to 100% of its net assets in an offering to enhance investment performance or to reduce risks associated with investments. A call option is a short-term contract, ordinarily having a duration of nine months or less, which gives the purchaser of the option, in return for a premium paid, the right to buy, and the writer of the option the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option period. An option is "covered" if the writer owns the optioned security.

A Portfolio may write covered call options on debt securities that are traded over-the-counter. When a Portfolio writes an over-the-counter option, there is no assurance that the Portfolio will be able to enter into a closing purchase transaction. It may not always be possible for the Portfolio to negotiate a closing purchase transaction with the same dealer for the same exercise price and expiration date as the option which the Portfolio previously had written. Although the Portfolio may choose to purchase an option from a different dealer, the Portfolio would then be subject to the additional credit risk of such dealer. If the Portfolio is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or until it delivers the underlying security upon exercise. In that event, the assets represented by the underlying security will temporarily be unavailable to meet any redemption requests.

A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return. In return for the premium income, the Portfolio will forego the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the option, the Portfolio will retain the risk of loss if the price of the security declines, and the premium is intended to offset any such loss in whole or in part. A Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligations as a writer and that in such circumstances, the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price. Covered call options and the securities underlying options will be listed on national securities exchanges, except that certain transactions in debt securities and related options need not be so listed.

3

A Portfolio may write options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Commission changes its position, the Portfolios will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

Transactions by a Portfolio in options on securities is subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which a Portfolio may write may be affected by options written or purchased by other investment advisory clients of the investment adviser. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of covered call options depends on the Adviser's ability to forecast market movements correctly. As discussed above, the effective use of covered call options also depends on the Fund's ability to terminate option positions at times when the Adviser deems it desirable to do so.

When-Issued and Delayed Delivery Transactions

From time to time, in the ordinary course of business, any of the Portfolios may purchase newly issued securities appropriate for the Portfolio on a "when-issued" basis and may purchase or sell securities appropriate for the Portfolio on a "delayed delivery" basis. When-issued or delayed delivery transactions involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery to take place at a future date. These transactions allow the Portfolio to lock in an attractive purchase price or yield on a security the Portfolio intends to purchase or an attractive sale price on a security the Portfolio intends to sell. Normally, settlement occurs within one month of the purchase or sale. During the period between purchase or sale and settlement, no payment is made or received by a Portfolio and, for delayed delivery purchases, no interest accrues to the Portfolio. A Portfolio will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but each Portfolio reserves the right to sell such securities before the settlement date if deemed advisable.

At the time a Portfolio makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will segregate liquid securities at least equal in value to the commitment on the Fund's accounting records, record the transaction and reflect the amount due and the market value of the security in determining its net asset value. Likewise, at the time a Portfolio makes the commitment to sell a security on a delayed delivery basis, it will segregate the security on the Fund's accounting records, record the transaction and include the proceeds to be received in determining its net asset value. Accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect.

The market value of the when-issued or delayed delivery securities at any time may be more or less than the purchase price to be paid or the sale price to be received at the settlement date. To the extent that a Portfolio engages in when-issued or delayed delivery transactions, it will do so for the purpose of acquiring or selling Portfolio securities consistent with the Portfolio's investment objectives and policies and not for the purpose

4

of investment leverage or to speculate on interest rate changes. The investment adviser does not believe that a Portfolio's net asset value or income will be adversely affected by the purchase of securities on a when-issued or delayed delivery basis or the sale of securities on a delayed delivery basis.

A Portfolio may purchase securities on a when-issued or delayed delivery basis without limit. To the extent that assets of a Portfolio are held in cash pending the settlement of a purchase of securities, that Portfolio would earn no income; however, it is the Adviser's intention that each Portfolio will be fully invested to the extent practicable and subject to the policies stated above.

Mortgage-Backed Securities

The High Grade Bond, Strategic Yield and Managed Portfolios may invest in mortgage-backed securities. Mortgage-backed securities are securities representing interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the Portfolio. Unscheduled prepayments of principal shorten the securities' weighted average life and may lower total return. The value of these securities may also change because of changes in the market's perception of the creditworthiness of the federal agency that issued them. Some mortgage-backed securities, such as GNMA certificates, are backed by the full faith and credit of the U.S. Treasury, while others, such as Freddie Mac certificates, are not.

The High Grade Bond, Strategic Yield and Managed Portfolios may also purchase or sell collateralized mortgage obligations ("CMOs"), which are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Depending on the type of CMOs in which the Portfolio invests, the Portfolio's investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

The average life of mortgage-backed and other types of mortgage related securities is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. During periods of rising interest rates, the average life of mortgage-backed securities may increase substantially because they are not likely to be prepaid, which may result in greater net asset value fluctuation.

Asset-Backed Securities

The High Grade Bond, Strategic Yield and Managed Portfolios may invest in various asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables, credit card receivables, conditional sales contracts, equipment lease certificates and equipment trust certificates. The Adviser expects that other types of asset-backed securities will be offered to investors in the future.

Repurchase Agreements

Each Portfolio may enter into repurchase agreements as a means of earning income for periods as short as overnight. A repurchase agreement is an agreement under which the Portfolio purchases a security and the seller agrees, at the time of sale, to repurchase the security at a specified time and price, thereby determining the yield during the Portfolio's holding period.

That yield is determined by current short-term rates and may be more or less than the interest rate on the underlying security. The value of the underlying securities is marked to market daily. Should the value of the underlying securities decline, the seller would be required to provide the Portfolio with additional securities so that the aggregate value of the underlying securities was at least equal to the repurchase price. The Portfolios also may enter into a special type of repurchase agreement known as an "open repurchase agreement." An open repurchase agreement varies from the typical repurchase agreement in the

5

following respects: (i) the agreement has no set maturity, but instead matures upon 24 hours' notice to the seller; and (ii) the repurchase price is not determined at the time the agreement is entered into, but instead is based on a variable interest rate and the duration of the agreement.

The Portfolios may enter into repurchase agreements only with banks or securities dealers and the underlying securities will consist of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. If a seller of a repurchase agreement were to default, the Portfolio might experience losses, including delays and expenses in enforcing its rights. Although no definitive creditworthiness criteria are used, the Adviser will review the creditworthiness of the seller of the repurchase agreement to evaluate the risks before a Portfolio may enter into the repurchase agreement.

A Portfolio may invest no more than 10% of its assets in repurchase agreements maturing in more than seven days, and no more than 25% of its assets in repurchase agreements in which the underlying securities have maturities in excess of one year, although there is no limit on the percentage of each Portfolio's assets which may be invested in repurchase agreements which mature in less than seven days and which have underlying securities with maturities of less than one year. Open repurchase agreements are considered to mature in one day.

Reverse Repurchase Agreements

Each Portfolio may enter into reverse repurchase agreements with banks and broker-dealers. These agreements have the characteristics of borrowing and involve the sale of securities held by a Portfolio with an agreement to repurchase the securities at an agreed upon price that reflects a rate of interest paid for the use of the funds for the period. Such transactions are advantageous only if the Portfolios have the opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. The Portfolios may be unable to realize a rate of return from the use of the proceeds equal to or greater than the interest expense of the repurchase agreement. Thus, the Portfolios only enter into such agreements when it appears advantageous to do so. The use of reverse repurchase agreements may magnify any increase or decrease in the value of a Portfolio's investments. The Fund's custodian maintains, in a segregated account, liquid securities of each Portfolio that have a value equal to or greater than the respective Portfolio's commitments under reverse repurchase agreements. The value of securities subject to reverse repurchase agreements will not exceed 30% of a Portfolio's total assets.

Other Investment Companies

Each Portfolio may invest, subject to the investment limitations described below, in shares of other investment companies which seek to maintain a $1.00 net asset value per share ("Money Market Funds"). The Portfolios intend to invest available cash balances in such Money Market Funds. In addition, the Portfolios may invest in such Money Market Funds for temporary defensive purposes (for example, when the Adviser believes such a position is warranted by uncertain or unusual market conditions, or when liquidity is required to meet unusually high redemption requests) or for other purposes. No more than 5% of the value of a Portfolio's total assets will be invested in securities of Money Market Funds. In addition, a Portfolio may hold no more than 3% of the outstanding voting stock of any Money Market Fund. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro-rata portion of the Money Market Fund's expenses, including advisory fees, which would increase the cost of holding Fund shares and decrease the Fund's investment return.

Illiquid Investments and Restricted Securities

No Portfolio may invest more than 15% of its net assets (10% for the Money Market and Blue Chip Portfolios) in illiquid investments. Illiquid investments are those that cannot be sold within seven days at approximately

6

the price at which a Portfolio values the investment. Illiquid investments include most repurchase agreements maturing in more than seven days, time deposits with a notice or demand period of more than seven days, certain mortgage-backed securities, certain over-the-counter options contracts (and segregated assets used to cover such options), and many restricted securities. Restricted securities have a contractual restriction on resale or otherwise cannot be resold publicly until registered under the Securities Act of 1933 (the "1933 Act").

Each of the Portfolios may invest in restricted securities (but not in excess of 10% of total assets for the Money Market Portfolio and Blue Chip Portfolio). If restricted securities are illiquid, they are subject to the liquidity limitations described above. Restricted securities are not, however, considered illiquid if they are eligible for sale to qualified institutional purchasers in reliance upon Rule 144A under the 1933 Act and they are determined to be liquid by the Board of Directors or by the Adviser pursuant to board approved procedures. Such procedures take into account trading activity for such securities and the availability of reliable pricing information, among other factors. To the extent that qualified institutional purchasers become for a time uninterested in purchasing certain restricted securities, a Portfolio's holding of such securities may become illiquid. Even when determined to be liquid, restricted securities are less liquid than they would be if they were not restricted. Therefore the purchase price and subsequent valuation of restricted securities normally reflect a discount from the price at which they would trade if they were not restricted.

Investments in Capital Securities

Each Portfolio (other than the Money Market and Blue Chip Portfolios) may invest in capital (trust-preferred) securities. These securities are issued by trusts or other special purpose entities created for the purpose of investing in junior subordinated debentures. Capital securities, which have no voting rights, have a final stated maturity date and a fixed schedule for periodic payments. In addition, capital securities have provisions which provide preference over common and preferred stock upon liquidation, although the securities are subordinated to other, more senior debt. The issuers of these securities may defer interest payments for a number of years (up to five years), although interest continues to accrue cumulatively. In addition, the trust may be terminated and the debentures distributed in liquidation. Because of the structure of these securities, they have the characteristics, and involve the associated risks, of both fixed income and preferred equity securities. At the present time, the Internal Revenue Service treats capital securities as debt. In the event that the tax treatment of interest payments of these types of securities is modified, the Portfolio will reconsider the appropriateness of continued investment in these securities. For purposes of percentage limitations applicable to the Portfolio, these securities will be treated as debt securities.

Lower-Rated Debt Securities

The Strategic Yield Portfolio normally invests primarily in income-bearing securities offering high current income. Additionally, the High Grade Bond Portfolio may invest a portion of its assets in such securities. Such high yielding income-bearing securities often do not meet the High Grade or Investment Grade quality level. Securities falling short of Investment Grade are commonly known as "junk bonds." These lower-rated securities are, on balance, predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with their terms and generally entail more credit risk than higher-rated securities. The market values of such securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower-rated securities also tend to be more sensitive to economic conditions than higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, regarding lower rated securities may depress prices and diminish liquidity for such securities. Factors adversely affecting the market value of lower-rated securities adversely affect a Portfolio's net asset value. In addition, a Portfolio may incur additional expenses to the extent it is required to seek recovery upon a

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default in the payment of principal or interest on its income-bearing securities. Although some risk is inherent in all securities, holders of income-bearing debt securities have a claim on the assets of the issuer prior to the holders of common stock. Therefore, an investment in such securities generally entails less financial risk than an investment in equity securities of the same issuer.

Lower-rated securities may be issued by corporations in the early stages of their development. They may also be issued in connection with a corporate reorganization or as part of a corporate takeover. Companies that issue such high-yielding lower-rated securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment grade securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-rated securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower rated income bearing securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Lower-rated income-bearing securities frequently have call or buy-back features that would permit an issuer to call or repurchase the security from the Portfolio. If a call were exercised by the issuer during a period of declining interest rates, a Portfolio would likely have to replace such called security with a lower-yielding security, thus decreasing the net investment income to the Portfolio. The premature disposition of a lower rated high yielding security because of a call or buy-back feature, the deterioration of the issuer's creditworthiness or a default may also make it more difficult for a Portfolio to time its receipt of income, which may have tax implications.

A Portfolio may have difficulty disposing of certain lower-rated securities for which there is a thin trading market. Because not all dealers maintain markets in all lower-rated securities, there is no established retail secondary market for many of these securities, and the Adviser anticipates that they could be sold only to a limited number of dealers or institutional investors. To the extent there is a secondary trading market for lower-rated securities, it is generally not so liquid as that for Investment Grade securities. The lack of a liquid secondary market may have an adverse impact on market value of such securities and a Portfolio's ability to dispose of them when necessary to meet the Portfolio's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities may also make it more difficult for the Adviser to obtain accurate market quotations for purposes of valuing a Portfolio's assets. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

It is likely that a major economic recession could severely affect the market for, and the values of, lower-rated securities, as well as the ability of the issuers of such securities to repay principal and pay interest thereon.

A Portfolio may acquire lower-rated securities that are sold without registration under the federal securities laws and therefore carry restrictions on resale. A Portfolio may acquire lower-rated securities during an initial offering. Such securities involve special risks because they are new issues.

From time to time, there have been proposals for legislation designed to limit the use of certain high-yielding securities in connection with leveraged buy-outs, mergers and acquisitions, or to limit the deductibility of interest payments on such securities. Such proposals, if enacted into law, could reduce the

8

market for such securities generally, could negatively affect the financial condition of issuers of high yield securities by removing or reducing a source of future financing and could negatively affect the value of specific high yield issues. However, the likelihood of any such legislation or the effect thereof is uncertain.

Zero coupon securities and pay-in-kind bonds involve additional special obligations. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or to a specified cash payment date when the securities begin paying current interest (the "cash payment date"), and therefore are issued and traded at a discount from their face amount or par value. The discount varies depending upon the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, absent financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities are generally more volatile than those of securities that pay interest periodically, and they are more likely to respond to changes in interest rates than non-zero coupon securities having similar maturities and credit quality. The credit risk factors pertaining to lower-rated securities generally also apply to lower-rated zero coupon bonds and pay-in-kind bonds. Such zero coupon, pay-in-kind or delayed interest bonds carry an additional risk in that, unlike bonds that pay interest throughout the period to maturity, a Portfolio will realize no cash until the cash payment date unless a portion of such securities is sold and, if the issuer defaults, a Portfolio may obtain no return at all on its investment.

Current federal income tax law requires the holder of zero coupon securities or of certain pay-in-kind bonds (bonds that pay interest through the issuance of additional bonds) to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a registered investment company and avoid liability for federal income and excise taxes, a Portfolio will be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Temporary Defensive Positions

Notwithstanding their investment objective(s), each Portfolio may, for temporary defensive purposes, invest all (15% for the Blue Chip Portfolio) of its assets in cash and/or money market instruments of the type in which the Money Market Portfolio invests.

INVESTMENT RESTRICTIONS

Fundamental Policies

In seeking to achieve its investment objective(s), each Portfolio has adopted the following investment restrictions. These are fundamental policies and may not be changed without a majority vote of the outstanding shares of each Portfolio affected. As used in this SAI and in the Prospectus, the phrase "majority vote" of a Portfolio (or the Fund) means the vote of the lesser of (i) 67% of the shares of the Portfolio (Fund) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio (Fund). A change in policy affecting only one Portfolio may be effected by a majority vote of the outstanding shares of such Portfolio.

Except as noted below, each Portfolio may not:

1.  As to 75% of the value of each Portfolio's total assets (with the exception of the Money Market Portfolio, which is subject to 100% of the value of its total assets), purchase securities of any issuer (other than U.S. Government securities or government agency securities) if, as a result, more than 5% of

9

the value of the Portfolio's assets (taken at value at the time of investment) would be invested in securities of that issuer.

2.  Purchase more than 10% of the voting securities or more than 10% of any class of securities of any issuer (other than U.S. Government securities or government agency securities). For the purpose of this restriction, all outstanding debt securities of an issuer shall be deemed a single class of security and all preferred stocks of an issuer shall be deemed a single class of security.

3.  Purchase any security if, immediately after such purchase, more than 25% of the Portfolio's assets would be invested in issuers in the same industry. This restriction does not apply to U.S. Government securities, government agency securities, obligations of banks or savings institutions, or instruments secured by these instruments, such as repurchase agreements for U.S. Government securities (these instruments are described in Appendix A).

4.  Purchase securities of other investment companies, except (i) by purchase in the open market involving only customary brokers' commissions and only if immediately thereafter not more than 5% of such Portfolio's total assets would be invested in such securities, or (ii) as part of a merger, consolidation or acquisition of assets.

5.  Purchase or sell (although it may purchase securities of issuers which invest or deal in) interests in oil, gas or other mineral exploration or development programs, real estate, commodities or commodity contracts.

6.  Purchase any securities on margin (except that the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities) or make short sales unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in-kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same condition.

7.  Purchase or retain the securities of any issuer if any of the officers or directors of the Fund or any officers or directors of the Fund's investment adviser own individually more than .50% of the securities of such issuer and together own more than 5% of the securities of such issuer.

8.  Issue senior securities, except as appropriate to evidence indebtedness which a Portfolio is permitted to incur pursuant to (9) below.

9.  Borrow money, except from banks for temporary or emergency purposes, and in no event in excess of 5% of its total net assets, or pledge or mortgage more than 15% of its total assets.

10.  Underwrite securities issued by others, except to the extent that it may be deemed to be a statutory underwriter in the sale of restricted securities which require registration under the 1933 Act before resale. In this connection, the Money Market Portfolio or the Blue Chip Portfolio will not invest more than 10% of the value of its total assets in securities that are subject to legal or contractual restrictions on resale, or are not readily marketable.

11.  Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not include the "bunching" of orders for the sale or purchase of portfolio securities with the other Portfolios or with other investment company and client accounts managed by the Fund's investment adviser or its affiliates to reduce brokerage commissions or otherwise to achieve best overall execution, or to obtain securities on more favorable terms).

12.  Alone, or together with any other Portfolios, make investments for the purpose of exercising control over, or management of, any issuer.

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13.  Lend money or securities, except as provided in (14) below (the making of demand deposits with banks, and the purchase of securities such as bonds, debentures, commercial paper and short-term obligations in accordance with the Portfolio's investment objectives and policies, shall not be considered the making of a loan). In addition, each Portfolio may not invest more than 10% of its total assets (taken at market value at the time of each purchase) in repurchase agreements maturing in more than seven days.

14.  Lend its portfolio securities in excess of 20% of its net assets.

15.  Invest in foreign securities, except as follows: the Value Growth and Managed Portfolios may invest up to 25% of their respective net assets in foreign equity and debt securities traded on U.S. exchanges and payable in U.S. dollars, and the High Grade Bond and Strategic Yield Portfolios may each invest up to 25% of their respective net assets in foreign debt securities traded on U.S. exchanges and payable in U.S. dollars.

16.  Write, purchase or sell puts, calls or combinations thereof, other than writing covered call options.

17.  Invest more than 5% of the value of its total assets in securities of companies which have a record of less than three years' continuous operation, including in such three years the operation of any predecessor company or companies, partnership or individual proprietorship if the company whose securities are to be purchased by the Fund has come into existence as a result of a merger, consolidation or reorganization or the purchase of substantially all of the assets of such predecessor.

The term "government agency securities" for purposes of fundamental policy 3 has the same meaning as that set forth in Appendix A. The staff of the Commission has informed the Fund that for purposes of the Fund's policy on concentration (fundamental policy 3), a Portfolio may not purchase any security, if immediately after such purchase, 25% or more of the Portfolio's assets would be invested in issuers in the same industry. The term "commodities or commodity contracts" as used in fundamental policy 5 includes futures contracts.

Non-Fundamental (Operating) Policies

The following are non-fundamental (operating) policies approved by the Board of Directors. Such policies may be changed by the Board of Directors without approval of the shareholders.

1.  The High Grade Bond, Strategic Yield, Managed and Value Growth Portfolios shall not invest more than 15% of their respective total net assets in illiquid securities, except to purchase certain restricted securities that are eligible for resale pursuant to Rule 144A under the 1933 Act, provided that such 144A security is, in each case, determined by the Adviser to be a liquid investment in accordance with appropriate procedures.

2.  The Value Growth Portfolio shall not purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Portfolio's net assets. Included within that amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired by the Portfolio at any time in units or attached to securities are not subject to this restriction.

With the exception of illiquid securities and borrowings, if a percentage increase is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

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OFFICERS AND DIRECTORS

The Board of Directors is responsible for the overall supervision of the operations of the Fund under the laws of the state of Maryland and performs the various duties imposed on the directors of investment companies by the Investment Company Act. The Board of Directors elects officers of the Fund annually. The officers and directors of the Fund, their ages and principal occupations for the past five years are set forth below. Corporate positions may, in some instances, have changed during this period. The two directors listed with an asterisk are "interested persons" as defined in the Investment Company Act. Messrs. Lang and Oddy are interested persons of the Fund by virtue of their positions with the Adviser, Distributor or an affiliate thereof.

Name, Address and Age	Position(s) Held with Fund	Term of Office & Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Interested Persons(2)

Craig A. Lang* (54)	President and Director	Since 2002	Dairy Farmer; Chairman and Director, FBL Financial Group, Inc.; President and Director, Iowa Farm Bureau Federation and other affiliates of the foregoing; Director, Western Agricultural Insurance Company and other affiliates of the foregoing; President and Trustee, EquiTrust Variable Insurance Series Fund; Member, Growmark, Inc. Coordinating Committee and American Farm Bureau Federation Board of Directors; past member, Cattlemens Beef Board.	13	Director, Farm Bureau Bank (San Antonio, Texas).

William J. Oddy* (61)	Vice President and Director	Since 1981	Chief Executive Officer and Management Director, FBL Financial Group, Inc.; Chief Executive Officer, Farm Bureau Life Insurance Company and other affiliates of the foregoing; Chief Executive Officer and Director, EquiTrust Life Insurance Company and other affiliates of the foregoing; Chief Executive Officer and Manager, EquiTrust Marketing Services, LLC; Chief Executive Officer and Director, EquiTrust Investment Management Services, Inc.; Vice President and Trustee, EquiTrust Variable Insurance Series Fund; Vice President and Director, EquiTrust Money Market Fund, Inc.; President and Director, FBL Real Estate Ventures, Ltd.	13	Director, American Equity Investment Life Insurance Company, Berthel Fisher & Company, Inc. and Berthel Fisher & Company Financial Services, Inc.

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Name, Address and Age	Position(s) Held with Fund	Term of Office & Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
James W. Noyce (50)	Chief Financial Officer and Treasurer	Since 1996	Chief Financial Officer and Chief Administrative Officer, FBL Financial Group, Inc. and other affiliates of the foregoing; Chief Administrative Officer, Treasurer and Manager, EquiTrust Marketing Services, LLC; Vice President, Treasurer and Director, EquiTrust Investment Management Services, Inc. and other affiliates of the foregoing; President, Treasurer and Director, FBL Leasing Services, Inc.; Chief Executive Officer, Chief Financial Officer and Chief Administrative Officer, Western Computer Services, Inc.; Chief Financial Officer and Treasurer, EquiTrust Variable Insurance Series Fund and EquiTrust Money Market Fund, Inc.	N/A	N/A

Dennis M. Marker (54)	Chief Executive Officer	Since 1982	Vice President-Investment Administration, FBL Financial Group, Inc. and other affiliates of the foregoing; President and Director, EquiTrust Investment Management Services, Inc.; Chief Compliance Officer, Vice President-Investment Administration and Manager, EquiTrust Marketing Services, LLC; Chief Executive Officer, EquiTrust Variable Insurance Series Fund and EquiTrust Money Market Fund, Inc.; Vice President and Director, FBL Leasing Services, Inc.	N/A	N/A

Stephen M. Morain (60)	Senior Vice President and General Counsel	Since 1982	General Counsel and Assistant Secretary, Iowa Farm Bureau Federation; General Counsel, Secretary and Director, Farm Bureau Management Corporation; Senior Vice President and General Counsel, FBL Financial Group, Inc. and other affiliates of the foregoing; Senior Vice President, General Counsel and Manager, EquiTrust Marketing Services, LLC; Senior Vice President, General Counsel and Director, EquiTrust Investment Management Services, Inc.	N/A	N/A

JoAnn Rumelhart (52)	Executive Vice President	Since 2000	Executive Vice President, Farm Bureau Life Insurance Company and other affiliates of the foregoing; Executive Vice President and Director, EquiTrust Investment Management Services, Inc.; Executive Vice President and Manager, EquiTrust Marketing Services, LLC; Executive Vice President, EquiTrust Variable Insurance Series Fund and EquiTrust Money Market Fund, Inc.; Vice President, EquiTrust Life Insurance Company.	N/A	N/A

John M. Paule (49)	Chief Marketing Officer	Since 2000	Chief Marketing Officer, FBL Financial Group, Inc. and other affiliates of the foregoing; Executive Vice President, EquiTrust Life Insurance Company; Chief Marketing Officer and Director, EquiTrust Investment Management Services, Inc.; Chief Marketing Officer and Manager, EquiTrust Marketing Services, LLC.	N/A	N/A

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Name, Address and Age	Position(s) Held with Fund	Term of Office & Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Lou Ann Sandburg (57)	Vice President-Investments and Assistant Treasurer	Since 1999	Vice President-Investments and Assistant Treasurer, FBL Financial Group, Inc. and other affiliates of the foregoing; Chief Compliance Officer, Vice President-Investments, Assistant Treasurer and Director, EquiTrust Investment Management Services, Inc.; Vice President, Assistant Treasurer and Manager, EquiTrust Marketing Services, LLC; Vice President, FBL Financial Services, Inc. and other affiliates of the foregoing; Vice President and Director, FBL Leasing Services, Inc.; Vice President, Secretary and Director, FBL Real Estate Ventures, Ltd.	N/A	N/A

Kristi Rojohn (42)	Chief Compliance Officer, Investment Compliance Vice President and Secretary	Since 1990	Chief Compliance Officer, Investment Compliance Vice President and Secretary, EquiTrust Variable Insurance Series Fund and EquiTrust Money Market Fund, Inc.; Investment Compliance Vice President and Secretary, EquiTrust Investment Management Services, Inc. and other affiliates of the foregoing.	N/A	N/A

Rob Ruisch (39)	Mutual Fund Accounting Director	Since 2005	Mutual Fund Accounting Director, EquiTrust Investment Management Services, Inc. and other affiliates of the foregoing.	N/A	N/A

Karen Garza (35)	Assistant Secretary	Since 2005	Assistant Secretary, EquiTrust Investment Management Services, Inc. and other affiliates of the foregoing.	N/A	N/A

Rebecca L. Howe (51)	Assistant Secretary	Since 2003	Assistant Secretary, EquiTrust Investment Management Services, Inc. and other affiliates of the foregoing.	N/A	N/A

Jennifer Morgan (35)	Assistant Secretary	Since 2005	Assistant Secretary, EquiTrust Investment Management Services, Inc. and other affiliates of the foregoing.	N/A	N/A

Jodi Winslow (30)	Assistant Secretary	Since 2005	Assistant Secretary, EquiTrust Investment Management Services, Inc. and other affiliates of the foregoing.	N/A	N/A

Independent Persons

Erwin H. Johnson (62) 1841 March Avenue Charles City, Iowa 50616-9115	Director	Since 1989	Farmer; Owner and Manager, Center View Farms, Co.; Farm Financial Planner, Iowa State University Cooperative Extension Service; Seed Sales, Syngenta.	13	Director, First Security Bank and Trust Co. (Charles City, Iowa)

Kenneth Kay (62) 51606 590th Street Atlantic, Iowa 50022-8233	Director	Since 1996	President, K-Ranch Inc.	13	Director, First Whitney Bank & Trust (Atlantic, Iowa)

Steven W. Plate (49) c/o Plate, Baker & Co. 1003 Main Street Grinnell, Iowa 50112	Director	Since 2003	CPA/Owner, Plate, Baker & Co., P.C., Certified Public Accountants.	13	N/A

James D. Wallace (50) 1111 Ashworth Road West Des Moines, IA 50265	Director	Since 2004	President and CEO, GuideOne Insurance and various subsidiaries; former President and CEO, National Travelers Life Company and various subsidiaries.	13	N/A

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Name, Address and Age	Position(s) Held with Fund	Term of Office & Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Erlin J. Weness (61) 1620 Pinewood Drive Worthington, Minnesota 56187	Director	Since 2003	Owner and Operator, Weness Consulting; Extension Educator-Farm Management, University of Minnesota	13	Director, First State Bank Southwest (Worthington, Minnesota), First State Insurance Agency (Worthington, Minnesota) and First Rushmore Bancorporation (Worthington, Minnesota)

(1)  Officers are elected annually by the Board of Directors and their terms continue until they are replaced or resign. Each director shall serve as a director of the Fund until the next meeting of shareholders called for the purpose of conducting the election of such director or a successor to such director, and until his successor is elected and qualified, or until such director sooner dies, resigns or is removed.

(2)  All interested persons maintain the same business address of 5400 University Avenue, West Des Moines, Iowa 50266.

The officers and directors of the Fund also serve in similar capacities as officers and directors of EquiTrust Money Market Fund, Inc. and as officers and trustees of EquiTrust Variable Insurance Series Fund. All, except one, of the Fund's officers and interested directors are also officers and directors of the Adviser and/or the Distributor or an affiliate thereof. The Fund's interested directors and officers serve without any compensation from the Fund. Each of the directors not affiliated with the Adviser and/or the Distributor or an affiliate thereof will be compensated by the Fund. Each independent director receives an annual retainer of $8,000 for serving on the boards of all EquiTrust Mutual Funds, a fee of $1,500 plus expenses for each directors' meeting of the EquiTrust Mutual Funds attended and a fee of $500 ($750 for committee chairmen) plus expenses for each committee meeting attended. A fee of $250 is paid for each telephonic board or committee meeting attended. For the fiscal year ended July 31, 2005, the Fund paid directors' fees totaling $21,417.

The following table sets forth compensation received by the independent directors of the Fund for the fiscal year ended July 31, 2005. The information in the last column of the table sets forth the total compensation received by all independent  directors for calendar year 2004 for services as a director of the Fund and director/trustee of other funds in the EquiTrust Fund Complex.

Name of Director	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation From All Funds in the EquiTrust Fund Complex(2)
Interested
Mr. Oddy	$0	$0	$0
Mr. Lang	0	0	0
Independent
Mr. Johnson	$4,500	$0	$11,250
Mr. Kay	4,167	0	10,750
Mr. Plate	4,250	0	10,750
Mr. Wallace(1)	4,250	0	7,500
Mr. Weness	4,250	0	10,000

(1)  Mr. Wallace was elected as a director of the Fund effective May 20, 2004.

(2)  The EquiTrust Fund Complex consists of three registered investment companies with a total of 13 portfolios.

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Directors and officers of the Fund do not receive any benefits from the Fund upon retirement nor does the Fund accrue any expenses for pension or retirement benefits.

The following table sets forth the dollar range of securities in the Fund owned by each Director and the aggregate dollar range of securities for all Funds in the EquiTrust Fund Complex owned by each Director as of December 31, 2004.

Name of Director	Dollar Range of Equity Securities in the Fund by Portfolio		Aggregate Dollar Range of Equity Securities in All Funds Overseen by Director in the EquiTrust Fund Complex
Interested
Craig A. Lang	High Grade Bond Strategic Yield Managed Blue Chip Value Growth	$1-$10,000 $1-$10,000 $1-$10,000 $1-$10,000 $1-$10,000	$10,001-$50,000
William J. Oddy	None		$10,001-$50,000
Independent
Erwin J. Johnson	Strategic Yield Managed Value Growth	$1-$10,000 $10,001-$50,000 $50,001-$100,000	Over $100,000
Kenneth Kay	High Grade Bond Managed Blue Chip	$1-$10,000 $1-$10,000 $1-$10,000	$1-$10,000
Steven W. Plate	Money Market High Grade Bond Strategic Yield Managed Blue Chip Value Growth	$1-$10,000 $1-$10,000 $1-$10,000 $1-$10,000 $1-$10,000 $1-$10,000	$10,001-$50,000
James D. Wallace	None		None
Erlin J. Weness	High Grade Bond Strategic Yield Managed	$1-$10,000 $1-$10,000 $1-$10,000 Value Growth	$1-$10,000 $1-$10,000

As of October 31, 2005, the officers and directors as a group owned less than 1% of the then outstanding shares of the Fund.

Committees of Board of Directors

The Board of Directors has established an Audit Committee. The Audit Committee of the Fund recommends the selection of an independent registered public accounting firm for the Fund, reviews with such independent registered public accounting firm the planning, scope and results of their audit of the Fund's

16

financial statements and the fees for service performed, reviews the financial statements of the Fund and receives audit reports. The Audit Committee consists of five members, Messrs. Johnson, Kay, Plate, Wallace and Weness, all of whom are independent directors of the Fund. The Audit Committee met three times during the Fund's fiscal year ended July 31, 2005.

The Board of Directors has also established a Nominating Committee. The Nominating Committee of the Fund selects and nominates all nominees for those director positions to be held by individuals who are not interested persons of the Fund. The Nominating Committee consists of five members, Messrs. Johnson, Kay, Plate, Wallace and Weness, all of whom are independent directors of the Fund. The Nominating Committee held one meeting during the fiscal year ending July 31, 2005. Shareholders may submit recommendations for nominees to the Board of Directors to the attention of the Chairman of the Nominating Committee.

INVESTMENT ADVISER

The following information supplements the information set forth in the Prospectus under the heading "Portfolio Management." Pursuant to the Investment Advisory and Management Services Agreement dated November 11, 1987 ("Agreement") for the Blue Chip Portfolio, and the Agreement as amended and restated June 25, 2003 and July 3, 2003 for all Portfolios except the Blue Chip Portfolio (collectively the "Agreement"), EquiTrust Investment Management Services, Inc. ("Adviser") acts as the Fund's investment adviser and manager, subject to the review of the Board of Directors. The Adviser is a wholly owned subsidiary of FBL Financial Services, Inc., which is a wholly owned subsidiary of FBL Financial Group, Inc., an Iowa corporation. At September 30, 2005, 62.30% of EquiTrust's outstanding voting power is owned in shares of various classes by Iowa Farm Bureau Federation, an Iowa not-for-profit corporation. The Adviser also acts as the investment adviser to individuals, institutions and two other mutual funds: EquiTrust Money Market Fund, Inc. and EquiTrust Variable Insurance Series Fund. Personnel of the Adviser also manage investments for the portfolios of insurance companies.

The Adviser subscribes to leading bond information services and receives published reports and statistical compilations from the issuers themselves, as well as analyses from brokers and dealers who may execute portfolio transactions for the Fund or the Adviser's other clients. The Adviser regards this information and material, however, as an adjunct to its own research activities.

Under the Agreement, the Adviser regularly provides the Fund with investment research, advice and supervision, and furnishes an investment program consistent with the investment objective(s) and policies of each Portfolio, determining, for each Portfolio, what securities shall be purchased and sold and what portion of the Portfolio's assets shall be held uninvested, subject always to: (i) the provisions of the Articles of Incorporation, the Fund's by-laws, the Investment Company Act and applicable requirements of the Code; (ii) the Portfolio's investment objective(s), policies and restrictions; and (iii) such policies and instructions as the Board of Directors may from time to time establish. The Adviser also advises and assists the officers of the Fund in taking such steps as are necessary or appropriate to carry out the decisions of the Board of Directors (and any committees thereof) regarding the conduct of the business of the Fund. The Adviser has agreed to arrange for any of its officers or directors to serve without salary from the Fund as directors, officers or agents of the Fund if duly elected to such positions.

The Adviser, at its expense, furnishes the Fund with office space and facilities, simple business equipment, advisory, research and statistical facilities and clerical services and personnel to administer the business affairs of the Fund. As compensation for the Adviser's investment advisory, management and clerical services, as well as the facilities it provides and the expenses it assumes, the Agreement provides for the payment of a monthly fee as described below.

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As compensation for the investment advisory and management services provided by the Adviser, the Fund has agreed to pay the Adviser an annual management fee, accrued daily and payable monthly, based on the average daily net assets of each Portfolio as follows:

	Average Daily Net Assets
Portfolio	First $200 Million	Second $200 Million	Over $400 Million
Money Market	0.25%	0.25%	0.25%
High Grade Bond	0.40%	0.35%	0.30%
Strategic Yield	0.55%	0.50%	0.45%
Managed	0.60%	0.55%	0.50%
Value Growth	0.50%	0.45%	0.40%
Blue Chip	0.25%	0.25%	0.25%

The Adviser is not required to pay expenses of the Fund other than those set forth above. Each Portfolio will pay all other expenses incurred in its operation, including a portion of the Fund's general administrative expenses, allocated on the basis of the Portfolio's net assets. Expenses that will be borne directly by the Portfolios include, but are not limited to, the following: net asset value calculations; portfolio transaction costs; interest on Fund obligations; miscellaneous reports; membership dues; all expenses of shareholders' and directors' meetings and of preparing, printing and mailing proxy statements, reports and notices to shareholders; all expenses of registering the Fund's shares under federal and state securities laws; the typesetting costs of printing Fund prospectuses and supplements thereto; investor services (including allocable telephone and personnel expenses); all taxes and fees payable to federal, state or other governmental authorities; fees and expenses of independent registered public accounting firms, legal counsel, custodian, transfer and dividend disbursing agents and any registrar; fees of directors who are not affiliated with the Adviser; insurance premiums for fidelity bond and other coverage of the Fund's operations; such non-recurring expenses as may arise including actions, suits or proceedings affecting the Fund and the legal obligation the Fund may have to indemnify its officers and trustees with respect thereto; and other general expenses. See "Underwriting and Distribution Expenses" and "Other Information - Accounting Services" for a description of certain other Fund expenses.

The Agreement was most recently approved for continuance on November 17, 2005, by the Board of Directors, including a vote of a majority of the directors who are not "interested persons" of either party to the Agreement. Unless earlier terminated as described below, the Agreement will remain in effect until November 30, 2006. Thereafter, the Agreement will continue in effect, with respect to a Portfolio, from year to year so long as its continuation is approved at least annually by (a) the vote of a majority of those directors who are not parties to the Agreement or "interested persons" of either party to the Agreement cast in person at a meeting called for the purpose of voting on such approval, and (b) either (i) the vote of a majority of the directors or (ii) the vote of a majority of the outstanding shares of such Portfolio.

The Board of Directors, including a majority of the independent directors, determined that approval of the Agreement was in the best interests of the Fund. The independent directors were assisted by independent legal counsel in making their determination.

The Board noted that the Adviser has managed each Portfolio since its inception. The Board recognizes that a long-term relationship with a capable, conscientious investment adviser is in the best interests of shareholders and that shareholders have invested in the Portfolios knowing that the Adviser managed the Portfolios and knowing the investment advisory fee schedule.

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Nature, Quality and Extent of Services. With respect to the nature, quality and extent of the services provided by the Adviser to the Portfolios, the Board considered the functions performed by the Adviser and the personnel providing such services, the Adviser's financial condition and the compliance regime created by the Adviser, including the fact that the Fund has had no material compliance issues.

The Board also reviewed and discussed reports prepared by the Adviser containing information on each Portfolio's total returns and average annual total returns over various periods of time as compared to relevant market indices and a peer group of funds pursuing broadly similar strategies. The Board also considered for each Portfolio, with the exception of the Money Market Portfolio, the Portfolio's Morningstar rating. The Board concluded that as to each Portfolio, the investment performance was satisfactory, and in some cases, good versus relevant market indices, and was in line with the other mutual funds included in the reports. Based on the information provided, the Board concluded that the nature and extent of services provided to each Portfolio were appropriate and that the quality was good.

Fees and Expenses. For each Portfolio, the Board compared the amounts paid to the Adviser for advisory services and each Portfolio's expense ratio with other registered funds pursuing broadly similar strategies as included in reports prepared by the Adviser. This information showed that the advisory fee of each of the High Grade Bond, Strategic Yield, Value Growth and Blue Chip Portfolios was below average compared to other mutual funds pursuing broadly similar strategies and that the advisory fee of each of the Money Market and Managed Portfolios was above average compared to other mutual funds pursuing broadly similar strategies. This information also showed that the expense ratios of the Class B Shares of the High Grade Bond and Blue Chip Portfolios and the Institutional Class Shares of the High Grade Bond, Managed, Value Growth and Blue Chip Portfolios were below average compared to similar mutual funds, and that the expense ratios of the Class B Shares of the Money Market, Managed, Strategic Yield and Value Growth Portfolios and the Institutional Class Shares of the Money Market and Strategic Yield Portfolios were higher than average. For those Portfolios with expense ratios higher than average, the Board considered that the higher expenses may be due to the low average shareholder account size and the large number of shareholder accounts. In addition, the Board considered amounts paid to the Adviser by funds which serve as investment options for variable insurance products and by the EquiTrust Money Market Fund. The Board received information from the Adviser regarding the Adviser's standard advisory fee schedules for the Adviser's other clients. With respect to the Adviser's other clients, the Board considered that the mix of services provided and the level of responsibility required under the Agreement with the Fund were different than the Adviser's obligations for similar client accounts and that the advisory fees of such accounts are less relevant to the Board's consideration because they reflect different competitive forces than those in the mutual fund marketplace. With respect to other EquiTrust funds, the Board considered differences in fund and fee structures in light of the different distribution channels of the funds.

The Board also considered that the Adviser has reimbursed expenses for the Portfolios over various periods of time. Based on the information considered, the Board concluded that each Portfolio's advisory fee was reasonable and appropriate in amount given the quality of services provided.

Profitability. With respect to the costs of services provided and profits realized by the Adviser, the Board considered the advisory fees received by the Adviser from each Portfolio, and requested and received from the Adviser information on each Portfolio's net assets and expense ratios over a ten-year period. The Board also considered the fact that the Adviser continues to be subject to an expense reimbursement agreement and that the Adviser has kept expenses at a reasonable level. Based on this information, the Board concluded for each Portfolio that the Adviser's profitability was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Portfolio grows and whether fee levels reflect economies of scale for the benefit of Portfolio shareholders.

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The Board reviewed each Portfolio's net assets and expense ratios over a ten-year period. The Board noted that the High Grade Bond, Managed, Strategic Yield and Value Growth Portfolios have advisory fee breakpoints designed to share economies of scale with shareholders. The Board also considered that the current size of each Portfolio does not lend itself to economies of scale. The Board concluded with respect to each of the Portfolios, that the total expense ratios were reasonable.

Other Benefits to the Adviser and its Affiliates. The Board considered the character and amount of other incidental benefits received by the Adviser and its affiliates from their relationship with the Fund, including fees received by the Adviser for accounting services, shareholder services, dividend disbursing and transfer agent services and fees received by an affiliate of the Adviser for distribution services. The Board also considered that the Adviser does not engage in soft dollar arrangements in connection with brokerage transactions for the Portfolios. The Board concluded that, taking into account these benefits, the Portfolios' advisory fees were reasonable.

Based on all of the information considered and the conclusions reached, the Board determined to approve the Agreement. The Board of Directors, including the independent directors, did not identify any single factor or group of factors as all important or controlling and considered all factors together.

The Agreement will be deemed to have been approved or disapproved by the Shareholders of a Portfolio if a majority of the outstanding shares of such Portfolio vote for or against approval of the Agreement, notwithstanding (a) that the Agreement has not been approved or disapproved by a majority of the outstanding shares of any other Portfolio, and (b) that the Agreement has not been approved or disapproved by a vote of a majority of the outstanding shares of the Fund. The Agreement may be terminated without penalty at any time upon 60-days' notice by either party, and will terminate automatically upon assignment.

The Agreement provides that the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of such transactions will not be influenced by existing or potential custodial or other Fund relationships.

For the fiscal years ended July 31, 2005, 2004 and 2003, the advisory and management fee expense was as follows:

Name of Portfolio	2005	2004	2003
Money Market*	$8,774	$9,898	$12,096
High Grade Bond	$64,340	$70,195	$69,699
Strategic Yield	$73,602	$73,862	$72,026
Managed	$259,847	$250,494	$217,798
Value Growth	$394,438	$372,329	$310,113
Blue Chip	$149,576	$146,062	$120,877

  *  The Adviser waived all of the advisory and management fees due for the fiscal years ended July 31, 2003 and 2004. For the fiscal year ended July 31, 2005, the Adviser waived $2,797 of advisory and management fees. The advisory and management fee waiver was terminated November 24, 2004.

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The Adviser has also agreed to reimburse any Portfolio of the Fund annually to the extent that the annual operating expenses (including the investment advisory fee but excluding distribution, brokerage, interest, taxes and extraordinary expenses) of that Portfolio exceed 1.50% of its average daily net assets for any fiscal year of the Portfolio. However, the amount reimbursed shall not exceed the amount of the advisory fee paid by the Portfolio for such period.

During fiscal years 2003 through 2005, the Adviser voluntarily waived custodial fees through October 22, 2004, and management and accounting fees through November 24, 2004 for the Money Market Portfolio - Class B and Class I Shares; and transfer agent fees through October 22, 2004 for the Money Market Portfolio - Class B shares. EquiTrust Marketing Services, LLC voluntarily waived administrative services fees through October 22, 2004 for the Money Market Portfolio - Class B shares. These voluntary waivers lowered expenses. Fee waivers may be terminated at any time at the option of the Adviser or EquiTrust Marketing Services, LLC.

Portfolio Manager Information

The table below discloses additional accounts for which the portfolio managers of the Adviser are primarily responsible as of the fiscal year ended July 31, 2005.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Charles T. Happel	1	$296	N/A	N/A	3	$1,237
Robert J. Rummelhart	1	$296	N/A	N/A	1	$8,000

The table below shows those additional accounts overseen by the portfolio managers for which the advisory fee is based on the account's performance.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Charles T. Happel	N/A	N/A	N/A	N/A	N/A	N/A
Robert J. Rummelhart	N/A	N/A	N/A	N/A	N/A	N/A

Each of our portfolio managers receives a base salary from FBL Financial Group, Inc., stock options and contributions to its pension program. In addition, cash bonuses are awarded annually, based on the attainment of firm-wide goals set for FBL Financial Group, Inc. No part of any portfolio manager's compensation is derived from performance or net asset value of any Portfolio.

Material Conflicts of Interest

Material conflicts of interest that may arise in connection with the managers' oversight of the Portfolios' investments and the investments of other accounts managed include conflicts between the investment

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strategy of a Portfolio and the investment strategy of such other accounts and conflicts associated with the allocation of investment opportunities between a Portfolio and such other accounts.

By implementing investment strategies of various accounts, a manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts or accounts that pay higher fees. These accounts may include, among others, mutual funds and separate accounts.

Managers make investment decisions for each Portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that Portfolio. Consequently, managers may purchase (or sell) securities for one Portfolio and not another, or may take similar actions for different Portfolios at different times. Consequently, the mix of securities purchased in one Portfolio may perform better than the mix of securities purchased for another Portfolio. Similarly, the sale of securities from one Portfolio may cause that Portfolio to perform better than others if the value of those securities decline.

Potential conflicts of interest may also arise when allocating and/or aggregating trades. Managers often aggregate into a single trade order several individual contemporaneous orders in a single security. When trades are aggregated on behalf of more than one account, such transactions should be allocated to all participating accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, accounts with the same or similar investment objectives should receive an equitable opportunity to participate meaningfully and should not be unfairly disadvantaged.

Ownership of Securities

The following table sets forth the dollar range of securities in the Fund owned by each Portfolio Manager as of July 31, 2005.

Portfolio Manager	Dollar Range of Equity Securities in the Fund by Portfolio
Charles T. Happel Strategic Yield $10,001-$50,000 Managed Value Growth Blue Chip	$10,001-$50,000 $10,001-$50,000 $1-$10,000
Robert J. RummelhartManaged	$10,001-$50,000

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

With respect to transactions in portfolio securities, whether through a broker as agent or with a dealer as principal, the Adviser endeavors to obtain for the Fund the most favorable prices and efficient execution of orders. Subject to this primary consideration, the Adviser may place a Portfolio's transactions with firms that furnish research, statistical and other services. In particular, the Adviser may direct brokerage transactions to a specific broker in return for certain data and research-oriented software. Certain affiliates of the Adviser also place portfolio transactions with these brokerage firms, and such affiliates share the benefits of the research and other services obtained from these brokers. The Adviser regards information which is customarily available only in return for brokerage as among the many elements to be considered in arriving at investment decisions. No specific value can be determined for most such information and services and they are deemed supplemental to the Adviser's own efforts in the performance of its duties under the Agreement. Any research benefits derived are available for all clients and not all research services may be used by the Adviser in connection with the Fund.

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Brokerage research services, as provided in Section 28(e) of the Securities Exchange Act of 1934, include: advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends; portfolio strategy and performance of accounts; and the execution of securities transactions and performance of functions incidental thereto (such as clearance and settlement).

If, in the judgment of the Adviser, the Fund or any Portfolio will be benefited by such supplemental research services, the Adviser is authorized to pay greater commissions than another broker or dealer may charge for the same transaction. Accordingly, while the Adviser generally seeks reasonably competitive commissions, the Portfolios will not necessarily be paying the lowest commission available in every case. Information received from brokerage research will be in addition to and not in lieu of the services required to be performed by the Adviser under the Agreement. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Neither the Adviser nor any of its affiliates will receive any brokerage business arising out of Portfolio transactions for the Fund. The Fund and each Portfolio paid brokerage commissions during the fiscal years ended July 31, 2005, 2004 and 2003, as follows:

Name of Portfolio	2005	2004	2003
Total	$74,372	$72,788	$102,932
Money Market Portfolio	0	0	0
High Grade Bond Portfolio	0	0	0
Strategic Yield Portfolio	0	0	$136
Managed Portfolio	$18,299	$22,931	$21,552
Value Growth Portfolio	$54,239	$47,273	$33,958
Blue Chip Portfolio*	$1,834	$2,584	$47,286

*  During the fiscal year ended July 31, 2003, the Blue Chip Portfolio was substantially restructured to more closely reflect the sector weightings of the benchmark S&P 500 Index. This restructuring involved a relatively large amount of trading activity compared to what occurred during the following year.

In some instances, the Portfolios may deal in securities that are not listed on a national securities exchange but rather are traded in the over-the-counter market. The Portfolios may also purchase listed securities through the "third market" (i.e., from a dealer that is not a member of the exchange on which a security is listed). Where transactions are executed in the over-the-counter or third markets, the Adviser will seek to deal with primary market makers but, when necessary, will utilize the services of brokers. In all such cases, the Adviser will attempt to negotiate the best price and execution. Money market instruments are generally traded directly with the issuer. On occasion, other securities may be purchased directly from the issuer. The cost of a Portfolio's securities transactions will consist primarily of brokerage commissions or dealer or underwriter spreads.

Certain investments may be appropriate for certain of the Portfolios and the Adviser's other clients. Investment decisions for the Portfolios and such other clients are made with a view to achieving their respective investment objectives and after consideration of factors such as their current holdings, availability of cash for investment and the size of their investments in general. Frequently, a particular security may be bought or sold for only one client, or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more Portfolios or other clients at the same time. In this event, such transactions will be allocated

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among the Portfolios or other clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. It is the opinion of the Adviser that the benefits available because of the Adviser's organization outweigh any disadvantages that may arise from exposure to simultaneous transactions. Purchase and sale orders for a Portfolio may be combined with those of other Portfolios or other clients of the Adviser in the interest of the most favorable net results to the Portfolio.

UNDERWRITING AND DISTRIBUTION EXPENSES

EquiTrust Marketing Services, LLC, an affiliate of the Adviser (the "Distributor"), 5400 University Avenue, West Des Moines, IA 50266, serves as principal underwriter for the Fund under an Underwriting Agreement dated December 1, 2003, and as a distributor for the continuous offering of the Fund's shares under an amended and restated Distribution Plan and Agreement dated December 1, 2003 ("Distribution Agreement"). (Prior to December 1, 2003 EquiTrust Investment Management Services, Inc. served as principal underwriter and Distributor for the Fund.) The Underwriting Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares. See "Other Information - Distributor" in the Prospectus. The Distributor bears all its expenses of providing services pursuant to the Distribution Agreement, including the payment of any commissions and the preparation and distribution of advertising or sales literature, and bears the cost of printing and mailing prospectuses to persons other than shareholders. The Fund bears the cost of qualifying and maintaining the qualification of its shares for sale under the securities laws of the various states and the expense of registering its shares with the Commission.

The Distribution Agreement continues in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Directors of the Fund, including the Directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the agreement. The Distribution Agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Fund or by the Distributor upon six months' notice. Termination by the Fund may be by vote of a majority of the Board of Directors, or a majority of the Directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Distribution Agreement, or a "majority of the outstanding voting securities" of the Fund as defined under the Investment Company Act. The Distribution Agreement may not be amended to increase the fee to be paid by the Fund without approval by a majority of the outstanding voting securities of the Fund, and all material amendments must in any event be approved by the Board of Directors in the manner described above with respect to the continuation of the Agreement. Shareholders vote in the aggregate and not by Portfolio with respect to the Distribution Agreement.

For its services under the Distribution Agreement, the Fund pays the Distributor a fee, payable monthly, at the annual rate of .25% of the average daily net assets of the Class A Shares of the Fund and .50% of the average daily net assets of the Class B Shares of the Fund. The Distribution Agreement is a "compensation type" plan, which means that the Distributor may receive compensation that is more or less than the actual expenditures made. Since the Distribution Agreement applies to all Portfolios, the fees paid by one Portfolio may be used to finance distribution of the shares of another Portfolio, and the distribution fee payable to the Distributor is allocated among the Portfolios based on relative net asset size. The Distributor also provides information and administrative services for Fund shareholders of Class A and Class B Shares pursuant to an administrative services agreement. For such services, the Fund pays the Distributor a fee, payable monthly, at an annual rate of .25% of average daily net assets of the Class A and Class B Shares of the Fund.

During the fiscal year ended July 31, 2005, the Fund's Class B Shares paid $925,045 in annual distribution fees, which were paid to the Distributor of the Fund. Of this amount, the Distributor retained $325,548. During the fiscal year ended July 31, 2004, the Fund's Class B Shares paid $620,777 and $284,559, respectively, in annual distribution fees to the Distributor and to EquiTrust Investment Management Services, Inc., the former

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distributor; and during the fiscal year ended July 31, 2003, the Fund's Class B Shares paid $792,103 in annual distribution fees to EquiTrust Investment Management Services, Inc. The Fund's Class A Shares did not pay distribution fees during the fiscal year ended July 31, 2005 since the Class A Shares were not offered until December 1, 2005.

During the fiscal year ended July 31, 2005, the Distributor incurred expenses in the amounts noted: $1,943 for commission and distribution fees paid to Dealers for Class B Share sales, $503,862 for management services, $33,887 for rent, $14,162 for telephone, $7,628 for postage, $19,235 for printing and office supplies, and $18,780 for furniture and equipment.

During the fiscal year ended July 31, 2005, EquiTrust Marketing Services, LLC received $95,206 in contingent deferred sales charges with respect to the Fund's Class B Shares. During the fiscal year ended July 31, 2004, EquiTrust Marketing Services, LLC and EquiTrust Investment Management Services, Inc, the former distributor, received $65,829 and $65,067, respectively, in contingent deferred sales charges; and during the fiscal year ended July 31, 2003, EquiTrust Investment Management Services, Inc. received $122,483 in contingent deferred sales charges.

The Distributor also acts as principal underwriter and a distributor of the shares of EquiTrust Money Market Fund, Inc. and EquiTrust Variable Insurance Series Fund.

The Board of Directors has determined that in its judgement there is a reasonable likelihood that the Distribution Agreement will benefit the Portfolios and their shareholders. If the sizes of the Portfolios are increased rapidly, fixed expenses will be reduced as a percentage of each shareholder's investment. The distribution fee will also provide the Distributor and others an incentive to promote the Portfolios and to offer individual shareholders prompt and efficient service. The directors and officers of the Distributor and its affiliates, including the officers and interested directors of the Fund, have a direct or indirect financial interest in the Distribution Agreement. The independent directors of the Fund do not have any direct or indirect financial interest in the Distribution Agreement.

PROXY VOTING

The Board has delegated the authority for voting proxies relating to the Fund's portfolio securities to the Adviser, who has agreed to vote such proxies according to the Adviser's Proxy Voting Policies and Procedures. The Adviser's Proxy Voting Policies and Procedures set forth the general principles used to determine how the Adviser votes proxies on securities in client accounts for which the Adviser has proxy voting authority, including the Fund. The Adviser's general policy is to vote proxies in the best interests of clients. In pursuing this policy, the Adviser votes in a manner that is intended to maximize the value of client assets and seeks to align the interests of management of the companies in which it invests with the interests of clients.

The Adviser's Proxy Voting Policies and Procedures describe how the Adviser usually votes proxies on various matters, such as proposals on corporate governance, changes to capital structure and routine matters including the election of directors and ratification of the appointment of an independent registered public accounting firm. The Adviser's Proxy Voting Policies and Procedures provide that proxies with respect to foreign companies may not be voted, where the company is in a country which prohibits shareholders who vote proxies from trading the company's shares within a given period of time around the shareholder meeting date ("share blocking"). If the application of the voting guidelines is unclear, the matter is not covered by the voting guidelines or the voting guidelines call for case-by-case review, the Adviser's Investment Committee will formulate a recommendation on the matter in accordance with the Adviser's goal of maximizing client assets.

The Adviser's Proxy Voting Policies and Procedures describe how the Adviser addresses conflicts of interest between the Adviser and its clients, including Fund shareholders, with respect to proxy voting decisions.

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Actual or potential conflicts of interest involving a company or companies affiliated with the Adviser of which the Adviser is unaware are not considered conflicts of interest covered by the Proxy Voting Policies and Procedures. To resolve conflicts of which it is aware, the Adviser will (1) obtain client consent before voting in accordance with the voting guidelines or the recommendation of the Investment Committee, (2) refer the matter to a third party proxy voting service or (3) the Investment Committee will prepare a report documenting the conflict, the procedures used to address the conflict, any contacts from outside parties regarding the proposal and the reason for the recommendation. Please refer to Appendix D of this SAI for a description of the policies and procedures adopted by the Adviser.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-860-2904, and on the SEC's website at http://www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

It is the Fund's policy to protect the confidentiality of its Portfolio holdings and prevent the selective disclosure of non-public information concerning the Portfolios. The Fund maintains policies and procedures that govern the timing and circumstances of Portfolio holdings to shareholders and third parties. These policies and procedures have been approved by the Fund's Board of Directors.

In accordance with SEC regulatory requirements, each Portfolio files a complete schedule of its holdings within 60 days of the end of each fiscal quarter in either the Fund's annual or semi-annual reports, or on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov, and annual and semi-annual reports are available, free of charge, on the Fund's website at www.equitrust.com.

Each Portfolio generally discloses its top ten holdings within 45 days of the end of each fiscal quarter on the Fund's website, www.equitrust.com.

Non-public Portfolio holdings information may not be provided to any current or prospective shareholder, or any broker-dealer or financial intermediary who seeks such information for purposes of determining whether to invest in the Portfolios as the Fund does not consider this a legitimate business need. If such persons request Portfolio holdings information, they may only be provided with information that is disclosed in the latest reports on Forms N-CSR and N-Q as filed with the SEC, or with the top ten holdings disclosed on the Fund's website.

Non-public Portfolio holdings information may be provided to the following categories of persons based upon the fact that they have a legitimate business need for such information and are subject to a duty of confidentiality: the Adviser; custodian; ratings or ranking agencies; companies that provide analytical services to the Fund and the Adviser; pricing and proxy voting services employed by the Fund; broker-dealers who provide execution or research services for the Fund (including identifying potential buyers and sellers for securities that are held by the Portfolios); broker-dealers who provide quotations that are used in pricing when a pricing service is unable to provide a price or it is determined to be unreliable; and companies that provide other services that are deemed to be beneficial to the Portfolios. Other than in the case of the Adviser or a broker-dealer to whom such information has been disclosed for the purpose of executing trades on behalf of the Portfolios of the Fund, all of the aforementioned persons have a duty not to trade on non-public Portfolio holdings information. Disclosure of Portfolio holdings information to any of the aforementioned persons must be authorized by the Mutual Fund Accounting Director and may be delayed for such period of time as that individual deems appropriate in light of the Fund's policy to protect the confidentiality of such information.

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As of the date of this SAI, the Fund has ongoing arrangements with the following parties:

Name	Information Disclosed	Frequency
Institutional Shareholder Services	Portfolio Holdings	Daily
FT Interactive Data	Portfolio Holdings	Daily
JPMorgan Chase Bank, N.A	Portfolio Holdings	Daily
Standard & Poor's Securities Evaluations Inc.	Portfolio Holdings	Daily
Bloomberg L.P.	Portfolio Holdings	Monthly
Morningstar, Inc.	Portfolio Holdings	Monthly
Lipper, Inc.	Portfolio Holdings	Quarterly
Thomson Financial	Portfolio Holding percentages	Quarterly

The Fund may grant exceptions to permit additional disclosure of Portfolio holdings information at differing times and with differing lag times to certain individuals or entities. In such cases, disclosure of Portfolio holdings information may be made only with prior written approval of the Chief Compliance Officer of the Fund. Such approval may only be given if the disclosure is in the best interest of shareholders invested in the Portfolios.

Persons who owe a duty of trust or confidence to the Fund may receive non-public Portfolio holdings information on an as-needed basis. Such persons include the Fund's independent registered public accounting firm, counsel to the Fund and to the independent directors and members of the Board of Directors. The Fund believes that all of such persons have a duty not to trade on non-public Portfolio holdings information.

The Fund's Chief Compliance Officer monitors for compliance with the foregoing policies. Any violations of these policies are reported to the Fund's Board of Directors on a quarterly basis. The Chief Compliance Officer will periodically report to the Board of Directors on: (a) approvals to disclose Portfolio holdings information, and (b) the effectiveness of the policies and procedures for disclosure of such information. In no event shall the Adviser, its affiliates or employees, the Fund or any Portfolio receive any direct or indirect compensation in connection with the disclosure of information about Portfolio holdings.

Any conflict between the interests of shareholders invested in the Portfolios and the interests of the Adviser or any of its affiliates will be reported to the Board of Directors, which will make a determination of whether it is in the best interests of shareholders to disclose such information.

The Fund may amend its policies and procedures on the disclosure of Portfolio holdings information in the future.

PORTFOLIO TURNOVER

The portfolio turnover rates for the Portfolios are set forth under "Financial Highlights" in the Prospectuses. Portfolio turnover is calculated by dividing the lesser of purchases or sales of a Portfolio's securities during a fiscal year by the average monthly value of the Portfolio's securities during such fiscal year. In determining

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the portfolio turnover rate, all securities whose maturities or expiration dates at the time of acquisition were one year or less are excluded. Thus, the portfolio turnover rate measures only that portion of the Portfolio that is considered to be long-term. Portfolio turnover rates may be affected by factors such as purchase and redemption requirements and market volatility and may vary greatly from time to time. Frequency of portfolio turnover will not be a limiting factor if the investment adviser deems it desirable to purchase or sell securities. Increased portfolio turnover may result in greater brokerage commissions and consequent expense to the Portfolio. If any Portfolio were to derive more than 30% of its gross income from the sale of securities held less than three months, it might fail to qualify under the tax laws as a regulated investment company for that year and consequently would lose certain beneficial tax treatment of its income; however, each Portfolio intends to continue to qualify as a regulated investment company each year. See "Taxes."

PURCHASES AND REDEMPTIONS

The following supplements the discussion in the Prospectuses under the headings "How to Buy Shares" and "How to Redeem Shares."

EquiTrust Marketing Services, LLC, as Distributor and principal underwriter of the Fund's shares, may use other broker-dealer firms to assist in providing distribution of the Fund's Class A and Class B Shares. Shares of each Portfolio are sold at their respective net asset value ("NAV") next determined after an order for purchase and payment are received in proper form (less the maximum sales charge for Class A Shares).

Shares of each Portfolio are redeemed at their respective NAV next determined after a request for redemption is received in proper form. The Fund may suspend the right of redemption or postpone the date of payment, with respect to the shares of a Portfolio, during any period when (a) trading on the NYSE is restricted as determined by the Commission or such exchange is closed for trading (other than customary weekend and holiday closing); (b) an emergency exists, as determined by the Commission, as a result of which disposal of such Portfolio's securities, or determination of the NAV of such Portfolio, is not reasonably practicable; or (c) the Securities and Exchange Commission by order permits such suspension for the protection of shareholders. In such event, redemption will be effected at the NAV next determined after the suspension has been terminated unless the shareholder has withdrawn the redemption request in writing and the request has been received by EquiTrust Marketing Services, LLC, 5400 University Avenue, West Des Moines, Iowa 50266-5997, prior to the day of such determination of NAV.

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NET ASSET VALUE

The NAV per share of each Portfolio is determined as of the earlier of 3:00 p.m. (Central time) or the close of regular trading on the NYSE, on each day that (i) the NYSE is open for business; and (ii) an order for purchase or redemption of shares of the Portfolio is received. The NAV per share of each Portfolio is computed by dividing the total value of the Portfolio's securities and other assets, less liabilities, by the total number of outstanding shares of such Portfolio.

The Fund reserves the right to calculate or estimate the NAV of a Portfolio more frequently than once daily if deemed desirable. If the Fund's offices should be closed because of a weather-related or comparable type of emergency and the Fund is unable to segregate orders and redemption requests received on that day, the Fund will price those orders and redemptions at the NAV next determined for each Portfolio.

The following supplements the discussion in the Prospectus under the heading "Other Information - Net Asset Value."

Money Market Portfolio

The NAV per share of the Money Market Portfolio is computed by dividing the total value of the Portfolio's securities and other assets, less liabilities (including dividends payable), by the number of shares outstanding. The assets are determined by valuing the portfolio securities at amortized cost, pursuant to Rule 2a-7 under the Investment Company Act. The amortized cost method of valuation involves valuing a security at cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

The purpose of the amortized cost method of valuation is to attempt to maintain a constant NAV per share of $1.00. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold its portfolio securities. Under the direction of the Board of Directors, certain procedures have been adopted to monitor and stabilize the price per share. Calculations are made to compare the value of the portfolio securities, valued at amortized cost, with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value (provided the Board of Directors has reviewed and approved the method of making such estimates), or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for those instruments. If a deviation of 1/2 of 1% or more between the Portfolio's $1.00 per share NAV and the NAV calculated by reference to market valuations were to occur, or if there were any other deviations which the Board of Directors believed would result in dilution or other unfair results material to shareholders, the Board of Directors would consider what action, if any, should be initiated.

The market value of debt securities usually reflects yields generally available on securities of similar quality. When yields decline, the market value of a portfolio holding higher yielding securities can be expected to increase; when yields increase, the market value of a portfolio invested at lower yields can be expected to decline. In addition, if the Portfolio has net redemptions at a time when interest rates have increased, the Portfolio may be forced to sell portfolio securities prior to maturity at a price below the Portfolio's carrying value. Also, because the Portfolio generally will be valued at amortized cost rather than market value, any yield quoted may be different from the yield that would result if the entire Portfolio were valued at market value, since the amortized cost method does not take market fluctuations into consideration.

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Other Portfolios

The NAV per share of each Portfolio other than the Money Market Portfolio is computed by dividing the total value of the Portfolio's securities and other assets, less liabilities, by the number of Portfolio shares then outstanding. Securities traded on a national exchange are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked prices. Securities, other than money market instruments, traded in the over-the-counter market are valued at the mean between the bid and asked prices or at yield equivalent as obtained from one or more dealers that make markets in the securities. Securities traded both in the over-the-counter market and on a national exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors. Money market instruments are valued at market value, except that debt instruments maturing in 60 days or less are valued using the amortized cost method of valuation.

The proceeds received by each Portfolio for each issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated specifically to such Portfolio, and constitute the underlying assets of such Portfolio. The underlying assets of each Portfolio are segregated on the Fund's books of account and are charged with the liabilities of such Portfolio and with a share of the general liabilities of the Fund. Expenses with respect to any two or more Portfolios are allocated in proportion to the NAVs of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made.

TAXES

For federal income tax purposes, each Portfolio is treated as a separate entity. Each Portfolio has qualified and intends to continue to qualify and to be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). If a Portfolio qualifies as a regulated investment company and complies with the provisions of the Code, such Portfolio will be relieved from federal income tax on its "investment company taxable income" (as such term is defined in the Code) and net realized capital gains that it distributes to its shareholders. To qualify for treatment as a "regulated investment company," a Portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stocks, securities, or currencies. In addition, a Portfolio must diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year (i) at least 50% of the market value of the Portfolio's assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities, with these other securities limited, with respect to any one issuer, to an amount not greater in value than 5% of the Portfolio's total assets, and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the market value of the Portfolio's assets is invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or two or more issuers controlled by the Portfolio and engaged in the same, similar or related trades or businesses. In meeting these requirements, a Portfolio may be restricted in the utilization of certain of its investment techniques.

A non-deductible 4% federal excise tax is imposed on the excess of the required distribution for a calendar year over the distributed amount for such calendar year. The required distribution is generally the sum of 98%

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of a Portfolio's net ordinary income for the calendar year plus 98% of its capital gain net income for the one year period ending October 31 plus all such net ordinary income and net capital gains for previous years that were not distributed during such years. The Fund intends to declare or distribute dividends from each Portfolio during the calendar year in an amount sufficient to prevent imposition of this 4% excise tax.

If a Portfolio fails to qualify as a "regulated investment company" under the Code, the Portfolio would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Portfolio in computing its taxable income. In the event of a failure to qualify as a regulated investment company, the Portfolio's distributions, to the extent derived from the Portfolio's current or accumulated earnings and profits, will constitute dividends, which will generally be eligible for the dividends received deduction available to corporate shareholders under section 243 of the Code (the "Dividends Received Deduction"). Furthermore, in such event, individual and other noncorporate shareholders of the Portfolio would generally be able to treat such distributions as "qualified dividend income" eligible for reduced rates of federal income taxation in taxable years beginning on or before December 31, 2008.

A portion of the dividends from a Portfolio may be eligible for a 70% Dividends Received Deduction available to corporate shareholders or for treatment as "qualified dividend income" available to individual and other non-corporate shareholders. The aggregate amount eligible for the Dividends Received Deduction may not exceed the aggregate qualifying dividends received by such Portfolio for the fiscal year. 100% of the income dividends paid by the Value Growth, Managed and Blue Chip Portfolios during the fiscal year ended July 31, 2004 qualified for the Dividends Received Deduction.

If a shareholder exchanges shares of a Portfolio for shares of another Portfolio of the Fund, the shareholder will recognize a gain or loss for federal income tax purposes measured by the difference between the value of the shares acquired and the adjusted tax basis of the shares exchanged. Such gain or loss will generally be a capital gain or loss and will be a long-term gain or loss if the shareholder held his or her shares for more than one year. If a shareholder realizes a loss on the redemption of shares of a Portfolio and invests in shares of the same Portfolio within 30 days before or after the redemption, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for federal income tax purposes. Any loss recognized on the disposition of shares of a Portfolio held six months or less will be treated as long-term capital loss to the extent that the shareholder has received any long-term capital gain dividends on such shares.

The discussion under "Distributions and Taxes" in the Prospectus, in conjunction with the foregoing, is a general summary of applicable provisions of the Code and Treasury Regulations now in effect as currently interpreted by the courts and the Internal Revenue Service. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time by legislative, judicial or administrative action, possibly with retroactive effect. Shareholders are therefore advised to consult with their own tax advisors before making an investment in a Portfolio.

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DIVIDENDS AND DISTRIBUTIONS

The following supplements the discussion of dividends and distributions in the Prospectus under the headings "Distributions and Taxes - Distributions."

Money Market Portfolio

The Money Market Portfolio declares dividends of all its daily net investment income on each day the Portfolio's NAV per share is determined. Dividends are payable monthly and are automatically reinvested and distributed on the last business day of each month.

Net investment income, for dividend purposes, consists of (i) accrued interest income, plus or minus (ii) amortized purchase discount or premium, plus or minus (iii) all short-term realized gains or losses and unrealized appreciation or depreciation on portfolio assets, minus (iv) all accrued expenses of the Portfolio. Expenses of the Portfolio are accrued daily. So long as portfolio securities are valued at amortized cost, there will be no unrealized appreciation or depreciation on such securities.

High Grade Bond and Strategic Yield Portfolios

Each of these Portfolios declares dividends of all its investment income on each day the Portfolio's NAV is determined. Dividends are automatically reinvested and distributed on the last business day of each month. Any short-term and long-term gains will be declared and distributed periodically, but in no event less frequently than annually.

Value Growth, Blue Chip and Managed Portfolios

It is the policy of the Value Growth and Blue Chip Portfolios to distribute at least annually substantially all their net investment income, if any, and any net realized capital gains. It is the policy of the Managed Portfolio to distribute substantially all its net investment income quarterly, if any, and to distribute substantially all net short-term and long-term gains at least annually.

Both dividend and capital gain distributions will be made in shares of a Portfolio unless a shareholder requests payment in cash.

ORGANIZATION OF THE FUND

The Fund is an open-end, diversified series management investment company registered under the Investment Company Act. The Fund was organized as a corporation under the laws of Maryland on August 14, 1970 and has authorized capital of 5,000,000,000 shares of common stock, $.001 par value per share.

Currently, the Fund offers three classes of shares - Class A Shares, Class B Shares and Class I Shares - which have different expenses that will affect performance. Class I shares are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) the following investment advisory clients of EquiTrust: (1) affiliated and unaffiliated benefit plans such as qualified retirement plans, and (2) affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, Inc., its affiliates, and affiliated state Farm Bureau Federations; (d) directors and trustees of the EquiTrust Mutual Funds; and (e) such other types of accounts as EquiTrust Marketing Services, LLC, the Fund's distributor, deems appropriate.

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The shares of each Portfolio have equal rights and privileges with all other shares of that Portfolio except that Class A and Class B Shares have separate and exclusive voting rights with respect to the Fund's Rule 12b-1 Plan, and each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share subject to any preferences (such as resulting from Rule 12b-1 distribution fees with respect to the Class A and Class B Shares). Upon liquidation of the Fund or any Portfolio, shareholders of a Portfolio are entitled to share pro-rata in the net assets of that Portfolio available for distribution. Shares have no preemptive or conversion rights and are fully paid and nonassessable by the Fund. The Board of Directors may establish additional Portfolios at any time. The assets received by the Fund on the sale of shares of each Portfolio and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to each Portfolio, and constitute the assets of such Portfolio. The assets of each Portfolio are required to be segregated on the Fund's books of account.

SHAREHOLDER VOTING RIGHTS

All shares of the Fund have equal voting rights (except that Class A and Class B Shares have separate and exclusive voting rights with respect to the Fund's Rule 12b-1 Plan) and may be voted in the election of directors and on other matters submitted to the vote of shareholders. Under the Fund's corporate charter, the Fund is not required to hold, and does not expect to hold, annual shareholders' meetings. However, it will hold special meetings of shareholders as required or deemed desirable for such purposes as electing directors, changing fundamental policies or approving an investment management agreement. As permitted by Maryland law and the Fund's corporate charter, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as fewer than a majority of the directors holding office have been elected by shareholders. Each member of the Board of Directors serves for a term of unlimited duration, subject to the right of the Board of Directors or the shareholders to remove such director. The Board of Directors has the power to alter the number of directors and to appoint successor directors, provided that, immediately after the appointment of any successor director, at least two-thirds of the directors have been elected by the shareholders of the Fund. However, if at any time less than a majority of the directors holding office has been elected by the shareholders, the directors are required to call a special meeting of shareholders for the purpose of electing directors to fill any existing vacancies in the Board. The shares do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of directors can elect all the directors. No amendment may be made to the Fund's corporate charter without the affirmative vote of a majority of the outstanding shares of the Fund.

Shareholders will vote by Portfolio and not in the aggregate, except when voting in the aggregate is permitted under the laws of the State of Maryland and the Investment Company Act, such as for the election of directors, or when voting by class is appropriate.

In matters which only affect a particular Portfolio or class, the matter shall have been effectively acted upon by a majority vote of that Portfolio or class, even though: (i) the matter has not been approved by a majority vote of any other Portfolio or class; or (ii) the matter has not been approved by a majority vote of the Fund.

As used in the Prospectus and in this SAI, the phrase "majority vote" of a Portfolio or class (or of the Fund, as appropriate) means the vote of the lesser of (i) 67% of the shares of the Portfolio or class (Fund) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio or class (Fund).

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RETIREMENT PLANS

State Street Bank and Trust Company, a Massachusetts trust company, serves as custodian and provides the services required for Individual Retirement Plans (IRAs), Roth IRAs, Coverdell Education Savings Plans, Simplified Employee Pension Plans (SEPs), Savings Incentive Match Plans for Employees (SIMPLEs), Section 403(b) Plans and Qualified Pension and Profit Sharing Plans ("Keoghs"). An annual custodial fee of $20 per Social Security number (rather than per account), will be collected by redemption of shares or fractions thereof from each participant. EquiTrust Investment Management Services, Inc. performs plan services for a portion of the fee and during the fiscal year ended July 31, 2005 received $165,319 for its services, of which $49,596 was remitted to State Street Bank and Trust Company. Unusual administrative responsibilities will be subject to such additional charges as will reasonably compensate the custodian for the service involved.

Since a retirement investment program involves a commitment covering future years, it is important that the investor consider his or her needs and whether the investment objective of the Fund as described in the Prospectus is likely to fulfill them. Premature termination or curtailment of the plan may result in adverse tax consequences. Consultation with an attorney or other tax adviser regarding these plans is recommended. For further information regarding these plans, contact the Fund.

OTHER INFORMATION

Principal Holders of Securities

As of October 31, 2005, Farm Bureau Life Insurance Company (a wholly owned subsidiary of FBL Financial Group, Inc., an Iowa corporation) owned 70.90% of the Money Market Portfolio and 7.07% of the Strategic Yield Portfolio. Specifically, as of October 31, 2005, Farm Bureau Life owned as follows: 3.74% of the Strategic Yield Portfolio - Class B Shares, 16.94% of the Strategic Yield Portfolio - Class I Shares, 65.73% of the Money Market Portfolio - Class B Shares and 99.35% of the Money Market Portfolio - Class I Shares.

Custodian

JP Morgan Chase Bank, N.A., 3 Chase Metrotech Center, Brooklyn, NY 11245, currently serves as custodian of all cash and securities owned by the Fund. The custodian performs no managerial or policy-making functions for the Fund.

Independent Registered Public Accounting Firm

The Fund's independent registered public accounting firm is Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309. The independent registered public accounting firm audits and reports on the Fund's annual financial statements, reviews certain regulatory reports and performs other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund.

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Accounting Services

The Fund has entered into an accounting services agreement with the Adviser pursuant to which the Adviser performs accounting services for the Fund. In addition, the agreement provides that the Adviser shall calculate the Fund's NAV in accordance with the Fund's current Prospectus and shall prepare, for Fund approval and use, various tax returns and other reports. For such services, each Portfolio pays the Adviser an annual fee, payable monthly, of .05% of the Portfolio's average daily net assets, with the annual fee payable by a Portfolio not to exceed $30,000. During the fiscal years ended July 31, 2005, 2004 and 2003, the aggregate amount of such fees paid to the Adviser were $98,058, $97,557 and $90,005, respectively.

Shareholder Service, Dividend Disbursing and Transfer Agent

The Adviser serves as the Fund's shareholder service, transfer and dividend disbursing agent. EquiTrust in turn has contracted with DST Systems, Inc. ("DST"), an unrelated party, to perform certain services incident to the maintenance of shareholder accounts. The Fund pays the Adviser an annual fee of $7.03 to $9.03 per account and miscellaneous activity fees plus out-of-pocket expenses, a portion of which is paid to DST. During the fiscal year ended July 31, 2005, the aggregate amount of such fees paid to the Adviser was $456,087, of which $318,919 was paid to DST.

Code of Ethics

The Fund, Adviser and Distributor have adopted a joint Code of Ethics. Persons (as defined in the Code) are permitted to make personal securities transactions (including transactions in securities that may be purchased or held by the Fund), subject to requirements and restrictions set forth in such Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as those of the Fund. The Code of Ethics also prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the reporting of securities transactions. Exceptions to these and other provisions of the Code of Ethics may be granted in particular after review by appropriate personnel.

Legal Matters

The firm of Vedder, Price, Kaufman & Kammholz, P.C., Chicago, Illinois, is counsel for the Fund and its independent directors.

Registration Statement

The Fund's Prospectus and this SAI omit certain information contained in the Registration Statement, which the Fund has filed with the Commission under the 1933 Act, and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. The Registration Statement is available for inspection by the public at the Commission in Washington, D.C.

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FINANCIAL STATEMENTS

The audited financial statements of the Fund, including the notes thereto, contained in the Annual Report to Shareholders of EquiTrust Series Fund, Inc. for the fiscal year ended July 31, 2005, were filed with the Commission on October 4, 2005 and are incorporated by reference. Shareholders receive the Fund's audited annual report and the unaudited semi-annual report. Additional copies of such reports may be obtained without charge by contacting the Fund.

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APPENDIX A - MONEY MARKET INSTRUMENTS

The Money Market Portfolio invests in money market instruments maturing in thirteen months or less from the time of investment, including the instruments described below. In addition, the other Portfolios, subject to their respective investment objectives, may invest in certain money market instruments.

U.S. Government Securities: Bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

U.S. Government Agency or Instrumentality Securities: Debt securities issued or guaranteed by agencies or instrumentalities of the U.S. Government. Although these securities are not direct obligations of the U.S. Government, some are supported by the full faith and credit of the U.S. Treasury, others are supported only by the limited right of the issuer to borrow from the U.S. Treasury, and others depend solely upon the credit of the agency or instrumentality and not the U.S. Treasury.

Obligations of Banks or Savings Institutions: Certificates of deposit, bankers' acceptances and other short-term debt obligations of commercial banks or savings and loan associations. None of the Portfolios will invest in any instruments issued by a commercial bank unless the bank has total assets of at least $100 million and has its deposits insured by the Federal Deposit Insurance Corporation ("FDIC"). Similarly, the Portfolios will not invest in any instrument issued by a savings and loan association unless the savings and loan association has total assets of at least $100 million, has been issued a charter by the Office of Thrift Supervision ("OTS") or was formerly a member of the Federal Home Loan Bank System and is now subject to regulation by the OTS, and is insured by the FDIC. However, the Portfolios may invest in an obligation of a bank or savings and loan association with assets of less than $100 million if the principal amount of such obligation is fully covered by FDIC insurance. The FDIC insures the deposits at banks and savings and loan associations up to $100,000 per investor. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank. If the principal amount and accrued interest together exceed $100,000, then the accrued interest in excess of $100,000 will not be insured.

Commercial Paper: Short-term unsecured promissory notes issued by corporations, primarily to finance short-term credit needs. The Portfolios will only invest in U.S. dollar-denominated instruments which the Board of Directors determines present minimal credit risks and which, at the time of acquisition, generally are:

1.  rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"); or

2.  rated in one of the two highest rating categories by only one NRSRO if that NRSRO is the only NRSRO that has rated the instrument or issuer; or

3.  in the case of an unrated instrument, determined by the Board of Directors to be of comparable quality to either of the above; or

4.  issued by an issuer that has received a rating of the type described in 1 or 2 above on other securities that are comparable in priority and security to the instrument.

In addition, the Fund will invest in commercial paper issued by major corporations in reliance on the so-called "private placement" exemption from registration by Section 4(2) of the 1933 Act ("Section 4(2) paper") subject to the above noted requirements with respect to ratings. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to an institutional investor such as the Fund, who agrees that

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it is purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The Adviser considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, the paper will be treated as illiquid unless, pursuant to procedures approved by the Board of Directors, a particular investment in Section 4(2) paper is determined to be liquid. The Adviser monitors the liquidity of the Fund's investments in Section 4(2) paper on a continuing basis.

Other Corporate Debt Securities: Outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which were not issued as short-term obligations but which have thirteen months or less remaining until maturity. The Portfolio will only invest in such obligations if the Board of Directors determines that they present minimal credit risk, are, at the time of acquisition, rated AA/Aa or better by Standard & Poor's or Moody's and are:

1.  determined by the Board of Directors to be of comparable quality to either 1 or 2 above; or

2.  issued by an issuer that has received a rating of the type described in 1 or 2 above on other short-term securities that are comparable in priority and security to the obligation.

Repurchase Agreements: See "Investment Objectives, Policies and Techniques - Investment Strategies and Techniques - Repurchase Agreements" in the SAI.

Floating and Variable Rate Securities: The Portfolio may invest in instruments having rates of interest that are adjusted periodically or that float continuously or periodically according to formulas intended to minimize fluctuation in the value of the instruments ("Variable Rate Securities"). The interest rate on a Variable Rate Security is ordinarily determined by reference to, or is a percentage of, a specified market rate such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed rate obligations. Some Variable Rate Securities have a demand feature ("Variable Rate Demand Securities") entitling the purchaser to resell the securities at an amount approximately equal to the principal amount thereof plus accrued interest. As in the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some specified market rate intended to minimize fluctuation in the value of the instruments. Some of these Variable Rate Demand Securities are unrated, their transfer is restricted by the issuer and there is little if any secondary market for the securities. Thus, any inability of the issuers of such securities to pay on demand could adversely affect the liquidity of these securities. The Portfolio determines the maturity of Variable Rate Securities in accordance with Commission rules which allow the Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

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APPENDIX B - QUALITY COMPOSITION OF BOND PORTFOLIOS

The tables below reflect the average composition by quality rating of the investment securities of the High Grade Bond Portfolio and the Strategic Yield Portfolio for the fiscal year ended July 31, 2005. Percentages are weighted averages based upon the portfolio composition at the end of each month during the year. The percentage of total assets represented by bonds rated by Moody's and S&P is shown. The percentage of total assets represented by unrated bonds is also shown. Although not specifically rated by Moody's or S&P, U.S. Government securities are reflected as Aaa and AAA (highest quality) for purposes of these tables. The category noted as "Cash and Other Assets" includes all assets other than the rated and unrated bonds reflected in the table including, without limitation, equity securities, preferred stocks, money market instruments, repurchase agreements and cash.

The allocations reflected in the tables do not necessarily reflect the view of the Adviser as to the quality of the bonds in the Portfolios on the date shown, and they are not necessarily representative of the composition of the Portfolios at other times. The composition of each Portfolio will change over time.

High Grade Bond Portfolio

Moody's Rating Category	Percentage of Portfolio By Moody's Ratings	S&P Rating Category	Percentage of Portfolio By S&P Ratings
Aaa	44.65%	AAA	44.45%
Aa	6.19	AA	1.02
A	15.35	A	33.30
Baa	17.39	BBB	4.98
Ba	4.01	BB	3.77
B	0.09	B	0
Not Rated	0	Not Rated	0.16
	Cash and Other		Cash and Other
Assets	12.32	Assets	12.32
	100.00%		100.00%

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Strategic Yield Portfolio

Moody's Rating Category	Percentage of Portfolio By Moody's Ratings	S&P Rating Category	Percentage of Portfolio By S&P Ratings
A	0%	A	3.70%
Baa	38.56	BBB	30.13
Ba	41.09	BB	47.04
B	6.91	B	3.53
Caa	0	CCC	0.04
Not Rated	0.04	Not Rated	2.16
Cash and Other			Cash and Other
Assets	13.40	Assets	13.40
		100.00%	100.00%

The description of each bond quality category set forth in the tables above is intended to be a general guide and not a definitive statement as to how Moody's and S&P define such rating category. A more complete description of the rating categories is set forth under "Appendix C - Description of Corporate Bond Ratings." The ratings of Moody's and S&P represent their opinions as to the capacity to pay interest and principal of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and do not evaluate market value risk. After purchase by a Portfolio, an obligation may cease to be rated or its rating may be reduced. Neither event would require a Portfolio to eliminate the obligation from its portfolio. An issue may be unrated simply because the issuer chose not to have it rated, and not necessarily because it is of lower quality. Unrated issues may be less marketable.

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APPENDIX C - DESCRIPTION OF CORPORATE BOND RATINGS

Moody's Investors Service, Inc.

Aaa:  Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be anticipated are unlikely to impair the fundamentally strong position of such issues.

Aa:  Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than with Aaa securities.

A:  Bonds that are rated A possess many favorable investment attributes and may be considered as upper medium-grade obligations. This rating indicates an extremely strong capacity to pay principal and interest which is considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa:  Bonds rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:  Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be only moderate and thereby not well-safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B:  Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:  Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:  Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

NR:  Not rated.

C-1

Standard & Poor's

AAA:  Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA:  Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

A:  Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB:  Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB-B-CCC-CC:  Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D:  Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

  Plus (+) or Minus (–): The ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR:  Not rated.

Description of Commercial Paper Ratings

Moody's Investors Service, Inc.

P-1:  The rating P-1 is the highest commercial paper rating assigned by Moody's and indicates that, in Moody's opinion, the issuer or supporting institution has a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics: (1) leading market positions in well-established industries, (2) high rates of return on funds employed, (3) conservative capitalization structures with moderate reliance on debt and ample asset protection, (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation and (5) well-established access to a range of financial markets and assured sources of alternate liquidity.

C-2

P-2:  The rating P-2 indicates that, in Moody's opinion, the issuer or supporting institution has a strong ability for repayment of senior short-term debt obligations. Strong ability for repayment will normally be evidenced by many of the characteristics listed under the description of "P-1." Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's

A-1:  This designation indicates that the degree of safety regarding timely payment of debt having an original maturity of no more than 365 days is either overwhelming or very strong.

A-2:  This designation indicates that capacity for timely payment of debt having an original maturity of no more than 365 days is strong; however, the relative degree of safety is not as high as for issues designated "A-1."

C-3

APPENDIX D - PROXY VOTING POLICIES AND PROCEDURES

POLICY

EquiTrust Investment Management Services, Inc. (the "Adviser") acts as discretionary investment adviser to various clients, including EquiTrust Series Fund and EquiTrust Variable Insurance Series Fund (collectively referred to as "EquiTrust Mutual Funds"). The Adviser will exercise voting authority with respect to client securities as part of its investment advisory function, unless a client has retained voting authority pursuant to the client's advisory contract with the Adviser. The Adviser will exercise voting authority with respect to securities held by EquiTrust Mutual Funds.

The Adviser's policy is to vote proxies in the best interests of clients. In pursuing this policy, the Adviser votes in a manner that is intended to maximize the value of client assets. The Adviser seeks to align the interests of management of the companies in which it invests with the interests of clients. The Adviser has established procedures and guidelines, described below, that are intended to implement the Adviser's proxy voting policy.

PROCEDURES

Mr. Charles T. Happel, Securities Vice President is responsible for monitoring corporate actions. Mr. Happel is also responsible for ensuring that all proxies are voted in a timely manner and are voted consistently across client accounts.

Mrs. Lou Ann Sandburg is responsible for monitoring for conflicts of interest between the Adviser (and/or its affiliated persons) and its clients, including EquiTrust Mutual Funds and their respective shareholders/contract owners. Such a conflict may arise when the Adviser has a business relationship with (or is actively soliciting business from) the company soliciting proxies or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. All employees are responsible for notifying Mrs. Sandburg with respect to any conflict of interest of which they become aware.

Mr. Happel will vote all proxies in accordance with the guidelines described below, unless there is a conflict of interest. The following matters will be referred to the Investment Committee for instructions: (1) matters where the application of the guidelines is unclear; (2) matters which are not covered by the guidelines; and (3) matters where the guidelines call for case-by-case review. The Investment Committee will formulate a recommendation on such matters in accordance with the Adviser's goal to maximize the value of client assets. The Investment Committee will provide voting instructions on such matters to Mr. Happel who will vote in accordance with those instructions. (The Investment Committee is comprised of directors/officers of the Adviser as identified in its most recent Authorities and Titles Memorandum.)

GUIDELINES

Management Proposals

Absent unusual circumstances, the Adviser will vote for the following management proposals that have been approved and recommended by the company's board of directors:

•  Ratification of appointment of independent auditors

•  General updating/corrective amendments to charter

•  Increase in common stock authorization for stock split or stock dividend

•  Stock splits

•  Stock option plans that are incentive-based, not excessive and do not permit re-pricing

•  Uncontested election of directors where a majority of board is independent

•  Elimination of preemptive rights

•  Director's liability and indemnification proposals that conform with applicable state law

•  Adoption of anti-greenmail provisionss

•  Reductions in supermajority voting requirements

Absent special circumstances, the Adviser will vote against the following management proposals:

•  Elimination of cumulative voting

•  Classified board of directors

•  Imposition of supermajority voting requirements

•  Capitalization changes which add "blank check" stock or dictate the voting interests of existing shareholders

Mergers, acquisitions and other corporate transactions, anti-takeover provisions, executive compensation and all other management proposals not described above will be voted on a case-by-case basis at the discretion of the portfolio manager.

Shareholder Proposals

The Adviser will vote for a shareholder proposal if it is a proposal included in the list of proposals the Adviser would vote for if management proposed it. Otherwise, the Adviser will vote on a case-by-case basis at the discretion of the portfolio manager.

Foreign Issuers

The Adviser will vote proxies with respect to foreign issuers in accordance with the above guidelines, unless the issuer is in a country where "share blocking" is practiced. If "share blocking" is practiced, the shares may not be voted unless the appropriate portfolio manager consents. If the portfolio manager does not consent, the shares will not be voted.

CONFLICTS OF INTEREST

The Adviser operates separately from other companies affiliated with FBL Financial Group. As a result, there may be actual or potential conflicts of interest involving an affiliated company or companies of which the Adviser is unaware. Such conflicts will not be considered conflicts of interest covered by these Policies and Procedures. Accordingly, the Adviser will address actual or potential conflicts of interest of which it is aware in one of the following manners:

•  obtain the consent of the client or the Board of EquiTrust Mutual Funds, as applicable, before voting in accordance with the guidelines described above or the recommendation of the Investment Committee;

•  refer the matter to a third party proxy voting service; or

•  the Investment Committee will prepare a report that (1) describes the conflict of interest; (2) discusses procedures used to address such conflict of interest; (3) discloses any contacts from outside parties (other than routine communications from proxy solicitors) regarding the proposal; and (4) confirms that the recommendation was made solely on the investment merits and without regard to any other consideration. The Investment Committee will forward such report to Mr. Happel so that the affected proxies may be voted in accordance with such report.

In any event, the Adviser will report to the Board of EquiTrust Mutual Funds regarding any conflicts of interest with respect to EquiTrust Mutual Funds, including how the conflict was resolved, at the next regularly scheduled Board meeting.

RECORDKEEPING

General

The Adviser will maintain the following records:

•  these Policies and Procedures, including any amendments;

•  proxy statements received regarding client securities (provided, however, that the Adviser may rely on the Securities and Exchange Commission's (the "SEC") EDGAR system if the company filed its proxy statements via EDGAR or may rely on a third party as long as the third party has provided the Adviser with an undertaking to provide a copy of the proxy statement promptly upon request);

•  records of each vote cast on behalf of a client (provided, however, that the Adviser may rely on a third party subject to the undertaking requirement);

•  documents prepared by the Adviser that were material to making a voting decision or that memorialized the basis for the decision; and

•  records of written client requests for proxy voting information and the Adviser's written response to written and oral client requests.

The Adviser will maintain these records in an easily accessible place for at least five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Adviser.

Mutual Funds

With respect to proxies voted on behalf of EquiTrust Mutual Funds, the Adviser will compile (or will coordinate with a third party to compile) for each portfolio of EquiTrust Mutual Funds, as applicable, for each matter with respect to which the portfolio was entitled to vote, the information required to be included in Form N-PX for each 12-month period ending June 30 in order to assist EquiTrust Mutual Funds in filing Form N-PX with the SEC by August 31 of each year.

DISCLOSURE

The Adviser will describe in its brochure these Policies and Procedures and indicate that these Policies and Procedures are available to clients upon request. The Adviser will also advise clients in its brochure how they may obtain information on how their securities were voted.

AMENDMENTS

These Policies and Procedures may be amended by the Adviser from time to time. However, such amendments must be reported to the Board of EquiTrust Mutual Funds at the next regularly scheduled Board meeting.

EQUITRUST SERIES FUND, INC.

PART C

OTHER INFORMATION

Item 23. Exhibits.

  (a) (1)  Articles of Incorporation (1)

  (2)  Articles of Amendment which became effective in 1977 and 1978 (1)

  (3)  Articles of Amendment which became effective on November 30, 1987 (1)

  (4)  Articles Supplementary to the Charter which became effective on December 1, 1987 (5)

  (5)  Articles of Amendment which became effective on November 22, 1991 (1)

  (6)  Articles Supplementary to the Charter which became effective on November 25, 1991 (1)

  (7)  Articles Supplementary to the Charter which became effective on December 1, 1996 (2)

  (8)  Articles of Amendment which became effective on December 1, 1997 (3)

  (9)  Articles Supplementary to the Charter which became effective on December 1, 1997 (3)

  (10)  Articles of Amendment which became effective on May 1, 1998 (4)

  (11)  Articles Supplementary to the Charter which became effective on May 16, 2002 (9)

  (12)  Articles of Amendment which became effective on August 26, 2003 (10)

  (13)  Articles Supplementary to the Charter which became effective on August 18, 2005 (12)

  (b) (1)  By-laws, as amended (1)

  (2)  By-laws, as amended August 15, 1996 (2)

  (c)  Inapplicable.

  (d) (1)  Investment Advisory and Management Services Agreement dated November 11, 1987 (1)

  (i)  Amendment to Management Fee Schedule dated December 1, 1996 (2)

  (ii)  Investment Advisory and Management Services Agreement, as amended and restated June 25 and July 3, 2003 (10)

  (e) (1)    (i)  Underwriting Agreement dated December 31, 1983 (1)

  (ii)  Underwriting Agreement, as amended and restated December 1, 2002 (9)

  (iii)  Underwriting Agreement, dated December 1, 2003 (10)

  *(iv)  Underwriting Agreement, as amended and restated December 1, 2005.

  (2)    Dealer Agreement (10)

  (3)    (i)  Administrative Services Agreement dated November 25, 1991 (1)

  (ii)  Administrative Services Agreement, as amended and restated as of December 1, 1997 (3)

  (iii)  Administrative Services Agreement, as amended and restated December 1, 2002 (9)

  (iv)  Administrative Services Agreement, dated December 1, 2003 (10)

  (v)  Administrative Services Agreement, as amended and restated December 1, 2005 (12)

  (f)  Inapplicable

  *(g)  Custodian Agreement dated August 23, 2005

  (h) (1)    Fidelity Bond Joint Insureds Agreement (2)

  (2)    (i)  Joint Insureds D&O and E&O Agreement (1)

  (ii)  Joint Insurance D&O and E&O Agreement, as amended May 23, 2002 (9)

  (3)    (i)  Accounting Services Agreement (1)

  (ii)  Accounting Services Agreement, as amended and restated December 1, 2002 (9)

  (4)    (i)  Shareholder Service, Dividend Distributing and Transfer Agent Agreement dated September 1, 1995 (1)

  (ii)  Exhibit A to Shareholder Service, Dividend Disbursing and Transfer Agent Agreement (8)

  (iii)  Shareholder Service, Dividend Distributing and Transfer Agent Agreement, as amended and restated December 1, 2002 (9)

  (iv)  Exhibit A to Shareholder Service, Dividend Disbursing and Transfer Agent Agreement, as amended January 1, 2004 (10)

  *(i)  Consent and Opinion of Vedder, Price, Kaufman & Kammholz, P.C.

  *(j)  Consent of Ernst & Young LLP

  (k)  Inapplicable

  (l)  Inapplicable

  (m)    (i)  Distribution and Shareholder Servicing Plan and Agreement dated as of December 1, 1987 (1)

  (ii)  Distribution and Shareholder Servicing Plan and Agreement dated December 1, 1987, as amended November 25, 1991 (1)

  (iii)  Distribution Plan and Agreement, amended as of December 1, 1997 (3)

  (iv)  Distribution Plan and Agreement, as amended and restated December 1, 2002 (9)

  (v)  Distribution Plan and Agreement, as amended and restated December 1, 2003 (10)

  (vi)  Distribution Plan and Agreement, as amended and restated December 1, 2005 (12)

  (n)    (i)  Multiple Class Plan adopted pursuant to Rule 18f-3 (3)

  (ii)  Multiple Class Plan adopted pursuant to Rule 18f-3, as amended and restated December 1, 2005 (12)

  (o)  Reserved

  *(p)  Code of Ethics

  (q)  Powers of Attorney (11)

(1)  Incorporated by reference from Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A, filed on or about December 1, 1995.

(2)  Incorporated by reference from Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on November 27, 1996.

(3)  Incorporated by reference from Post-Effective Amendment No. 34 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed on November 25, 1997.

(4)  Incorporated by reference from Post-Effective Amendment No. 35 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed on November 25, 1998.

(5)  Incorporated by reference from Post-Effective Amendment No. 36 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed on September 30, 1999.

(6)  Incorporated by reference from Post-Effective Amendment No. 37 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed on November 30, 1999.

(7)  Incorporated by reference from Post-Effective Amendment No. 38 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed on November 29, 2000.

(8)  Incorporated by reference from Post-Effective Amendment No. 39 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed on November 30, 2001.

(9)  Incorporated by reference from Post-Effective Amendment No. 40 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed on November 27, 2002.

(10)  Incorporated by reference from Post-Effective Amendment No. 41 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed on November 25, 2003.

(11)  Incorporated by reference from Post-Effective Amendment No. 42 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed on November 30, 2004.

(12)  Incorporated by reference from Post-Effective Amendment No. 43 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed on September 8, 2005.

* Filed herewith

Item 24. Persons Controlled by or under Common Control with Registrant.

Inapplicable.

Item 25. Indemnification.

The Maryland Code, Corporations and Associations, Section 2-418, provides for indemnification of directors, officers, employees and agents. Article XVI of the Registrant's Articles of Incorporation restricts indemnification for any officer or director in cases of willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of their offices. Article XV of the Registrant's By-Laws provides for indemnification of officers under certain circumstances.

The Investment Advisory and Management Services Agreement between the Registrant and EquiTrust Investment Management Services, Inc. ("EquiTrust") provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties thereunder on the part of EquiTrust, EquiTrust shall not be liable for any error of judgment or mistake of law, or for any loss suffered by the Fund in connection with the matters to which such Agreement relates.

In addition, the Registrant maintains a directors and officers "errors and omissions" liability insurance policy under which the Registrant and its directors and officers are named insureds.

Item 26. Business and Other Connections of Investment Adviser.

Registrant's investment adviser is EquiTrust Investment Management Services, Inc. In addition to its services to Registrant as investment adviser, and shareholder service, transfer and dividend disbursing agent, all as set forth in parts A and B of this Registration Statement on Form N-1A, EquiTrust acts as adviser and shareholder service, transfer and dividend disbursing agent for EquiTrust Money Market Fund, Inc., a diversified open-end management investment company, and EquiTrust Variable Insurance Series Fund, a diversified open-end series management investment company.

The principal executive officers and directors of EquiTrust are Dennis M. Marker, President; William J. Oddy, Chief Executive Officer; James P. Brannen, Chief Financial Officer; JoAnn Rumelhart, Executive Vice President; Stephen M. Morain, Senior Vice President and General Counsel; James W. Noyce, Vice President, Treasurer; John M. Paule, Chief Marketing Officer; Lou Ann Sandburg, Chief Compliance Officer, Vice President-Investments and Assistant Treasurer; and David T. Sebastian, Vice President. A description of their services as officers and employees of FBL Financial Group, Inc. and its affiliates is incorporated herein by reference to Part B - Statement of Additional Information of this Registration Statement on Form N-1A. Mr. Brannen also serves as Chief Financial Officer of EquiTrust Marketing Services, LLC and Vice President - Finance for other affiliates of the foregoing. Mr. Sebastian also serves as President of EquiTrust Marketing Services, LLC and Vice President - Sales for other affiliates of the foregoing.

Item 27. Principal Underwriter.

(a) EquiTrust Marketing Services, LLC, the principal underwriter for Registrant, also acts as the underwriter for EquiTrust Money Market Fund, Inc., a diversified open-end management investment company and EquiTrust Variable Insurance Series Fund, a diversified, open-end series management investment company.

(b) The principal business address of each director and principal officer of the principal underwriter is 5400 University Avenue, West Des Moines, Iowa 50266.

Name	Positions and Offices with the Underwriter	Positions and Offices with the Fund
David T. Sebastian	President	None
William J. Oddy	Chief Executive Officer	Vice President and Director
James P. Brannen	Chief Financial Officer	None
JoAnn Rumelhart	Executive Vice President	Executive Vice President
Stephen M. Morain	Senior Vice President and General Counsel	Senior Vice President and General Counsel
James W. Noyce	Chief Administrative Officer and Treasurer	Chief Financial Officer and Treasurer
John M. Paule	Chief Marketing Officer	Chief Marketing Officer
Lou Ann Sandburg	Vice President-Investments and Assistant Treasurer	Vice President-Investments and Assistant Treasurer
Dennis M. Marker	Chief Compliance Officer, Vice President-Investment Administration	Chief Executive Officer
Robert A. Simons	Assistant General Counsel, Securities	None
Kristi Rojohn	Investment Compliance Vice President and Secretary	Chief Compliance Officer, Investment Compliance Vice President and Secretary
Julie M. McGonegle	Investment Product Vice President	None
Deborah K. Peters	Director, Broker/Dealer Compliance and Market Conduct	None
Rob Ruisch	Mutual Fund Accounting Director	Mutual Fund Accounting Director
Barbara A. Bennett	Treasury Administrator	None
Thomas J. Faulconer	Indiana OSJ Principal	None
Karen Garza	Assistant Secretary	Assistant Secretary
Rebecca Howe	Assistant Secretary	Assistant Secretary
Jennifer Morgan	Assistant Secretary	Assistant Secretary
Jodi Winslow	Assistant Secretary	Assistant Secretary

(c) Inapplicable.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of the Registrant, the offices of the Adviser, EquiTrust Investment Management Services, Inc., and the offices of the principal underwriter, EquiTrust Marketing Services, LLC, 5400 University Avenue, West Des Moines, Iowa 50266.

Item 29. Management Services.

Inapplicable.

Item 30. Undertakings.

Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Des Moines and State of Iowa, on the 30th day of November, 2005.

EQUITRUST SERIES FUND, INC.

BY:  /S/ CRAIG A. LANG

  Craig A. Lang
  President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ CRAIG A. LANG Craig A. Lang	President and Director (Principal Executive Officer)	November 30, 2005

/s/ WILLIAM J. ODDY William J. Oddy	Vice President and Director	November 30, 2005

/s/ JAMES W. NOYCE James W. Noyce	Chief Financial Officer and Treasurer (Principal Financial & Accounting Officer)	November 30, 2005

/s/ ERWIN H. JOHNSON Erwin H. Johnson*	Director	November 30, 2005

/s/ KENNETH KAY Kenneth Kay*	Director	November 30, 2005

/s/ STEVEN W. PLATE Steven W. Plate*	Director	November 30, 2005

/s/ JAMES D. WALLACE James D. Wallace*	Director	November 30, 2005

/s/ ERLIN J. WENESS Erlin J. Weness*	Director	November 30, 2005

*By: /s/ STEPHEN M. MORAIN Stephen M. Morain Attorney-in-Fact, Pursuant to Power of Attorney